UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
June 30, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Securities – 0.15%
Navient Student Loan Trust
Series 2016-5A A 144A
2.466% 6/25/65 #●	182,996	$185,886
SLM Student Loan Trust
Series 2003-11 A6 144A
1.796% 12/15/25 #●	400,000	401,440
Series 2008-9 A
2.656% 4/25/23 ●	2,112,870	2,157,844
Series 2012-5 A2
1.516% 6/25/19 ●	161,810	161,873
Total Agency Asset-Backed
Securities (cost $2,879,294)		2,907,043

Agency Collateralized Mortgage Obligations – 7.05%
Fannie Mae Connecticut
Avenue Securities
Series 2015-C03 2M1
2.716% 7/25/25 ●	18,487	18,508
Series 2015-C04 2M1
2.916% 4/25/28 ●	25,522	25,586
Series 2016-C03 1M1
3.216% 10/25/28 ●	90,707	92,377
Series 2016-C04 1M1
2.666% 1/25/29 ●	52,081	52,730
Series 2017-C01 1M1
2.516% 7/25/29 ●	34,098	34,460
Series 2017-C04 2M2
4.066% 11/25/29 ●	420,000	425,903
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	9,311	10,416
Series 2002-T4 A3
7.50% 12/25/41	32,070	36,052
Series 2004-T1 1A2
6.50% 1/25/44	10,043	11,543
Fannie Mae Interest Strip
Series 419 C3
3.00% 11/25/43 ∑	445,002	73,177
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	533,078	552,263
Series 2004-W11 1A2
6.50% 5/25/44	52,338	60,369
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	6,383	7,376
Series 1999-19 PH
6.00% 5/25/29	112,373	125,157
Series 2001-14 Z
6.00% 5/25/31	6,725	7,398
Series 2002-90 A1
6.50% 6/25/42	8,939	10,377
Series 2002-90 A2
6.50% 11/25/42	30,579	35,108
Series 2005-70 PA
5.50% 8/25/35	63,335	70,795
Series 2005-110 MB
5.50% 9/25/35	54,682	57,325
Series 2007-30 OE
2.00% 4/25/37 Ω^	3,355,982	2,831,873
Series 2008-15 SB
5.384% 8/25/36 ∑●	141,562	27,244
Series 2008-24 ZA
5.00% 4/25/38	13,619,771	14,894,579
Series 2009-2 AS
4.484% 2/25/39 ∑●	1,044,546	122,517
Series 2009-68 SA
5.534% 9/25/39 ∑●	304,931	51,304
Series 2009-94 AC
5.00% 11/25/39	180,218	196,303
Series 2010-41 PN
4.50% 4/25/40	475,000	509,698
Series 2010-43 HJ
5.50% 5/25/40	100,293	115,662
Series 2010-96 DC
4.00% 9/25/25	435,103	463,797
Series 2010-123 FE
1.696% 11/25/40 ●	2,223,347	2,235,295
Series 2010-129 SM
4.784% 11/25/40 ∑●	1,075,630	174,063
Series 2011-118 DC
4.00% 11/25/41	1,215,988	1,272,961
Series 2012-98 MI
3.00% 8/25/31 ∑	1,553,304	169,214
Series 2012-99 AI
3.50% 5/25/39 ∑	565,513	66,379
Series 2012-115 MI
3.50% 3/25/42 ∑	284,064	35,701
Series 2012-120 WI
3.00% 11/25/27 ∑	1,310,526	125,978
Series 2012-122 SD
4.884% 11/25/42 ∑●	1,494,984	296,664
Series 2012-139 NS
5.484% 12/25/42 ∑●	2,022,968	493,084
Series 2013-7 EI
3.00% 10/25/40 ∑	855,409	108,380
Series 2013-26 ID
3.00% 4/25/33 ∑	814,328	113,065
Series 2013-38 AI
3.00% 4/25/33 ∑	767,900	105,607

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-41 HI
3.00% 2/25/33 ∑	1,564,290	$173,233
Series 2013-43 IX
4.00% 5/25/43 ∑	4,512,456	1,032,402
Series 2013-44 DI
3.00% 5/25/33 ∑	2,457,798	350,563
Series 2013-45 PI
3.00% 5/25/33 ∑	159,984	22,097
Series 2013-55 AI
3.00% 6/25/33 ∑	1,902,322	267,543
Series 2013-59 PY
2.50% 6/25/43	110,000	102,057
Series 2013-69 IJ
3.00% 7/25/33 ∑	366,013	50,753
Series 2013-103 SK
4.704% 10/25/43 ∑●	1,907,267	423,930
Series 2014-36 ZE
3.00% 6/25/44	665,749	624,426
Series 2014-68 BS
4.934% 11/25/44 ∑●	1,525,939	322,161
Series 2014-90 SA
4.934% 1/25/45 ∑●	8,130,543	1,590,095
Series 2015-27 SA
5.234% 5/25/45 ∑●	579,120	113,041
Series 2015-40 GZ
3.50% 5/25/45	431,286	426,372
Series 2015-43 PZ
3.50% 6/25/45	451,721	468,083
Series 2015-44 Z
3.00% 9/25/43	1,640,415	1,606,078
Series 2015-89 AZ
3.50% 12/25/45	154,307	158,576
Series 2015-95 SH
4.784% 1/25/46 ∑●	1,441,779	321,720
Series 2016-6 AI
3.50% 4/25/34 ∑	1,216,171	154,948
Series 2016-30 CI
3.00% 5/25/36 ∑	972,659	132,587
Series 2016-33 DI
3.50% 6/25/36 ∑	2,391,842	362,577
Series 2016-36 SB
4.784% 3/25/43 ∑●	764,647	131,452
Series 2016-40 IO
3.50% 7/25/36 ∑	320,479	49,664
Series 2016-40 ZC
3.00% 7/25/46	343,129	321,297
Series 2016-50 IB
3.00% 2/25/46 ∑	137,729	20,120
Series 2016-55 SK
4.784% 8/25/46 ∑●	1,176,689	270,148
Series 2016-62 SA
4.784% 9/25/46 ∑●	2,317,201	570,531
Series 2016-64 CI
3.50% 7/25/43 ∑	1,187,574	172,097
Series 2016-74 GS
4.784% 10/25/46 ∑●	1,546,465	386,960
Series 2016-79 JS
4.834% 11/25/46 ∑●	1,195,313	260,870
Series 2016-85 SA
4.784% 11/25/46 ∑●	2,378,029	564,098
Series 2016-99 DI
3.50% 1/25/46 ∑	664,748	110,414
Series 2016-105 SA
4.784% 1/25/47 ∑●	1,566,659	347,552
Series 2017-4 AI
3.50% 5/25/41 ∑	1,255,892	152,014
Series 2017-4 BI
3.50% 5/25/41 ∑	711,833	107,139
Series 2017-6 NI
3.50% 3/25/46 ∑	136,760	24,366
Series 2017-8 BZ
3.00% 2/25/47	1,088,505	1,008,832
Series 2017-8 SG
4.784% 2/25/47 ∑●	1,944,975	439,546
Series 2017-11 EI
3.00% 3/25/42 ∑	1,915,953	263,637
Series 2017-12 JI
3.50% 5/25/40 ∑	661,697	88,267
Series 2017-16 SM
4.834% 3/25/47 ∑●	2,380,360	511,967
Series 2017-16 WI
3.00% 1/25/45 ∑	415,308	53,765
Series 2017-16 YT
3.00% 7/25/46	19,000	19,234
Series 2017-21 ZD
3.50% 4/25/47	386,361	382,209
Series 2017-25 BL
3.00% 4/25/47	157,000	145,364
Series 2017-25 GS
5.484% 4/25/47 ∑●	162,999	26,534
Series 2017-39 CY
3.50% 5/25/47	904,000	913,152
Series 2017-40 GZ
3.50% 5/25/47	332,934	342,284
Series 2017-45 JZ
3.00% 6/25/47	115,288	101,543
Series 2017-45 ZK
3.50% 6/25/47	245,715	243,469
Series 2017-46 VG
3.50% 4/25/38	201,000	207,953

2 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	45,635	$51,526
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	30,139	33,404
Series 2165 PE
6.00% 6/15/29	90,246	100,976
Series 2326 ZQ
6.50% 6/15/31	51,549	58,266
Series 3143 BC
5.50% 2/15/36	2,175,555	2,398,745
Series 3289 SA
5.591% 3/15/37 ∑●	1,016,306	169,572
Series 3656 PM
5.00% 4/15/40	673,113	740,410
Series 4050 EI
4.00% 2/15/39 ∑	1,376,241	144,124
Series 4065 DE
3.00% 6/15/32	120,000	122,436
Series 4101 WI
3.50% 8/15/32 ∑	706,910	105,877
Series 4109 AI
3.00% 7/15/31 ∑	2,883,055	320,392
Series 4120 IK
3.00% 10/15/32 ∑	2,334,167	319,914
Series 4135 AI
3.50% 11/15/42 ∑	1,173,605	240,229
Series 4146 IA
3.50% 12/15/32 ∑	1,224,123	187,599
Series 4150 UI
3.50% 8/15/32 ∑	1,259,945	138,247
Series 4159 KS
4.991% 1/15/43 ∑●	1,091,213	237,682
Series 4161 IM
3.50% 2/15/43 ∑	353,927	74,962
Series 4181 DI
2.50% 3/15/33 ∑	776,306	93,255
Series 4184 GS
4.961% 3/15/43 ∑●	1,271,642	274,980
Series 4185 LI
3.00% 3/15/33 ∑	603,484	83,744
Series 4191 CI
3.00% 4/15/33 ∑	255,579	35,606
Series 4342 CI
3.00% 11/15/33 ∑	454,062	54,642
Series 4435 DY
3.00% 2/15/35	1,305,000	1,314,015
Series 4453 DI
3.50% 11/15/33 ∑	583,418	74,744
Series 4494 SA
5.021% 7/15/45 ∑●	326,310	70,084
Series 4504 IO
3.50% 5/15/42 ∑	584,695	62,336
Series 4527 CI
3.50% 2/15/44 ∑	1,535,567	262,750
Series 4543 HI
3.00% 4/15/44 ∑	627,153	99,517
Series 4581 LI
3.00% 5/15/36 ∑	579,239	78,935
Series 4592 WT
5.50% 6/15/46	2,401,081	2,682,858
Series 4594 SG
4.841% 6/15/46 ∑●	3,451,443	858,472
Series 4614 HB
2.50% 9/15/46	605,000	552,571
Series 4618 SA
4.841% 9/15/46 ∑●	710,483	170,473
Series 4623 LZ
2.50% 10/15/46	524,663	460,028
Series 4623 MW
2.50% 10/15/46	610,000	562,868
Series 4625 BI
3.50% 6/15/46 ∑	2,241,903	450,684
Series 4625 PZ
3.00% 6/15/46	273,407	259,661
Series 4631 GS
4.841% 11/15/46 ∑●	2,481,687	525,906
Series 4631 LJ
3.00% 3/15/41	168,000	166,870
Series 4636 NZ
3.00% 12/15/46	671,992	644,927
Series 4644 GI
3.50% 5/15/40 ∑	889,557	140,448
Series 4648 MZ
3.00% 6/15/46	116,445	111,126
Series 4648 SA
4.841% 1/15/47 ∑●	1,696,807	375,782
Series 4650 JE
3.00% 7/15/46	112,000	108,419
Series 4655 WI
3.50% 8/15/43 ∑	691,032	111,922
Series 4657 JZ
3.50% 2/15/47	130,512	132,087
Series 4657 NW
3.00% 4/15/45	146,000	145,402
Series 4657 PS
4.841% 2/15/47 ∑●	1,749,284	382,422
Series 4660 GI
3.00% 8/15/43 ∑	502,611	79,169
Series 4663 AI
3.00% 3/15/42 ∑	1,204,428	168,271

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4663 HZ
3.50% 3/15/47	154,343	$150,322
Series 4664 ZC
3.00% 9/15/45	113,850	110,992
Series 4665 NI
3.50% 7/15/41 ∑	3,720,291	489,311
Series 4675 KS
4.841% 4/15/47 ∑●	1,337,508	305,555
Series 4676 KZ
2.50% 7/15/45	336,397	294,795
Freddie Mac Strips
Series 267 S5
4.841% 8/15/42 ∑●	1,594,601	330,815
Series 299 S1
4.841% 1/15/43 ∑●	1,195,928	240,990
Series 319 S2
4.841% 11/15/43 ∑●	487,625	106,824
Series 326 S2
4.791% 3/15/44 ∑●	1,223,636	245,144
Series 337 S1
4.891% 9/15/44 ∑●	1,027,857	233,880
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2016-DNA3 M1
2.316% 12/25/28 ●	192,796	193,446
Series 2017-DNA1 M2
4.466% 7/25/29 ●	750,000	782,367
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A
6.50% 2/25/43 ⧫	15,373	18,110
Series T-58 2A
6.50% 9/25/43 ⧫	7,877	9,124
GNMA
Series 2008-65 SB
4.788% 8/20/38 ∑●	855,059	130,453
Series 2009-2 SE
4.608% 1/20/39 ∑●	2,602,299	370,985
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,284,149
Series 2011-H21 FT
1.76% 10/20/61 ●	10,278,257	10,377,821
Series 2011-H23 FA
1.693% 10/20/61 ●	6,890,665	6,930,271
Series 2012-136 MX
2.00% 11/20/42	240,000	220,712
Series 2012-H08 FB
1.593% 3/20/62 ●	1,115,990	1,119,385
Series 2012-H18 NA
1.513% 8/20/62 ●	641,681	641,554
Series 2012-H29 SA
1.508% 10/20/62 ●	5,065,614	5,059,966
Series 2013-113 AZ
3.00% 8/20/43	1,688,177	1,642,835
Series 2013-113 LY
3.00% 5/20/43	173,000	173,308
Series 2015-64 GZ
2.00% 5/20/45	638,017	537,274
Series 2015-74 CI
3.00% 10/16/39 ∑	1,260,539	171,153
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,695,210
Series 2015-142 AI
4.00% 2/20/44 ∑	427,380	54,713
Series 2015-H10 FA
1.593% 4/20/65 ●	16,133,910	16,095,137
Series 2015-H11 FC
1.543% 5/20/65 ●	1,970,774	1,961,314
Series 2015-H12 FB
1.593% 5/20/65 ●	7,895,761	7,877,106
Series 2015-H20 FB
1.593% 8/20/65 ●	2,138,953	2,133,654
Series 2015-H30 FD
1.593% 10/20/65 ●	167,442	167,741
Series 2016-89 QS
4.838% 7/20/46 ∑●	1,094,670	268,687
Series 2016-108 SK
4.838% 8/20/46 ∑●	1,767,326	414,538
Series 2016-111 PB
2.50% 8/20/46	579,000	532,412
Series 2016-116 GI
3.50% 11/20/44 ∑	2,194,785	348,821
Series 2016-118 DI
3.50% 3/20/43 ∑	2,492,082	376,616
Series 2016-118 ES
4.888% 9/20/46 ∑●	1,124,414	264,208
Series 2016-120 AS
4.888% 9/20/46 ∑●	1,906,746	462,448
Series 2016-120 NS
4.888% 9/20/46 ∑●	2,552,313	632,044
Series 2016-121 JS
4.888% 9/20/46 ∑●	1,855,128	453,044
Series 2016-126 NS
4.888% 9/20/46 ∑●	1,281,203	299,489
Series 2016-134 MW
3.00% 10/20/46	98,000	99,663
Series 2016-147 ST
4.838% 10/20/46 ∑●	1,206,666	282,740
Series 2016-149 GI
4.00% 11/20/46 ∑	1,125,856	242,420

4 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-156 PB
2.00% 11/20/46	362,000	$299,726
Series 2016-160 GI
3.50% 11/20/46 ∑	1,512,066	357,503
Series 2016-160 GS
4.888% 11/20/46 ∑●	3,465,013	850,709
Series 2016-160 VZ
2.50% 11/20/46	176,553	151,279
Series 2016-163 MI
3.50% 11/20/46 ∑	1,214,705	145,764
Series 2016-163 PI
3.50% 5/20/43 ∑	3,134,187	477,152
Series 2016-163 XI
3.00% 10/20/46 ∑	1,767,504	238,423
Series 2016-171 IP
3.00% 3/20/46 ∑	1,553,893	230,908
Series 2016-H06 FD
1.913% 7/20/65 ●	2,042,643	2,068,829
Series 2017-4 BW
3.00% 1/20/47	106,000	101,395
Series 2017-10 IB
4.00% 1/20/47 ∑	1,535,957	361,069
Series 2017-10 KZ
3.00% 1/20/47	121,508	113,311
Series 2017-18 QI
4.00% 3/16/41 ∑	1,225,584	214,348
Series 2017-18 QS
4.928% 2/16/47 ∑●	1,451,545	330,519
Series 2017-25 CZ
3.50% 2/20/47	458,308	463,511
Series 2017-26 SA
4.888% 2/20/47 ∑●	1,560,575	317,418
Series 2017-34 DY
3.50% 3/20/47	230,000	231,096
Series 2017-56 JZ
3.00% 4/20/47	271,352	254,273
Total Agency Collateralized
Mortgage Obligations
(cost $137,315,312)		134,136,122

Agency Commercial Mortgage-Backed Securities – 0.67%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K719 A2 2.731%
6/25/22 ⧫●	1,900,000	1,943,538
Series KS03 A4 3.161%
5/25/25 ⧫●	920,000	950,718
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.793% 11/25/49 #●	550,000	582,740
Series 2011-K12 B 144A
4.492% 1/25/46 #●	685,000	725,770
Series 2011-K15 B 144A
5.116% 8/25/44 #●	75,000	81,586
Series 2011-K704 B 144A
4.69% 10/25/30 #●	650,000	665,264
Series 2012-K22 B 144A
3.811% 8/25/45 #●	665,000	689,721
Series 2012-K23 B 144A
3.781% 10/25/45 #●	1,500,000	1,552,098
Series 2012-K708 B 144A
3.883% 2/25/45 #●	885,000	905,098
Series 2013-K32 B 144A
3.651% 10/25/46 #●	650,000	671,757
Series 2013-K33 B 144A
3.617% 8/25/46 #●	505,000	515,501
Series 2013-K712 B 144A
3.48% 5/25/45 #●	470,000	480,942
Series 2013-K713 B 144A
3.274% 4/25/46 #●	285,000	290,302
Series 2013-K713 C 144A
3.274% 4/25/46 #●	945,000	950,918
Series 2014-K41 B 144A
3.962% 11/25/47 #●	1,245,000	1,268,704
Series 2014-K716 B 144A
4.083% 8/25/47 #●	500,000	517,594
Total Agency Commercial
Mortgage-Backed Securities
(cost $12,692,998)		12,792,251

Agency Mortgage-Backed Securities – 17.38%
Fannie Mae
5.50% 3/1/37	15,819	16,755
5.50% 7/1/37	92,593	98,797
Fannie Mae ARM
2.67% 7/1/37 ●	50,370	52,789
2.909% 7/1/45 ●	249,297	253,976
3.048% 4/1/44 ●	1,128,529	1,155,954
3.103% 8/1/35 ●	10,831	11,437
6.098% 8/1/37 ●	35,556	35,496
Fannie Mae FHAVA
4.50% 7/1/40	531,512	574,713
Fannie Mae S.F. 15 yr
4.50% 8/1/18	12,641	12,943
4.50% 7/1/20	61,791	63,269
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,417,019	1,422,710

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 10/1/40	26,168	$27,619
4.00% 11/1/40	148,992	157,320
4.50% 5/1/35	93,403	100,694
4.50% 8/1/35	177,197	190,557
4.50% 9/1/35	155,672	167,636
4.50% 5/1/39	644,721	694,698
4.50% 9/1/39	140,446	152,359
4.50% 11/1/39	440,176	479,608
4.50% 6/1/40	479,509	520,474
4.50% 8/1/40	138,494	149,681
4.50% 4/1/41	73,113	79,015
4.50% 1/1/42	532,068	577,432
4.50% 10/1/44	382,155	414,181
4.50% 3/1/46	516,613	559,820
4.50% 7/1/46	1,314,657	1,415,721
5.00% 3/1/34	2,771	3,032
5.00% 4/1/34	17,488	19,192
5.00% 8/1/34	26,672	29,195
5.00% 4/1/35	7,380	8,142
5.00% 12/1/37	3,045	3,324
5.00% 3/1/38	143,314	156,432
5.00% 6/1/38	7,195	7,854
5.00% 2/1/39	4,243	4,631
5.00% 5/1/40	98,084	107,266
5.50% 12/1/33	17,879	19,905
5.50% 11/1/34	22,514	25,185
5.50% 2/1/35	389,201	434,019
5.50% 8/1/37	127,433	142,788
5.50% 3/1/38	112,932	125,977
5.50% 6/1/39	367,993	411,403
5.50% 9/1/41	539,949	611,277
5.50% 5/1/44	13,083,395	14,650,622
6.00% 4/1/35	214,761	245,354
6.00% 3/1/36	237,843	271,145
6.00% 5/1/36	46,302	52,687
6.00% 6/1/36	22,383	25,421
6.00% 9/1/36	174,196	200,446
6.00% 12/1/36	24,724	28,072
6.00% 6/1/37	13,595	15,453
6.00% 7/1/37	11,369	12,892
6.00% 8/1/37	36,610	41,888
6.00% 9/1/37	313,248	354,540
6.00% 5/1/38	138,859	157,785
6.00% 8/1/38	96,871	109,311
6.00% 9/1/38	657,787	748,239
6.00% 10/1/38	126,040	143,162
6.00% 11/1/38	58,271	66,203
6.00% 12/1/38	163,131	184,582
6.00% 9/1/39	326,954	370,732
6.00% 10/1/39	1,264,136	1,441,825
6.00% 3/1/40	105,615	120,054
6.00% 7/1/40	371,420	420,782
6.00% 11/1/40	40,264	45,904
6.00% 5/1/41	274,727	310,356
6.00% 7/1/41	428,574	488,918
6.50% 11/1/33	4,671	5,170
6.50% 2/1/36	47,272	53,802
6.50% 3/1/36	60,626	67,166
6.50% 6/1/36	164,467	188,766
6.50% 2/1/38	27,772	31,264
6.50% 11/1/38	8,512	9,666
6.50% 3/1/40	1,346,769	1,520,485
6.50% 5/1/40	243,940	273,520
7.50% 3/1/32	313	358
7.50% 4/1/32	1,483	1,662
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/47	48,600,000	48,524,063
3.50% 8/1/47	83,800,000	85,892,478
4.00% 7/1/47	96,000,000	100,897,498
4.50% 7/1/47	32,000,000	34,317,475
4.50% 8/1/47	297,000	318,138
Freddie Mac ARM
2.554% 10/1/46 ●	645,462	648,222
2.929% 10/1/45 ●	504,496	514,044
3.933% 5/1/37 ●	277,087	294,429
5.484% 2/1/38 ●	44,925	47,401
Freddie Mac S.F. 20 yr
5.50% 10/1/23	36,914	40,680
5.50% 8/1/24	12,559	13,846
Freddie Mac S.F. 30 yr
4.50% 4/1/39	76,007	82,340
4.50% 7/1/42	725,414	782,724
4.50% 12/1/43	171,357	185,123
4.50% 8/1/44	1,124,369	1,213,805
5.00% 5/1/41	513,252	566,171
5.00% 12/1/41	458,117	503,911
5.00% 4/1/44	548,000	606,151
5.50% 3/1/34	30,827	34,490
5.50% 12/1/34	26,993	30,241
5.50% 12/1/35	26,643	29,921
5.50% 11/1/36	32,592	36,461
5.50% 12/1/36	7,258	8,097
5.50% 4/1/38	144,654	161,081
5.50% 6/1/38	20,941	23,302
5.50% 1/1/39	145,684	162,446
5.50% 6/1/39	182,705	203,405

6 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/40	82,267	$91,491
5.50% 8/1/40	316,788	352,586
5.50% 1/1/41	91,440	101,806
5.50% 6/1/41	1,478,180	1,651,517
6.00% 2/1/36	232,317	263,598
6.00% 3/1/36	206,572	235,040
6.00% 9/1/37	92,382	103,965
6.00% 1/1/38	32,846	36,973
6.00% 6/1/38	89,783	101,549
6.00% 8/1/38	146,686	166,774
6.00% 5/1/40	238,228	269,858
6.00% 7/1/40	540,687	612,814
6.50% 11/1/33	26,655	30,003
6.50% 1/1/35	97,540	114,047
6.50% 8/1/38	15,036	16,677
6.50% 4/1/39	141,255	158,548
7.00% 1/1/38	24,842	28,257
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/46	6,000,000	6,162,187
GNMA I S.F. 30 yr
5.50% 2/15/41	290,311	323,723
7.00% 12/15/34	161,622	189,926
GNMA II S.F. 30 yr
4.00% 8/20/46	6,000,000	6,304,219
5.00% 9/20/46	97,723	105,285
5.50% 5/20/37	234,694	260,466
5.50% 4/20/40	204,481	223,124
6.00% 4/20/34	5,353	5,846
6.00% 2/20/39	257,482	286,184
6.00% 10/20/39	427,513	475,145
6.00% 2/20/40	950,794	1,062,139
6.00% 4/20/46	298,980	333,529
6.50% 10/20/39	359,269	405,433
Total Agency Mortgage-Backed
Securities (cost $331,213,402)		330,764,160

Collateralized Debt Obligations – 3.82%
AMMC CLO 16
Series 2015-16A AR 144A
2.42% 4/14/29 #●	145,000	144,927
AMMC CLO XIII
Series 2013-13A A1LR
144A 2.573% 7/24/29 #●	1,500,000	1,500,000
Anchorage Capital CLO 6
Series 2015-6A A1 144A
2.698% 4/15/27 #●	435,000	435,000
Atlas Senior Loan Fund VI
Series 2014-6A AR 144A
2.408% 10/15/26 #●	2,500,000	2,500,133
Avery Point VI CLO
Series 2015-6A A 144A
2.621% 8/5/27 #●	250,000	250,659
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.646% 1/20/29 #●	2,400,000	2,419,841
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A
2.708% 4/18/27 #●	520,000	520,008
Blue Hill CLO
Series 2013-1A AR 144A
2.338% 1/15/26 #●	1,500,000	1,503,125
BlueMountain CLO
Series 2015-1A A1R 144A
2.485% 4/13/27 #●	400,000	401,455
Series 2015-2A A1 144A
2.588% 7/18/27 #●	710,000	711,475
Carlyle Global Market
Strategies CLO
Series 2014-3A A1AR
144A 2.32% 7/27/26 #●	1,900,000	1,899,039
Series 2014-5A A1R 144A
2.298% 10/16/25 #●	400,000	399,798
Cavalry CLO V
Series 2014-5A A 144A
2.528% 1/16/24 #●	70,216	70,187
Cedar Funding V CLO
Series 2016-5A A1 144A
2.768% 7/17/28 #●	530,000	535,548
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.352% 10/20/28 #●	1,230,000	1,239,104
CIFC Funding
Series 2012-3A A1R 144A
2.37% 1/29/25 #●	2,270,711	2,268,751
Dryden XXV Senior Loan Fund
Series 2012-25A AR 144A
2.358% 1/15/25 #●	3,343,178	3,348,096
Emerson Park CLO
Series 2013-1A A1AR
144A 2.138% 7/15/25 #●	300,000	300,129
Figueroa CLO
Series 2013-2A A1R 144A
2.524% 6/20/27 #●	400,000	399,798
Finn Square CLO
Series 2012-1A A1R 144A
2.506% 12/24/23 #●	2,359,437	2,357,124
Flagship CLO VIII
Series 2014-8A AR 144A
2.408% 1/16/26 #●	2,300,000	2,300,106

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Collateralized Debt Obligations (continued)
Flatiron CLO 2014-1
Series 2014-1A A1R 144A
2.338% 7/17/26 #●		1,250,000	$1,252,640
Fortress Credit BSL II
Series 2013-2A A1FR 144A
2.308% 10/19/25 #●		2,000,000	1,998,992
Galaxy XVI CLO
Series 2013-16A A2R
144A 2.31% 11/16/25 #●		1,500,000	1,500,747
GoldentTree Loan
Management US CLO 1
Series 2017-1A A 144A
2.404% 4/20/29 #●		1,190,000	1,194,627
Halcyon Loan Advisors
Funding
Series 2012-1A A1 144A
2.682% 8/15/23 #●		276,310	276,320
Hull Street CLO
Series 2014-1A AR 144A
2.378% 10/18/26 #●		500,000	499,748
JFIN CLO
Series 2015-2A AX 144A
2.608% 10/19/26 #●		150,000	150,182
Series 2017-1A A1 144A
2.324% 4/24/29 #●		1,275,000	1,279,229
JMP Credit Advisors CLO III
Series 2014-1A AR 144A
2.398% 10/17/25 #●		2,600,000	2,609,251
Jubilee CDO I-R
Series I-RA A 144A
0.10% 7/30/24 #●	EUR	201,627	230,092
Series I-RX A
0.30% 7/30/24 ●	EUR	1,008,137	1,150,459
KVK CLO
Series 2013-2A AR 144A
2.308% 1/15/26 #●		2,000,000	1,999,026
Series 2015-1A AR 144A
2.422% 5/20/27 #●		1,750,000	1,749,109
Limerock CLO II
Series 2014-2A AR 144A
2.458% 4/18/26 #●		2,000,000	2,003,752
Lockwood Grove CLO
Series 2014-1A A1R 144A
2.626% 4/25/25 #●		500,000	500,333
Madison Park Funding XIII
Series 2014-13A AR 144A
2.268% 1/19/25 #●		1,500,000	1,500,081
Malin CLO
Series 2007-1A A1 144A
0.24% 5/7/23 #●	EUR	179,147	204,438
MP CLO V
Series 2014-1A AR 144A
2.408% 7/18/26 #●		2,500,000	2,508,473
MP CLO VI
Series 2014-2A AR 144A
2.358% 1/15/27 #●		2,000,000	1,998,992
Nelder Grove CLO
Series 2014-1A A1R 144A
2.30% 8/28/26 #●		1,500,000	1,500,444
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.578% 7/15/27 #●		1,300,000	1,300,000
Northwoods Capital XV
Series 2017-15A A 144A
2.555% 6/20/29 #●		3,000,000	2,998,449
Oak Hill Credit Partners X
Series 2014-10A AR 144A
2.286% 7/20/26 #●		1,000,000	999,495
Oaktree CLO
Series 2014-1A A1R 144A
2.472% 5/13/29 #●		250,000	249,872
OCP CLO
Series 2017-13A A1A
144A 2.561% 7/15/30 #●		1,000,000	998,626
Octagon Investment Partners
XIX
Series 2014-1A AR 144A
2.258% 4/15/26 #●		1,000,000	1,003,078
OZLM IX
Series 2014-9A A1R 144A
2.376% 1/20/27 #●		1,800,000	1,805,976
Shackleton CLO
Series 2015-8A A1 144A
2.666% 10/20/27 #●		250,000	250,102
Sound Point CLO III
Series 2013-2A A1R 144A
2.148% 7/15/25 #●		300,000	299,849
Staniford Street CLO
Series 2014-1A AR 144A
2.426% 6/15/25 #●		1,500,000	1,499,239
Stoney Lane Funding I
Series 2007-1A A1 144A
1.398% 4/18/22 #●		81,863	81,652
TIAA CLO
Series 2017-1A A 144A
2.49% 4/20/29 #●		1,040,000	1,043,997
Tralee CLO III
Series 2014-3A A1R 144A
2.606% 7/20/26 #●		250,000	250,030
Venture CDO
Series 2016-25A A1 144A
2.487% 4/20/29 #●		490,000	491,396

8 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Venture XVII CLO
Series 2014-17A AR 144A
2.384% 7/15/26 #●	400,000	$400,000
Venture XXI CLO
Series 2015-21A A 144A
2.648% 7/15/27 #●	285,000	284,876
Venture XXIV CLO
Series 2016-24A A1D
144A
2.576% 10/20/28 #●	1,115,000	1,116,161
Venture XXVIII CLO
Series 2017-28A A2 144A
0.00% 7/20/30 #●	2,000,000	1,983,428
Voya CLO
Series 2012-2AR AR 144A
2.458% 10/15/22 #●	88,802	88,899
WhiteHorse IX
Series 2014-9A AR 144A
2.464% 7/17/26 #●	400,000	400,000
WhiteHorse VI
Series 2012-1A A1R 144A
2.37% 2/3/25 #●	3,514,063	3,506,525
Total Collateralized Debt
Obligations
(cost $72,481,815)		72,662,888

Convertible Bonds – 0.84%
Aerojet Rocketdyne Holdings
144A 2.25% exercise price
$26.00, maturity date
12/15/23 #	100,000	106,000
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	216,000	225,180
Ares Capital 144A 3.75%
exercise price $19.39,
maturity date 2/1/22 #	102,000	102,765
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	225,000	268,734
Blackhawk Network Holdings
144A 1.50% exercise price
$49.83, maturity date
1/15/22 #	427,000	478,240
Blackstone Mortgage Trust
4.375% exercise price
$35.67, expiration date
5/5/22	338,000	345,816
Blackstone Mortgage Trust
5.25% exercise price
$27.99, expiration date
12/1/18	429,000	497,640
Brookdale Senior Living
2.75% exercise price
$29.32, maturity date
6/15/18	711,000	707,889
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	220,000	211,887
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	277,000	320,974
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18	540,000	537,975
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	221,000	298,626
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	515,000	530,450
DISH Network
144A 2.375% exercise
price $82.22, expiration
date 3/15/24 #	396,000	417,037
144A 3.375% exercise
price $65.18, expiration
date 8/15/26 #	209,000	254,457
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18	359,000	345,537
General Cable 4.50% exercise
price $31.33, maturity date
11/15/29 Φ	811,000	614,839
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	479,000	449,362
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 Φ	239,000	350,733
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	353,000	380,799
Insulet 144A 1.25% exercise
price $58.37, maturity date
9/15/21 #	220,000	242,550

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Convertible Bonds (continued)
Jefferies Group 3.875%
exercise price $43.72,
maturity date 11/1/29		305,000	$307,288
Kaman 144A 3.25% exercise
price $65.26, maturity date
5/1/24 #		387,000	394,014
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21		299,000	353,007
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #		285,000	327,216
Liberty Media 144A 2.25%
exercise price $104.55,
maturity date 9/30/46 #		103,000	111,369
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23		318,000	334,298
Neurocrine Biosciences 144A
2.25% exercise price
$75.92, maturity date
5/15/24 #		290,000	288,731
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19		331,000	344,240
Novellus Systems 2.625%
exercise price $33.63,
maturity date 5/15/41		96,000	401,220
NuVasive 2.25% exercise
price $59.82, maturity date
3/15/21		180,000	249,300
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		375,000	449,063
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20		299,000	311,708
Pacira Pharmaceuticals 144A
2.375% exercise price
$66.89, maturity date
4/1/22 #		382,000	406,830
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21		227,000	207,138
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		510,000	542,513
Silicon Laboratories 144A
1.375% exercise price
$92.81, maturity date
3/1/22 #		39,000	40,511
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18		540,000	574,425
Spirit Realty Capital 3.75%
exercise price $13.00,
maturity date 5/15/21		476,000	473,325
Synaptics 144A 0.50%
exercise price $73.02,
	maturity date 6/15/22 #	76,000	76,950
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		303,000	282,548
Vector Group
1.75% exercise price
	$23.46, expiration date
4/15/20 ●		466,000	539,395
2.50% exercise price
	$15.22, expiration date
1/15/19 ●		147,000	215,814
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20		568,000	585,398
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		585,000	575,859
Total Convertible Bonds
(cost $15,476,705)			16,079,650

Corporate Bonds – 43.06%
Banking – 15.25%
Akbank TAS 144A
7.20% 3/16/27 #●		840,000	874,062
Ally Financial
4.125% 3/30/20		200,000	206,000
4.75% 9/10/18		200,000	206,000
5.75% 11/20/25		445,000	470,031
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	201,594
Banco Bilbao Vizcaya
Argentaria
6.75% 12/29/49 ●	EUR	400,000	473,707
Banco Nacional de Costa Rica
	144A 5.875% 4/25/21 #	840,000	883,092
Banco Nacional de Desenvol-
vimento Economico e
Social
144A 4.75% 5/9/24 #		675,000	661,500

10 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Banco Nacional de Desenvol-
vimento Economico e
Social
6.369% 6/16/18		1,500,000	$1,556,400
6.50% 6/10/19		2,500,000	2,665,650
Banco Santander
4.25% 4/11/27		200,000	208,004
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	292,000	225,122
Bank of America
2.153% 4/24/23 ●		1,120,000	1,124,876
2.60% 1/15/19		1,200,000	1,211,789
2.625% 4/19/21		2,300,000	2,312,057
3.30% 8/5/21	AUD	240,000	184,933
3.30% 1/11/23		716,000	730,561
3.705% 4/24/28 ●		1,105,000	1,114,701
4.183% 11/25/27		4,790,000	4,881,752
4.443% 1/20/48 ●		1,275,000	1,355,595
5.65% 5/1/18		3,300,000	3,404,346
5.75% 12/1/17		700,000	711,927
6.00% 9/1/17		3,200,000	3,222,144
6.40% 8/28/17		1,000,000	1,007,140
6.875% 4/25/18		5,025,000	5,230,231
7.625% 6/1/19		800,000	882,988
Bank of New York Mellon
2.15% 2/24/20		1,960,000	1,971,901
2.20% 8/16/23		810,000	785,954
2.222% 10/30/23 ●		840,000	859,540
2.50% 4/15/21		180,000	181,508
3.442% 2/7/28 ●		1,165,000	1,183,789
4.625% 12/29/49 ●		1,365,000	1,380,151
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,458,735
Banque Federative du Credit
Mutuel 144A
2.00% 4/12/19 #		500,000	500,093
Barclays
2.00% 3/16/18		1,000,000	1,001,767
4.337% 1/10/28		535,000	551,855
4.836% 5/9/28		795,000	813,755
6.50% 6/15/49 ●	EUR	400,000	473,136
8.25% 12/29/49 ●		1,775,000	1,885,937
Barclays Bank
1.949% 11/6/17 ●		3,000,000	3,006,810
144A 6.05% 12/4/17 #		300,000	305,215
7.625% 11/21/22		1,800,000	2,062,125
BB&T
1.83% 2/1/19 ●		750,000	755,476
2.106% 6/15/18 ●		65,000	65,401
2.45% 1/15/20		670,000	677,681
BBVA Bancomer
144A 6.50% 3/10/21 #		955,000	1,056,469
144A 7.25% 4/22/20 #		100,000	109,875
BGEO Group 144A
6.00% 7/26/23 #		690,000	703,110
BNP Paribas
144A 7.375% 8/19/25 #●		700,000	779,625
7.375% 12/29/49 ●		500,000	556,875
CIT Group 144A
5.50% 2/15/19 #		936,000	985,140
Citigroup
2.052% 7/30/18 ●		2,300,000	2,315,479
2.15% 6/7/19 ●		2,300,000	2,322,069
2.279% 5/17/24 ●		1,535,000	1,534,877
3.20% 10/21/26		1,000,000	973,785
3.75% 10/27/23	AUD	498,000	384,514
4.05% 7/30/22		150,000	156,969
Citizens Bank
2.55% 5/13/21		1,655,000	1,657,706
2.65% 5/26/22		250,000	249,583
Citizens Financial Group
2.375% 7/28/21		115,000	114,104
4.30% 12/3/25		965,000	1,007,968
Compass Bank
2.875% 6/29/22		1,220,000	1,216,608
3.875% 4/10/25		1,145,000	1,142,555
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	217,226
3.75% 7/21/26		2,405,000	2,409,425
4.375% 8/4/25		2,000,000	2,101,086
6.875% 3/19/20	EUR	2,400,000	3,223,248
Credit Suisse Group
144A 4.282% 1/9/28 #		2,980,000	3,084,291
144A 6.25% 12/29/49 #●		2,035,000	2,167,051
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,199,000	2,217,582
3.125% 12/10/20		250,000	254,885
3.80% 9/15/22		3,350,000	3,484,268
3.80% 6/9/23		2,300,000	2,374,016
4.55% 4/17/26		1,810,000	1,926,432
DBS Bank
144A 3.625% 9/21/22 #●		700,000	702,321
3.625% 9/21/22 ●		200,000	200,663
Deutsche Bank
2.85% 5/10/19		3,100,000	3,134,568

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
4.25% 10/14/21		1,700,000	$1,781,745
Dexia Credit Local 144A
1.682% 2/15/19 #●		560,000	560,345
Fifth Third Bancorp
2.60% 6/15/22		610,000	607,492
2.875% 7/27/20		435,000	445,127
Fifth Third Bank
2.082% 8/20/18 ●		905,000	909,504
2.25% 6/14/21		665,000	663,367
3.85% 3/15/26		985,000	1,004,791
Goldman Sachs Group
2.268% 6/5/23 ●		505,000	505,671
2.446% 9/15/20 ●		3,000,000	3,052,890
2.80% 11/29/23 ●		875,000	903,989
3.035% 8/21/19 ●	AUD	140,000	108,632
3.55% 2/12/21	CAD	100,000	80,337
3.691% 6/5/28 ●		2,720,000	2,734,479
5.15% 5/22/45		1,410,000	1,572,347
5.20% 12/17/19	NZD	206,000	157,599
5.95% 1/18/18		700,000	715,746
HBOS 1.923% 9/6/17 ●		500,000	499,795
HSBC Bank 144A
1.822% 5/15/18 #●		620,000	622,571
HSBC Holdings
2.65% 1/5/22		200,000	199,449
2.801% 1/5/22 ●		2,000,000	2,058,650
2.849% 5/25/21 ●		900,000	931,539
4.375% 11/23/26		360,000	374,300
6.00% 12/29/49 ●	EUR	900,000	1,155,148
Huntington Bancshares
2.30% 1/14/22		670,000	660,570
Huntington National Bank
2.375% 3/10/20		275,000	276,131
ICICI Bank 144A
4.00% 3/18/26 #		1,070,000	1,083,713
ING Bank 144A
1.959% 8/17/18 #●		4,500,000	4,527,563
ING Groep
3.15% 3/29/22		525,000	535,527
3.95% 3/29/27		210,000	218,832
JPMorgan Chase & Co.
1.802% 1/28/19 ●		200,000	201,297
2.056% 4/25/23 ●		895,000	896,311
2.25% 1/23/20		9,800,000	9,833,271
2.32% 6/7/21 ●		2,900,000	2,946,200
2.383% 10/24/23 ●		375,000	380,961
2.776% 4/25/23 ●		240,000	240,565
3.54% 5/1/28 ●		835,000	840,642
4.25% 11/2/18	NZD	570,000	424,283
4.25% 10/1/27		160,000	166,647
4.26% 2/22/48 ●		1,665,000	1,754,515
4.40% 7/22/20		400,000	426,122
6.75% 8/29/49 ●		865,000	983,937
7.90% 4/29/49 ●		500,000	520,375
JPMorgan Chase Bank
6.00% 10/1/17		600,000	606,176
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,268,420
KeyBank
2.40% 6/9/22		810,000	806,437
3.18% 5/22/22		250,000	254,725
3.40% 5/20/26		2,245,000	2,233,726
6.95% 2/1/28		1,220,000	1,530,524
Korea Development Bank
3.00% 3/17/19		850,000	862,604
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	1,150,000	931,100
Lloyds Bank 144A
12.00% 12/29/49 #●		3,600,000	4,908,816
Lloyds Banking Group
3.00% 1/11/22		975,000	985,559
7.00% 12/29/49 ●	GBP	400,000	541,678
7.50% 4/30/49 ●		510,000	563,869
7.625% 12/29/49 ●	GBP	2,500,000	3,611,424
7.875% 12/29/49 ●	GBP	1,300,000	1,986,570
Manufacturers & Traders Trust
2.50% 5/18/22		555,000	554,155
Mitsubishi UFJ Financial
Group
2.19% 9/13/21		2,050,000	2,021,275
2.296% 9/13/21 ●		450,000	456,111
Mitsubishi UFJ Trust &
Banking
1.987% 9/19/17 ●		1,900,000	1,902,829
144A 2.45% 10/16/19 #		500,000	503,427
144A 2.65% 10/19/20 #		500,000	503,375
Mizuho Bank 144A
2.45% 4/16/19 #		600,000	603,383
Morgan Stanley
2.125% 4/25/18		3,450,000	3,462,092
2.373% 5/8/24 ●		875,000	880,233
2.50% 4/21/21		3,500,000	3,498,873
3.125% 8/5/21	CAD	387,000	307,123
3.95% 4/23/27		1,670,000	1,684,071
4.375% 1/22/47		1,870,000	1,958,614
5.00% 9/30/21	AUD	359,000	295,201

12 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Nationwide Building Society
4.125% 3/20/23 ●	EUR	300,000	$351,761
Natixis 1.979% 9/25/17 ●		4,300,000	4,306,545
Norinchukin Bank
2.019% 10/10/17 ●		700,000	701,392
2.019% 10/11/17 ●		700,000	701,401
2.019% 10/12/17 ●		1,500,000	1,503,019
Northern Trust
3.375% 5/8/32 ●		330,000	330,306
PNC Bank
2.30% 6/1/20		500,000	502,963
2.45% 11/5/20		1,035,000	1,044,202
6.875% 4/1/18		1,415,000	1,468,088
PNC Financial Services Group
3.15% 5/19/27		570,000	567,935
5.00% 12/29/49 ●		1,100,000	1,135,750
Popular 7.00% 7/1/19		645,000	680,475
Regions Bank
2.25% 9/14/18		345,000	346,503
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,308,471
2.75% 2/1/22		185,000	188,240
Royal Bank of Scotland Group
2.652% 5/15/23 ●		390,000	393,427
3.498% 5/15/23 ●		500,000	503,519
3.875% 9/12/23		690,000	704,626
144A 6.99% 10/29/49 #●		300,000	341,250
8.625% 12/29/49 ●		4,970,000	5,429,725
Santander Holdings USA
2.642% 11/24/17 ●		2,500,000	2,510,107
2.70% 5/24/19		2,100,000	2,116,506
Santander UK
2.042% 8/24/18 ●		730,000	734,781
144A 5.00% 11/7/23 #		1,505,000	1,618,504
Santander UK Group Holdings
3.571% 1/10/23		250,000	255,927
7.375% 6/24/22 ●	GBP	2,200,000	3,016,826
Societe Generale 144A
4.25% 4/14/25 #		3,600,000	3,656,819
Standard Chartered 144A
2.308% 8/19/19 #●		3,200,000	3,230,950
State Street
2.653% 5/15/23 ●		45,000	45,162
3.10% 5/15/23		525,000	534,681
3.30% 12/16/24		875,000	900,783
3.55% 8/18/25		900,000	938,252
Sumitomo Mitsui Banking
1.844% 1/11/19 ●		1,000,000	1,003,070
1.946% 9/15/17 ●		3,800,000	3,805,153
Sumitomo Mitsui Financial
Group 2.901% 3/9/21 ●		2,300,000	2,370,428
Sumitomo Mitsui Trust Bank
1.997% 9/18/17 ●		2,700,000	2,704,080
SunTrust Bank
3.30% 5/15/26		540,000	528,834
SunTrust Banks
2.70% 1/27/22		1,105,000	1,108,350
5.05% 6/15/22 ●		280,000	284,900
SVB Financial Group
3.50% 1/29/25		2,205,000	2,168,027
Swedbank 144A
2.65% 3/10/21 #		1,135,000	1,150,143
Synchrony Financial
1.875% 8/15/17		500,000	500,119
2.402% 2/3/20 ●		500,000	503,965
2.58% 11/9/17 ●		1,400,000	1,404,515
Toronto-Dominion Bank
1.722% 4/30/18 ●		835,000	837,958
2.50% 12/14/20		690,000	698,243
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		355,000	361,355
144A 6.25% 4/20/21 #		590,000	626,624
UBS
144A 1.539% 12/7/18 #●		2,000,000	2,001,258
144A 1.799% 6/8/20 #●		2,000,000	2,004,098
4.75% 5/22/23 ●		1,300,000	1,327,832
5.125% 5/15/24		200,000	211,761
5.875% 12/20/17		1,163,000	1,186,735
7.625% 8/17/22		500,000	588,250
UBS Group
6.875% 12/29/49 ●		555,000	599,963
UBS Group Funding
Switzerland
144A 2.65% 2/1/22 #		785,000	784,087
144A 2.938% 4/14/21 #●		400,000	414,416
144A 3.00% 4/15/21 #		3,165,000	3,216,112
144A 3.491% 5/23/23 #		1,145,000	1,172,631
144A 4.125% 9/24/25 #		870,000	913,002
144A 4.125% 4/15/26 #		845,000	882,950
144A 4.253% 3/23/28 #		290,000	303,607
US Bancorp
2.375% 7/22/26		1,700,000	1,604,227
2.625% 1/24/22		935,000	945,192
3.15% 4/27/27		1,940,000	1,945,880
3.60% 9/11/24		1,275,000	1,325,717
USB Capital IX
3.50% 10/29/49 ●		1,820,000	1,618,253

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
2.402% 10/31/23 ●		1,440,000	$1,466,654
2.55% 12/7/20		3,000,000	3,035,622
3.00% 7/27/21	AUD	979,000	745,854
3.50% 9/12/29	GBP	196,000	283,451
3.584% 5/22/28 ●		1,835,000	1,856,479
4.75% 12/7/46		935,000	1,002,143
Westpac Banking
4.322% 11/23/31 ●		860,000	883,224
Woori Bank 144A
4.75% 4/30/24 #		800,000	839,425
Zions Bancorporation
4.50% 6/13/23		830,000	874,426
			290,134,678
Basic Industry – 1.96%
ArcelorMittal 6.125% 6/1/25		320,000	360,000
Barrick North America Finance
5.75% 5/1/43		670,000	817,246
BHP Billiton Finance
3.25% 9/25/24	GBP	123,000	175,784
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●		2,795,000	3,054,935
CF Industries 6.875% 5/1/18		1,750,000	1,822,187
Chemours 7.00% 5/15/25		90,000	98,550
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #		455,000	485,713
CK Hutchison International 17
144A 3.50% 4/5/27 #		700,000	704,073
Cliffs Natural Resources 144A
5.75% 3/1/25 #		225,000	213,187
Dow Chemical
8.55% 5/15/19		3,662,000	4,103,520
Equate Petrochemical 144A
3.00% 3/3/22 #		625,000	617,125
FMG Resources August 2006
144A 4.75% 5/15/22 #		225,000	226,406
144A 5.125% 5/15/24 #		235,000	235,587
Freeport-McMoRan
4.55% 11/14/24		650,000	615,875
6.875% 2/15/23		410,000	434,600
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,059,970
8.00% 1/15/24		2,242,000	2,880,082
Hexion 144A
10.375% 2/1/22 #		40,000	39,800
Hudbay Minerals
144A 7.25% 1/15/23 #		10,000	10,363
144A 7.625% 1/15/25 #		325,000	342,063
International Paper
4.40% 8/15/47		1,480,000	1,497,976
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,097,312
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #		30,000	34,013
Kraton Polymers 144A
10.50% 4/15/23 #		70,000	81,200
MMC Norilsk Nickel 144A
4.10% 4/11/23 #		595,000	593,438
NCI Building Systems 144A
8.25% 1/15/23 #		275,000	298,719
New Gold 144A
6.25% 11/15/22 #		30,000	30,975
NOVA Chemicals
144A 5.00% 5/1/25 #		526,000	524,685
144A 5.25% 6/1/27 #		180,000	179,550
Novelis 144A
6.25% 8/15/24 #		280,000	294,700
OCP
144A 4.50% 10/22/25 #		1,180,000	1,193,275
144A 6.875% 4/25/44 #		210,000	237,704
Olin 5.125% 9/15/27		360,000	371,700
Phosagro OAO via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #		955,000	963,065
PolyOne 5.25% 3/15/23		290,000	305,950
PQ 144A 6.75% 11/15/22 #		70,000	75,425
Sherwin-Williams
3.45% 6/1/27		2,055,000	2,073,869
Southern Copper
5.875% 4/23/45		450,000	484,659
SPCM 144A
4.875% 9/15/25 #		550,000	562,375
Steel Dynamics
5.00% 12/15/26		875,000	900,156
Summit Materials
6.125% 7/15/23		70,000	73,675
8.50% 4/15/22		30,000	34,050
Suzano Austria
144A 5.75% 7/14/26 #		290,000	300,875
144A 7.00% 3/16/47 #		485,000	493,730
US Concrete
144A 6.375% 6/1/24 #		505,000	535,300
6.375% 6/1/24		95,000	100,700
Vale Overseas
5.875% 6/10/21		520,000	559,520
6.25% 8/10/26		1,010,000	1,092,063
Vedanta Resources
144A 6.375% 7/30/22 #		455,000	457,593

14 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Vedanta Resources
144A 8.25% 6/7/21 #		670,000	$732,156
VM Holding 144A
5.375% 5/4/27 #		750,000	759,000
Westlake Chemical
5.00% 8/15/46		1,375,000	1,460,053
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #		508,000	544,830
			37,241,357
Brokerage – 0.42%
Affiliated Managers Group
3.50% 8/1/25		730,000	729,166
Bear Stearns
6.40% 10/2/17		700,000	708,100
7.25% 2/1/18		2,000,000	2,062,930
BlackRock 3.20% 3/15/27		420,000	425,687
E*TRADE Financial
5.875% 12/29/49 ●		1,120,000	1,192,800
Jefferies Group
6.45% 6/8/27		331,000	379,978
6.50% 1/20/43		270,000	306,489
Lazard Group
3.75% 2/13/25		2,100,000	2,121,183
			7,926,333
Capital Goods – 1.41%
Advanced Disposal Services
144A 5.625% 11/15/24 #		80,000	82,600
Ardagh Packaging Finance
144A 6.00% 2/15/25 #		405,000	426,263
144A 7.25% 5/15/24 #		200,000	219,500
Ball 5.25% 7/1/25		725,000	802,937
BMC East 144A
5.50% 10/1/24 #		50,000	52,375
Boise Cascade 144A
5.625% 9/1/24 #		750,000	776,250
Builders FirstSource
144A 5.625% 9/1/24 #		715,000	747,175
144A 10.75% 8/15/23 #		70,000	81,025
BWAY Holding 144A
5.50% 4/15/24 #		840,000	859,950
CCL Industries 144A
3.25% 10/1/26 #		655,000	632,138
Cemex 144A
7.75% 4/16/26 #		1,035,000	1,186,369
Crane
2.75% 12/15/18		170,000	171,831
4.45% 12/15/23		1,050,000	1,104,947
General Electric
1.551% 5/5/26 ●		920,000	904,401
4.25% 1/17/18	NZD	140,000	103,538
4.65% 10/17/21		89,000	98,087
5.55% 5/4/20		470,000	516,601
6.00% 8/7/19		1,025,000	1,114,316
Heathrow Funding 144A
4.875% 7/15/21 #		200,000	215,675
KLX 144A 5.875% 12/1/22 #		500,000	526,875
Koppers 144A
6.00% 2/15/25 #		80,000	85,200
LafargeHolcim Finance US
144A 3.50% 9/22/26 #		2,040,000	2,021,014
Lennox International
3.00% 11/15/23		710,000	709,850
Lockheed Martin
3.10% 1/15/23		1,111,000	1,137,914
Masco
3.50% 4/1/21		1,265,000	1,306,150
5.95% 3/15/22		304,000	343,488
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		600,000	662,625
Parker-Hannifin
3.30% 11/21/24		65,000	67,088
Rockwell Collins
3.20% 3/15/24		530,000	537,888
3.50% 3/15/27		370,000	375,985
Roper Technologies
2.80% 12/15/21		685,000	691,466
3.80% 12/15/26		280,000	288,273
Siemens Financierings-
maatschappij
144A 1.469% 5/25/18 #●		610,000	611,297
144A 1.70% 9/15/21 #		1,235,000	1,207,037
144A 3.125% 3/16/24 #		1,325,000	1,346,876
St. Marys Cement 144A
5.75% 1/28/27 #		920,000	907,350
Standard Industries 144A
5.00% 2/15/27 #		985,000	1,007,163
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #		30,000	33,375
Suzano Trading 144A
5.875% 1/23/21 #		250,000	266,250
TransDigm 6.375% 6/15/26		410,000	417,175
Union Andina de Cementos
144A 5.875% 10/30/21 #		460,000	478,860
United Technologies
2.80% 5/4/24		720,000	722,699
3.75% 11/1/46		875,000	860,372

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Zekelman Industries 144A
9.875% 6/15/23 #		90,000	$101,363
			26,809,611
Communications – 3.56%
21st Century Fox America
4.50% 2/15/21		155,000	166,223
AT&T
2.023% 7/15/21 ●		700,000	707,658
2.226% 6/30/20 ●		810,000	820,954
2.80% 2/17/21		2,200,000	2,225,012
3.20% 3/1/22		100,000	101,316
3.80% 3/1/24		100,000	102,609
4.25% 3/1/27		5,080,000	5,262,301
5.25% 3/1/37		790,000	845,144
Bell Canada 3.35% 3/22/23 CAD		219,000	176,134
Cablevision 144A
6.50% 6/15/21 #		950,000	1,009,375
CCO Holdings
144A 5.125% 5/1/27 #		215,000	220,375
144A 5.50% 5/1/26 #		530,000	563,787
144A 5.75% 2/15/26 #		80,000	85,800
144A 5.875% 5/1/27 #		60,000	64,275
CenturyLink
5.80% 3/15/22		1,160,000	1,210,750
6.75% 12/1/23		729,000	787,779
7.50% 4/1/24		20,000	21,950
Charter Communications
Operating
4.464% 7/23/22		800,000	853,214
Cincinnati Bell 144A
7.00% 7/15/24 #		355,000	371,933
Columbus Cable Barbados
144A 7.375% 3/30/21 #		395,000	420,181
Comcel Trust 144A
6.875% 2/6/24 #		380,000	406,186
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	113,850
144A 4.883% 8/15/20 #		2,090,000	2,231,714
CSC Holdings 144A
5.50% 4/15/27 #		826,000	875,560
Deutsche Telekom
International Finance
144A 1.95% 9/19/21 #		770,000	750,987
144A 2.485% 9/19/23 #		3,005,000	2,920,848
6.50% 4/8/22	GBP	36,000	57,804
Digicel 144A 6.75% 3/1/23 #		205,000	193,536
Digicel Group
144A 7.125% 4/1/22 #		645,000	565,213
144A 8.25% 9/30/20 #		455,000	427,086
DISH DBS
4.25% 4/1/18		200,000	203,064
7.75% 7/1/26		300,000	356,250
Gray Television 144A
5.875% 7/15/26 #		750,000	766,875
Grupo Televisa
6.125% 1/31/46		570,000	637,761
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	524,347
Lamar Media 5.75% 2/1/26		501,000	541,706
Level 3 Financing
5.375% 5/1/25		1,036,000	1,092,980
Midcontinent Communi-
cations 144A
6.875% 8/15/23 #		355,000	384,287
Millicom International Cellular
144A 6.00% 3/15/25 #		300,000	315,951
Myriad International Holdings
144A 4.85% 7/6/27 #		570,000	573,121
144A 5.50% 7/21/25 #		700,000	749,875
NBCUniversal Enterprise
144A 1.843% 4/15/18 #●		840,000	844,418
Nexstar Broadcasting 144A
5.625% 8/1/24 #		635,000	644,525
Radiate Holdco 144A
6.625% 2/15/25 #		80,000	80,200
SBA Tower Trust
144A 2.24% 4/10/18 #		735,000	734,789
144A 2.898% 10/8/19 #		600,000	603,169
SFR Group
144A 6.25% 5/15/24 #		790,000	837,400
144A 7.375% 5/1/26 #		1,000,000	1,088,750
Sinclair Television Group
144A 5.125% 2/15/27 #		615,000	598,087
Sirius XM Radio 144A
5.375% 4/15/25 #		1,147,000	1,188,579
Sprint
7.125% 6/15/24		300,000	334,500
7.875% 9/15/23		628,000	723,770
Sprint Capital 6.90% 5/1/19		900,000	965,016
Sprint Communications
7.00% 8/15/20		260,000	286,650
Telecom Italia 144A
5.303% 5/30/24 #		200,000	215,250
Telefonica Emisiones
5.213% 3/8/47		1,400,000	1,519,808
6.221% 7/3/17		722,000	722,000
Time Warner Cable
6.75% 7/1/18		1,500,000	1,569,720
7.30% 7/1/38		2,685,000	3,445,661

16 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Entertainment
8.375% 3/15/23		1,415,000	$1,782,324
T-Mobile USA
6.375% 3/1/25		50,000	54,187
6.50% 1/15/26		760,000	840,750
Tribune Media
5.875% 7/15/22		313,000	329,433
Unitymedia 144A
6.125% 1/15/25 #		340,000	366,350
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	513,010
Verizon Communications
2.25% 3/16/22 ●		3,000,000	3,037,248
144A 2.946% 3/15/22 #		1,631,000	1,643,944
2.992% 9/14/18 ●		650,000	661,878
3.125% 3/16/22		1,600,000	1,622,685
3.25% 2/17/26	EUR	323,000	416,338
3.50% 11/1/21		50,000	51,751
4.125% 3/16/27		1,500,000	1,552,423
5.15% 9/15/23		2,650,000	2,947,126
5.25% 3/16/37		225,000	242,898
VimpelCom Holdings
144A 4.95% 6/16/24 #		510,000	512,846
144A 5.95% 2/13/23 #		925,000	985,125
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		790,000	825,202
VTR Finance 144A
6.875% 1/15/24 #		855,000	908,437
WideOpenWest Finance
10.25% 7/15/19		90,000	92,813
Wind Acquisition Finance
144A 7.375% 4/23/21 #		350,000	364,219
Zayo Group
144A 5.75% 1/15/27 #		120,000	125,850
6.00% 4/1/23		695,000	734,963
6.375% 5/15/25		110,000	119,143
			67,839,006
Consumer Cyclical – 2.85%
Allison Transmission 144A
5.00% 10/1/24 #		275,000	282,563
American Tire Distributors
144A 10.25% 3/1/22 #		60,000	62,400
BMW US Capital 144A
1.50% 4/11/19 #		500,000	498,175
Boyd Gaming
6.375% 4/1/26		860,000	932,025
Coach 4.125% 7/15/27		645,000	639,812
CVS Health 2.125% 6/1/21		450,000	444,886
CVS Pass Through Trust 144A
5.773% 1/10/33 #⧫		82,341	93,740
Daimler 2.75% 12/10/18	NOK	1,870,000	229,685
Daimler Finance North
America
144A 1.51% 8/1/17 #●		540,000	540,079
144A 1.882% 8/3/17 #●		4,500,000	4,501,620
144A 2.00% 8/3/18 #		3,800,000	3,810,374
144A 2.00% 7/6/21 #		300,000	294,937
144A 2.20% 10/30/21 #		910,000	899,439
Dollar General
3.875% 4/15/27		1,650,000	1,693,238
DR Horton
3.75% 3/1/19		200,000	204,671
4.00% 2/15/20		400,000	415,608
Ford Motor Credit
1.897% 8/12/19		1,000,000	992,900
2.24% 6/15/18		4,000,000	4,010,708
3.096% 5/4/23		1,340,000	1,325,729
3.20% 1/15/21		4,600,000	4,672,459
5.75% 2/1/21		700,000	770,803
General Motors
6.75% 4/1/46		245,000	291,931
General Motors Financial
3.00% 9/25/17		3,400,000	3,409,867
3.70% 5/9/23		525,000	533,727
4.375% 9/25/21		800,000	847,160
4.75% 8/15/17		900,000	903,094
5.25% 3/1/26		725,000	784,491
GLP Capital 5.375% 4/15/26		730,000	799,197
Goodyear Tire & Rubber
4.875% 3/15/27		370,000	376,475
5.00% 5/31/26		530,000	549,875
Hanesbrands 144A
4.875% 5/15/26 #		630,000	642,600
HD Supply 144A
5.75% 4/15/24 #		510,000	543,150
Hilton Worldwide Finance
144A 4.875% 4/1/27 #		365,000	382,794
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	615,476
144A 2.55% 2/6/19 #		715,000	717,982
144A 3.00% 3/18/21 #		580,000	584,057
JC Penney 8.125% 10/1/19		108,000	118,260
JD.com 3.125% 4/29/21		1,270,000	1,271,607
KFC Holding
144A 5.00% 6/1/24 #		340,000	355,300
144A 5.25% 6/1/26 #		318,000	335,490

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Landry’s 144A
6.75% 10/15/24 #		50,000	$51,313
Lennar
4.50% 4/30/24		270,000	279,747
4.75% 5/30/25		40,000	41,950
4.875% 12/15/23		185,000	197,372
Levi Strauss & Co.
5.00% 5/1/25		805,000	845,250
Lowe’s
1.648% 9/10/19 ●		520,000	524,006
3.10% 5/3/27		315,000	313,993
3.70% 4/15/46		1,475,000	1,427,617
4.05% 5/3/47		300,000	306,350
M/I Homes 6.75% 1/15/21		80,000	84,200
Marriott International
3.75% 3/15/25		670,000	691,386
4.50% 10/1/34		160,000	167,845
MGM Resorts International
4.625% 9/1/26		605,000	614,075
Mohegan Gaming &
Entertainment 144A
7.875% 10/15/24 #		110,000	114,813
New Red Finance 144A
4.25% 5/15/24 #		305,000	303,838
PACCAR Financial
1.823% 12/6/18 ●		835,000	841,253
Penn National Gaming 144A
5.625% 1/15/27 #		930,000	949,763
Penske Automotive Group
5.50% 5/15/26		490,000	488,775
PulteGroup 5.00% 1/15/27		430,000	442,900
Scientific Games International
10.00% 12/1/22		750,000	825,000
Scotts Miracle-Gro
5.25% 12/15/26		395,000	414,750
Toyota Motor Credit
2.80% 7/13/22		420,000	427,409
Volkswagen Financial Services
2.375% 11/13/18	GBP	800,000	1,058,420
Wolverine World Wide 144A
5.00% 9/1/26 #		400,000	395,500
Wyndham Worldwide
4.15% 4/1/24		555,000	570,737
ZF North America Capital
144A 4.00% 4/29/20 #		400,000	415,500
			54,172,146
Consumer Non-Cyclical – 3.59%
Abbott Laboratories
2.90% 11/30/21		475,000	480,004
4.90% 11/30/46		1,260,000	1,398,169
AbbVie 2.85% 5/14/23		1,400,000	1,398,559
Actavis 3.25% 10/1/22		300,000	306,831
Actavis Funding SCS
3.45% 3/15/22		1,000,000	1,031,785
Air Medical Group Holdings
144A 6.375% 5/15/23 #		110,000	104,775
Albertsons
144A 5.75% 3/15/25 #		720,000	671,400
144A 6.625% 6/15/24 #		70,000	69,650
Allergan Funding SCS
2.35% 3/12/18		500,000	502,179
Amgen 4.00% 9/13/29	GBP	216,000	318,797
Anheuser-Busch InBev
Finance
1.57% 2/1/19 ●		340,000	340,695
2.65% 2/1/21		900,000	912,748
3.65% 2/1/26		5,310,000	5,481,051
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,083,351
Aramark Services
4.75% 6/1/26		895,000	930,800
BAT International Finance
144A 2.75% 6/15/20 #		700,000	709,589
Bayer US Finance 144A
1.582% 10/6/17 #●		295,000	295,062
Becle 144A 3.75% 5/13/25 #		1,815,000	1,814,990
Becton Dickinson
2.894% 6/6/22		1,085,000	1,087,568
3.363% 6/6/24		595,000	597,047
Biogen 5.20% 9/15/45		870,000	997,700
Boston Scientific
2.85% 5/15/20		900,000	913,037
3.375% 5/15/22		800,000	824,362
Cardinal Health
1.948% 6/14/19		1,200,000	1,201,807
Celgene 3.25% 8/15/22		1,475,000	1,517,927
Cencosud 144A
6.625% 2/12/45 #		530,000	580,468
Change Healthcare Holdings
144A 5.75% 3/1/25 #		80,000	81,900
Cott Holdings 144A
5.50% 4/1/25 #		380,000	388,550
DaVita
5.00% 5/1/25		831,000	835,155
5.125% 7/15/24		30,000	30,506
Dean Foods 144A
6.50% 3/15/23 #		525,000	555,187

18 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
ESAL 144A 6.25% 2/5/23 #	390,000	$342,225
HCA
3.75% 3/15/19	2,600,000	2,658,500
5.375% 2/1/25	795,000	840,553
7.58% 9/15/25	30,000	34,575
HealthSouth
5.125% 3/15/23	235,000	243,225
5.75% 11/1/24	643,000	662,611
5.75% 9/15/25	270,000	285,525
Heineken 144A
3.50% 1/29/28 #	385,000	391,599
Hill-Rom Holdings
144A 5.00% 2/15/25 #	245,000	251,125
144A 5.75% 9/1/23 #	325,000	343,687
Imperial Brands Finance
144A 2.05% 2/11/18 #	270,000	270,394
144A 2.95% 7/21/20 #	700,000	712,286
144A 3.75% 7/21/22 #	470,000	489,824
inVentiv Group Holdings
144A 7.50% 10/1/24 #	40,000	43,600
JBS USA
144A 5.75% 6/15/25 #	155,000	146,475
144A 5.875% 7/15/24 #	320,000	301,600
KAR Auction Services 144A
5.125% 6/1/25 #	200,000	204,250
Kernel Holding 144A
8.75% 1/31/22 #	890,000	957,284
Kroger 2.65% 10/15/26	570,000	526,799
Lamb Weston Holdings
144A 4.625% 11/1/24 #	220,000	227,700
144A 4.875% 11/1/26 #	355,000	369,644
Live Nation Entertainment
144A 4.875% 11/1/24 #	711,000	723,443
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	572,000	503,360
144A 5.625% 10/15/23 #	30,000	27,525
Marfrig Holdings Europe
144A 8.00% 6/8/23 #	935,000	951,549
Merck 1.541% 5/18/18 ●	680,000	681,883
MHP 144A 7.75% 5/10/24 #	520,000	528,996
Molson Coors Brewing
3.00% 7/15/26	1,410,000	1,358,995
4.20% 7/15/46	830,000	817,950
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	110,000	117,563
Mylan 3.95% 6/15/26	1,160,000	1,177,623
New York and Presbyterian
Hospital 4.063% 8/1/56	690,000	692,065
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #	790,000	811,725
PepsiCo 1.505% 10/13/17 ●	950,000	951,030
Pernod Ricard 144A
4.45% 1/15/22 #	1,940,000	2,081,956
Pfizer
1.546% 6/15/18 ●	754,000	756,094
3.00% 12/15/26	1,105,000	1,109,563
Post Holdings
144A 5.00% 8/15/26 #	825,000	825,000
144A 5.75% 3/1/27 #	105,000	108,413
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	745,000	811,424
Quintiles IMS 144A
5.00% 10/15/26 #	610,000	630,587
Revlon Consumer Products
6.25% 8/1/24	310,000	271,250
Reynolds American
4.00% 6/12/22	2,200,000	2,333,597
ServiceMaster 144A
5.125% 11/15/24 #	650,000	674,375
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	1,470,000	1,454,159
2.875% 9/23/23	1,385,000	1,374,518
Team Health Holdings 144A
6.375% 2/1/25 #	60,000	58,350
Tempur Sealy International
5.50% 6/15/26	450,000	458,437
Tenet Healthcare
8.00% 8/1/20	160,000	162,200
THC Escrow 144A
5.125% 5/1/25 #	345,000	347,156
Thermo Fisher Scientific
3.00% 4/15/23	1,980,000	1,998,380
Tyson Foods
2.65% 8/15/19	1,500,000	1,519,723
3.55% 6/2/27	1,215,000	1,224,493
Universal Health Services
144A 3.75% 8/1/19 #	1,400,000	1,433,250
144A 5.00% 6/1/26 #	210,000	218,925
Zimmer Biomet Holdings
4.625% 11/30/19	1,270,000	1,337,721
		68,298,408
Energy – 3.86%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	80,000	81,000

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Anadarko Petroleum
5.55% 3/15/26	710,000	$794,855
6.60% 3/15/46	1,875,000	2,323,476
Antero Resources
5.625% 6/1/23	90,000	91,575
BP Capital Markets
3.216% 11/28/23	1,230,000	1,250,023
3.224% 4/14/24	975,000	985,254
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	295,000	315,650
Chevron 1.748% 3/3/22 ●	575,000	580,315
ConocoPhillips
2.082% 5/15/22 ●	575,000	587,783
Crestwood Midstream
Partners 144A
5.75% 4/1/25 #	405,000	405,000
Diamondback Energy 144A
4.75% 11/1/24 #	775,000	775,000
Ecopetrol
5.875% 9/18/23	410,000	449,360
7.375% 9/18/43	270,000	291,114
Enbridge
1.946% 6/15/20 ●	1,350,000	1,349,804
3.70% 7/15/27	630,000	630,913
5.50% 12/1/46	685,000	775,991
Energy Transfer
6.125% 12/15/45	1,640,000	1,799,113
9.70% 3/15/19	694,000	777,571
Energy Transfer Equity
5.50% 6/1/27	50,000	52,000
7.50% 10/15/20	475,000	533,187
Enterprise Products Operating
7.034% 1/15/68 ●	200,000	205,800
Exxon Mobil
1.593% 3/6/22 ●	1,125,000	1,136,244
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	1,065,000	1,072,721
Genesis Energy
5.625% 6/15/24	315,000	300,037
5.75% 2/15/21	30,000	30,075
6.00% 5/15/23	30,000	29,550
6.75% 8/1/22	375,000	377,813
Gulfport Energy
144A 6.00% 10/15/24 #	520,000	508,300
6.625% 5/1/23	245,000	246,837
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	647,500
144A 5.75% 10/1/25 #	40,000	37,900
Holly Energy Partners 144A
6.00% 8/1/24 #	40,000	41,800
KazMunayGas National
144A 3.875% 4/19/22 #	345,000	342,257
144A 4.75% 4/19/27 #	945,000	928,911
Kinder Morgan
2.00% 12/1/17	600,000	600,389
Kinder Morgan Energy
Partners
5.00% 10/1/21	620,000	666,430
5.95% 2/15/18	1,000,000	1,024,866
6.85% 2/15/20	2,000,000	2,206,248
9.00% 2/1/19	2,200,000	2,427,792
Laredo Petroleum
6.25% 3/15/23	285,000	284,287
MPLX 4.875% 12/1/24	1,615,000	1,724,602
Murphy Oil 6.875% 8/15/24	860,000	900,850
Murphy Oil USA
6.00% 8/15/23	895,000	948,700
Nabors Industries 144A
5.50% 1/15/23 #	262,000	249,227
Newfield Exploration
5.375% 1/1/26	50,000	52,000
5.75% 1/30/22	475,000	502,313
Noble Energy
5.05% 11/15/44	2,055,000	2,121,118
Oasis Petroleum
6.875% 3/15/22	40,000	39,000
Pertamina Persero
144A 4.875% 5/3/22 #	525,000	561,853
144A 5.25% 5/23/21 #	440,000	477,492
144A 5.625% 5/20/43 #	255,000	264,456
Petrobras Global Finance
5.375% 1/27/21	490,000	499,408
6.125% 1/17/22	500,000	517,500
6.75% 1/27/41	985,000	925,900
6.85% 6/5/15	1,700,000	1,508,750
7.25% 3/17/44	1,040,000	1,026,480
7.375% 1/17/27	385,000	408,293
8.375% 5/23/21	1,200,000	1,346,256
Petroleos Mexicanos
3.125% 1/23/19	200,000	201,900
144A 4.878% 3/11/22 #●	110,000	118,773
144A 6.50% 3/13/27 #	390,000	419,445
6.75% 9/21/47	375,000	379,643
9.25% 3/30/18	1,000,000	1,048,563
Plains All American Pipeline
3.85% 10/15/23	10,000	10,079

20 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Plains All American Pipeline
6.50% 5/1/18	800,000	$828,697
8.75% 5/1/19	1,160,000	1,290,202
QEP Resources
5.25% 5/1/23	565,000	536,750
Raizen Fuels Finance 144A
5.30% 1/20/27 #	885,000	899,381
Regency Energy Partners
5.00% 10/1/22	1,500,000	1,610,363
5.75% 9/1/20	400,000	432,952
Rio Oil Finance Trust
9.25% 7/6/24	200,503	204,564
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	523,125
Sabine Pass Liquefaction
5.625% 4/15/23	2,105,000	2,342,444
5.625% 3/1/25	765,000	845,996
5.75% 5/15/24	6,465,000	7,209,380
6.25% 3/15/22	400,000	453,349
Shell International Finance
1.632% 5/11/20 ●	595,000	600,642
4.375% 5/11/45	400,000	420,244
Southwestern Energy
4.10% 3/15/22	220,000	206,113
6.70% 1/23/25	95,000	93,337
Spectra Energy Capital
3.30% 3/15/23	710,000	713,450
Spectra Energy Partners
1.92% 6/5/20 ●	500,000	502,160
Statoil 1.639% 11/8/18 ●	835,000	839,150
Summit Midstream Holdings
5.75% 4/15/25	50,000	50,500
Targa Resources Partners
144A 5.375% 2/1/27 #	680,000	707,200
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	785,000	758,663
Tesoro 144A
4.75% 12/15/23 #	1,080,000	1,168,452
Tesoro Logistics
5.25% 1/15/25	390,000	410,963
Transcanada Trust
5.30% 3/15/77 ●	430,000	442,846
5.875% 8/15/76 ●	560,000	609,112
Transocean 144A
9.00% 7/15/23 #	70,000	72,975
Transocean Proteus 144A
6.25% 12/1/24 #	308,750	316,469
WildHorse Resource
Development 144A
6.875% 2/1/25 #	80,000	75,400
Woodside Finance
144A 3.65% 3/5/25 #	485,000	484,084
144A 3.70% 9/15/26 #	680,000	670,947
144A 4.60% 5/10/21 #	400,000	422,274
144A 8.75% 3/1/19 #	1,125,000	1,242,882
YPF 144A
24.167% 7/7/20 #●	1,205,000	1,316,463
		73,518,871
Finance Companies – 1.64%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	1,785,000	1,905,487
AerCap Ireland Capital
3.95% 2/1/22	1,685,000	1,756,006
4.625% 10/30/20	1,150,000	1,223,026
Air Lease
3.00% 9/15/23	985,000	980,569
3.375% 6/1/21	1,600,000	1,643,816
3.625% 4/1/27	715,000	716,603
American Express
7.00% 3/19/18	6,600,000	6,846,602
Aviation Capital Group
144A 2.875% 9/17/18 #	300,000	302,977
144A 2.875% 1/20/22 #	1,540,000	1,536,016
144A 4.875% 10/1/25 #	1,090,000	1,189,133
144A 6.75% 4/6/21 #	500,000	567,851
BOC Aviation
2.375% 9/15/21	600,000	586,847
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫	148,870	168,789
GE Capital International
Funding Unlimited
2.342% 11/15/20	251,000	253,107
International Lease Finance
6.25% 5/15/19	200,000	214,620
144A 7.125% 9/1/18 #	100,000	105,867
8.625% 1/15/22	1,455,000	1,793,202
LeasePlan 144A
2.875% 1/22/19 #	1,600,000	1,605,725
Navient 5.50% 1/15/19	1,000,000	1,043,750
Park Aerospace Holdings
144A 5.50% 2/15/24 #	785,000	821,895
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	895,000	879,524

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Finance Companies (continued)
Springleaf Finance
8.25% 12/15/20	2,500,000	$2,812,500
SUAM Finance 144A
4.875% 4/17/24 #	655,000	696,691
SURA Asset Management
144A 4.375% 4/11/27 #	315,000	318,937
Temasek Financial I 144A
2.375% 1/23/23 #	560,000	554,824
Waha Aerospace
3.925% 7/28/20	735,000	755,083
		31,279,447
Insurance – 0.78%
Allstate 3.28% 12/15/26	305,000	310,198
Athene Global Funding 144A
2.529% 7/1/22 #●	600,000	603,566
Berkshire Hathaway
2.75% 3/15/23	600,000	608,338
Berkshire Hathaway Finance
2.90% 10/15/20	885,000	913,719
Brighthouse Financial 144A
3.70% 6/22/27 #	820,000	809,085
HUB International 144A
7.875% 10/1/21 #	120,000	125,400
Liberty Mutual Group 144A
4.95% 5/1/22 #	320,000	351,305
Manulife Financial
4.061% 2/24/32 ●	1,075,000	1,086,850
MetLife 144A
9.25% 4/8/38 #	1,100,000	1,641,750
MetLife Capital Trust IV 144A
7.875% 12/15/37 #	300,000	406,530
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	765,000	785,142
NUVEEN FINANCE
144A 2.95% 11/1/19 #	1,130,000	1,146,844
144A 4.125% 11/1/24 #	1,460,000	1,513,020
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	745,000	735,187
Progressive 4.125% 4/15/47	1,025,000	1,069,079
Prudential Financial
5.375% 5/15/45 ●	765,000	830,025
USIS Merger Sub 144A
6.875% 5/1/25 #	200,000	204,000
Willis North America
3.60% 5/15/24	340,000	343,846
XLIT
3.616% 12/29/49 ●	510,000	476,850
5.50% 3/31/45	900,000	965,232
		14,925,966
Natural Gas – 0.17%
AmeriGas Partners
5.875% 8/20/26	825,000	849,750
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	351,137
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	615,000	662,006
Southern Gas Corridor 144A
6.875% 3/24/26 #	600,000	651,120
Texas Eastern Transmission
144A 6.00% 9/15/17 #	800,000	806,266
		3,320,279
Real Estate – 1.71%
American Tower
2.25% 1/15/22	225,000	219,602
4.00% 6/1/25	1,440,000	1,494,140
4.40% 2/15/26	525,000	551,353
5.05% 9/1/20	500,000	538,931
American Tower Trust I 144A
3.07% 3/15/23 #	1,285,000	1,296,612
CC Holdings GS V
3.849% 4/15/23	450,000	473,626
Corporate Office Properties
3.60% 5/15/23	690,000	686,533
5.25% 2/15/24	670,000	718,306
Crown Castle International
5.25% 1/15/23	1,190,000	1,323,336
CubeSmart 3.125% 9/1/26	930,000	885,537
CyrusOne 144A
5.00% 3/15/24 #	150,000	154,875
DDR 7.875% 9/1/20	415,000	475,665
Digital Realty Trust
3.40% 10/1/20	2,100,000	2,155,224
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	967,311
Equinix 5.375% 5/15/27	350,000	374,063
ESH Hospitality 144A
5.25% 5/1/25 #	845,000	877,744
GEO Group
5.125% 4/1/23	140,000	141,400
5.875% 10/15/24	40,000	41,500
6.00% 4/15/26	85,000	88,613
Goodman Funding 144A
6.375% 11/12/20 #	5,300,000	5,926,280

22 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
Goodman US Finance Two
144A 6.00% 3/22/22 #	300,000	$338,923
HCP 5.375% 2/1/21	2,300,000	2,511,901
Hospitality Properties Trust
4.50% 3/15/25	870,000	894,363
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,296,565
3.875% 4/1/24	250,000	254,607
4.50% 2/1/26	45,000	47,275
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	600,000	633,000
LifeStorage 3.50% 7/1/26	695,000	666,465
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	265,000	267,981
Physicians Realty
4.30% 3/15/27	395,000	401,119
Prologis 4.00% 1/15/18	300,000	301,893
Regency Centers
3.60% 2/1/27	815,000	811,093
SBA Communications 144A
4.875% 9/1/24 #	525,000	535,500
Trust F/1401 144A
5.25% 1/30/26 #	745,000	774,427
Uniti Group
144A 7.125% 12/15/24 #	120,000	119,438
144A 7.125% 12/15/24 #	40,000	39,750
8.25% 10/15/23	235,000	243,225
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,833,017
Welltower 2.25% 3/15/18	400,000	401,126
WP Carey 4.60% 4/1/24	695,000	724,834
		32,487,153
Technology – 1.12%
Apple
1.532% 5/11/22 ●	1,040,000	1,043,479
1.68% 2/9/22 ●	180,000	181,947
3.20% 5/11/27	1,720,000	1,738,461
Broadcom 144A
3.00% 1/15/22 #	1,400,000	1,413,826
CDK Global 5.00% 10/15/24	910,000	971,425
CDW Finance 5.00% 9/1/25	90,000	93,825
Cisco Systems
1.702% 3/1/19 ●	650,000	654,908
1.85% 9/20/21	950,000	938,761
CommScope Technologies
144A 5.00% 3/15/27 #	740,000	740,000
144A 6.00% 6/15/25 #	40,000	42,900
Dell International
144A 3.48% 6/1/19 #	600,000	614,331
144A 4.42% 6/15/21 #	300,000	316,517
144A 6.02% 6/15/26 #	600,000	662,096
144A 8.10% 7/15/36 #	15,000	18,921
EMC 2.65% 6/1/20	900,000	883,651
Entegris 144A
6.00% 4/1/22 #	60,000	62,850
First Data
144A 5.75% 1/15/24 #	510,000	531,675
144A 7.00% 12/1/23 #	513,000	548,910
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	20,000	22,525
Hewlett Packard Enterprise
2.45% 10/5/17	106,000	106,286
2.85% 10/5/18	150,000	151,333
Infor US 6.50% 5/15/22	70,000	72,800
Intel 2.45% 7/29/20	200,000	203,451
International Business
Machines
1.625% 5/15/20	440,000	436,442
Microsoft
3.70% 8/8/46	265,000	263,334
4.25% 2/6/47	3,795,000	4,125,488
NXP 144A 4.625% 6/1/23 #	575,000	621,719
Oracle 1.814% 10/8/19 ●	940,000	949,865
Solera 144A
10.50% 3/1/24 #	50,000	57,687
Symantec
4.20% 9/15/20	2,000,000	2,110,000
144A 5.00% 4/15/25 #	530,000	556,002
Western Digital 144A
7.375% 4/1/23 #	240,000	264,300
		21,399,715
Transportation – 0.96%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	542,949	552,451
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	330,311	349,304
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	403,180	413,260
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	338,972	341,514

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	233,402	$238,934
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	472,734	484,788
American Airlines 2016-3
Class AA Pass Through
Trust 3.00% 10/15/28 ⧫	1,300,000	1,277,250
AP Moller - Maersk 144A
2.875% 9/28/20 #	200,000	204,014
Avis Budget Car Rental 144A
6.375% 4/1/24 #	320,000	320,800
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫	585,775	650,942
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	251,406	289,431
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #⧫	1,286,044	1,336,046
Herc Rentals
144A 7.50% 6/1/22 #	9,000	9,540
144A 7.75% 6/1/24 #	361,000	382,660
Kansas City Southern
3.00% 5/15/23	500,000	502,257
Latam Airlines 2015-1 Pass
Through Trust Class A
4.20% 11/15/27 ⧫	463,269	461,801
Penske Truck Leasing
144A 3.30% 4/1/21 #	855,000	879,035
144A 3.40% 11/15/26 #	140,000	137,862
144A 4.20% 4/1/27 #	2,535,000	2,624,179
Transnet SOC 144A
4.00% 7/26/22 #	575,000	561,069
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	310,708	325,071
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	593,961	616,235
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	555,000	555,000
United Parcel Service
5.125% 4/1/19	2,210,000	2,336,945
United Rentals North America
5.50% 5/15/27	1,080,000	1,115,100
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	516,785	556,697
XPO Logistics 144A
6.125% 9/1/23 #	705,000	736,725
		18,258,910
Utilities – 3.78%
AES 5.50% 4/15/25	760,000	798,950
AES Andres 144A
7.95% 5/11/26 #	500,000	544,240
AES Gener
144A 5.25% 8/15/21 #	40,000	43,068
144A
8.375% 12/18/73 #●	796,000	855,700
Ameren 3.65% 2/15/26	410,000	419,380
Ameren Illinois
9.75% 11/15/18	2,110,000	2,332,305
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,697,385
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,300,688
Calpine
144A 5.25% 6/1/26 #	495,000	487,575
5.50% 2/1/24	344,000	327,230
5.75% 1/15/25	100,000	94,250
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	590,985
CMS Energy 6.25% 2/1/20	1,080,000	1,189,512
ComEd Financing III
6.35% 3/15/33	680,000	730,715
Consumers Energy
3.25% 8/15/46	675,000	621,469
Dominion Energy
2.00% 8/15/21	280,000	274,863
3.625% 12/1/24	820,000	841,491
3.90% 10/1/25	825,000	855,570
DTE Energy
2.85% 10/1/26	950,000	905,468
3.30% 6/15/22	855,000	878,173
Duke Energy
1.625% 8/15/17	1,000,000	1,000,217
1.80% 9/1/21	480,000	468,983
2.65% 9/1/26	205,000	195,107
Dynegy
6.75% 11/1/19	290,000	300,513
144A 8.00% 1/15/25 #	70,000	68,250
E.ON International Finance
144A 5.80% 4/30/18 #	200,000	206,145

24 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Emera 6.75% 6/15/76 ●		1,365,000	$1,549,275
Emera US Finance
3.55% 6/15/26		185,000	185,791
4.75% 6/15/46		995,000	1,055,720
Enel 144A
8.75% 9/24/73 #●		1,605,000	1,913,963
Enel Americas
4.00% 10/25/26		525,000	531,431
Enel Finance International
144A 3.625% 5/25/27 #		2,135,000	2,118,975
144A 6.00% 10/7/39 #		305,000	364,328
144A 6.25% 9/15/17 #		900,000	907,973
Entergy
2.95% 9/1/26		195,000	187,115
4.00% 7/15/22		1,070,000	1,132,015
Entergy Arkansas
3.75% 2/15/21		200,000	209,239
Entergy Louisiana
3.12% 9/1/27		80,000	79,839
4.05% 9/1/23		1,555,000	1,665,651
4.95% 1/15/45		235,000	242,611
Exelon
2.45% 4/15/21		200,000	199,611
3.497% 6/1/22		870,000	893,193
3.95% 6/15/25		1,070,000	1,109,210
Exelon Generation
3.40% 3/15/22		1,750,000	1,782,982
FirstEnergy 2.75% 3/15/18		1,000,000	1,006,539
Fortis
144A 2.10% 10/4/21 #		325,000	318,608
144A 3.055% 10/4/26 #		1,970,000	1,905,022
Great Plains Energy
3.15% 4/1/22		965,000	976,145
3.90% 4/1/27		535,000	542,344
4.85% 6/1/21		545,000	581,235
IPALCO Enterprises
5.00% 5/1/18		165,000	168,506
Jersey Central Power & Light
7.35% 2/1/19		1,000,000	1,077,490
Kansas City Power & Light
3.65% 8/15/25		1,350,000	1,372,506
LG&E & KU Energy
3.75% 11/15/20		165,000	172,161
4.375% 10/1/21		1,555,000	1,654,307
Majapahit Holding
7.75% 1/20/20		400,000	448,000
Metropolitan Edison 144A
4.00% 4/15/25 #		600,000	616,646
National Rural Utilities
Cooperative Finance
2.70% 2/15/23		1,215,000	1,217,215
4.75% 4/30/43 ●		1,195,000	1,224,067
5.25% 4/20/46 ●		865,000	912,242
New York State Electric & Gas
144A 3.25% 12/1/26 #		1,015,000	1,017,711
Newfoundland & Labrador
Hydro 3.60% 12/1/45	CAD	100,000	80,929
NextEra Energy Capital
Holdings
2.70% 9/15/19		450,000	455,987
3.55% 5/1/27		2,340,000	2,380,859
NV Energy 6.25% 11/15/20		935,000	1,052,581
Pampa Energia 144A
7.50% 1/24/27 #		725,000	757,755
Pedernales Electric
Cooperative (MBIA) 144A
6.202% 11/15/32 #		620,000	708,814
Pennsylvania Electric
5.20% 4/1/20		1,380,000	1,458,747
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		500,000	492,615
144A 5.25% 5/15/47 #		410,000	411,792
144A 5.50% 11/22/21 #		505,000	551,713
Public Service Co. of New
Hampshire
3.50% 11/1/23		635,000	663,534
Public Service Co. of
Oklahoma 5.15% 12/1/19		645,000	687,932
Puget Energy
6.50% 12/15/20		3,800,000	4,250,714
Rochester Gas & Electric
144A 3.10% 6/1/27 #		30,000	30,006
SCANA 4.125% 2/1/22		810,000	815,502
Southern
2.75% 6/15/20		1,260,000	1,276,883
2.95% 7/1/23		500,000	497,403
3.25% 7/1/26		1,170,000	1,146,893
4.40% 7/1/46		970,000	993,078
Southwestern Electric Power
6.45% 1/15/19		690,000	734,793
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #		525,000	545,383
Union Electric
2.95% 6/15/27		900,000	891,967

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Electric Power
4.30% 12/15/45	555,000	$585,479
		71,839,257
Total Corporate Bonds
(cost $802,122,870)		819,451,137

Municipal Bonds – 1.06%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series B
8.084% 2/15/50	1,500,000	2,396,940
Bay Area, California Toll
Authority
(Taxable Build America
Bonds) Series S3 6.907%
10/1/50	905,000	1,371,410
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	295,000	289,283
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	715,000	1,093,871
(High Speed Passenger)
Series C 2.007% 4/1/47 ●	1,250,000	1,254,725
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,295,342
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,295,342
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	200,000	246,972
Municipal Electric Authority of
Georgia (Build America
Bond Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,800,000	2,205,180
New Jersey Transportation
Trust Fund Authority
(Build America Bond)
Series C 5.754%
12/15/28	1,590,000	1,704,782
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	495,000	723,294
Series F 7.414% 1/1/40	240,000	361,322
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	878,248
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	984,552
Oregon State Taxable Pension
5.892% 6/1/27	65,000	78,787
Pennsylvania Higher
Education Assistance
Agency
Series 2006-2 A3 1.286%
10/25/36 (Guaranteed
Student Loans) ●	736,664	713,665
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	290,000	287,990
Texas Water Development
Board
Series A 5.00% 10/15/45	255,000	294,816
(2016 State Water
Implementation) Series B
5.00% 10/15/46	665,000	776,827
Total Municipal Bonds
(cost $20,140,210)		20,253,348

Non-Agency Asset-Backed Securities – 4.21%
ABFC Trust
Series 2006-HE1 A2D
1.436% 1/25/37 ●	410,532	276,496
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	156,803	158,250
American Express Credit
Account Master Trust
Series 2013-1 A
1.579% 2/16/21 ●	500,000	501,836
Series 2013-2 A
1.579% 5/17/21 ●	530,000	532,160
American Express Credit
Account Secured Note Trust
Series 2012-4 A
1.399% 5/15/20 ●	205,000	205,122

26 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
2.251% 1/25/34 ⧫●	280,252	$272,628
Argent Securities Trust
Series 2006-M1 A2C
1.366% 7/25/36 ●	1,351,021	585,858
Series 2006-W4 A2C
1.376% 5/25/36 ●	702,841	242,532
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	699,675
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	666,764
Bank of America Credit Card
Trust
Series 2014-A3 A
1.449% 1/15/20 ●	1,120,000	1,120,372
Series 2015-A1 A
1.489% 6/15/20 ●	205,000	205,327
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
2.221% 6/25/35 ●	2,000,000	1,863,885
Series 2007-HE2 1A2
1.386% 3/25/37 ●	365,192	418,876
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.388% 10/25/36 ●	206,560	147,867
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
1.199% 7/15/20 ●	100,000	99,997
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	1,238	1,236
Chase Issuance Trust
Series 2013-A6 A6
1.579% 7/15/20 ●	500,000	501,592
Series 2014-A5 A5
1.529% 4/15/21 ●	500,000	501,855
Series 2016-A3 A3
1.709% 6/15/23 ●	500,000	504,085
Series 2017-A1 A
1.459% 1/18/22 ●	250,000	250,825
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
1.496% 5/26/20 ●	200,000	200,359
Series 2013-A7 A7
1.654% 9/10/20 ●	500,000	501,870
Series 2017-A6 A6
1.826% 5/14/29 ●	660,000	664,228
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.534% 11/25/36 ϕ	900,000	947,198
CNH Equipment Trust
Series 2016-B A2B
1.559% 10/15/19 ●	103,568	103,703
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
1.616% 8/25/34 ●	57,403	55,311
Series 2005-AB2 2A3
1.986% 11/25/35 ●	129,540	129,560
Series 2006-1 AF6
4.816% 7/25/36 ●	475,070	479,001
Series 2006-26 2A4
1.436% 6/25/37 ●	2,000,000	1,687,678
Series 2007-6 2A4
1.526% 9/25/37 ●	1,000,000	508,515
CSMC
Series 2017-1A-A
4.50% 3/1/21	265,203	265,391
CWABS Asset-Backed
Certificates Trust
Series 2005-3 MV7
2.516% 8/25/35 ●	4,200,000	4,184,888
Series 2005-7 MV3
1.796% 11/25/35 ●	400,000	397,029
Series 2006-11 1AF6
4.621% 9/25/46 ●	306,849	618,682
Series 2006-17 2A2
1.366% 3/25/47 ●	2,262,388	2,119,411
Discover Card Execution Note
Trust
Series 2013-A6 A6
1.609% 4/15/21 ●	560,000	562,555
Series 2014-A1 A1
1.589% 7/15/21 ●	690,000	693,158
Series 2017-A1 A1
1.649% 7/15/24 ●	1,000,000	1,005,389
Series 2017-A3 A3
1.389% 10/17/22 ●	8,940,000	8,959,612
Series 2017-A5 A5
1.816% 12/15/26 ●	1,040,000	1,045,528

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
EquiFirst Mortgage Loan Trust
2004-2
Series 2004-2 M7
4.216% 10/25/34 ●	662,361	$640,976
Ford Credit Floorplan Master
Owner Trust A
Series 2014-4 A2
1.509% 8/15/19 ●	1,240,000	1,240,323
Golden Credit Card Trust
Series 2014-2A A 144A
1.609% 3/15/21 #●	420,000	421,111
GSAMP Trust
Series 2006-FM3 A2D
1.446% 11/25/36 ●	1,143,523	681,454
Series 2007-SEA1 A 144A
1.516% 12/25/36 #●	1,046,776	976,029
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,020,600	965,263
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
1.456% 4/25/37 ●	1,708,584	1,130,688
HSI Asset Securitization Trust
Series 2006-HE1 2A1
1.266% 10/25/36 ●	33,447	18,037
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
1.456% 8/25/36 ●	500,000	445,778
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
1.516% 2/25/36 ●	4,004,385	2,758,424
Series 2006-7 1A
1.371% 8/25/36 ●	4,148,730	2,476,620
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.739% 5/15/20 #●	915,000	918,381
Series 2016-BA A 144A
1.859% 5/17/21 #●	1,021,000	1,029,538
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
1.506% 8/25/36 ●	2,000,000	1,988,405
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
1.366% 11/25/36 ●	5,822,204	3,746,742
Series 2007-HE5 A2D
1.556% 3/25/37 ●	3,838,317	2,032,937
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.566% 9/27/21 #●	525,000	527,802
New Century Home Equity
Loan Trust
Series 2005-1 M2
1.936% 3/25/35 ●	233,599	199,376
Option One Mortgage Loan
Trust
Series 2005-1 M1
1.996% 2/25/35 ●	2,155,252	1,785,859
Series 2007-4 2A4
1.526% 4/25/37 ●	7,226,156	4,539,051
PFS Financing
Series 2015-AA A 144A
1.779% 4/15/20 #●	250,000	249,949
Series 2017-AA A 144A
1.739% 3/15/21 #●	1,250,000	1,252,302
RAAC Trust
Series 2005-SP2 2A
1.516% 6/25/44 ●	580,730	489,218
RAMP Trust
Series 2006-RZ5 A2
1.396% 8/25/46 ●	177,103	176,549
Series 2007-RZ1 A2
1.376% 2/25/37 ●	608,988	600,691
Rise
Series 2014-1 A
4.75% 2/15/39 ●	2,096,993	2,107,478
Sofi Consumer Loan Program
Series 2017-3 A 144A
2.77% 5/25/26 #	2,182,965	2,194,178
Sofi Professional Loan
Program
Series 2016-F A2 144A
3.02% 2/25/40 #	623,995	626,614
Soundview Home Loan Trust
Series 2006-WF2 A1
1.346% 12/25/36 ●	488,430	484,600
SpringCastle America Funding
Series 2016-AA A 144A
3.05% 4/25/29 #	3,584,502	3,605,632
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
2.596% 4/25/33 ●	15,778	13,612
Structured Asset Securities
Corp Mortgage Loan Trust
Series 2006-BC1 A6
1.486% 3/25/36 ●	1,800,000	1,415,740

28 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2017-1 A1 144A
2.75% 10/25/56 #●		401,645	$404,715
Series 2017-2 A1 144A
2.75% 4/25/57 #●		221,399	223,504
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #		680,000	678,161
VOLT LIX
Series 2017-NPL6 A1 144A
3.25% 5/25/47 #ϕ		97,222	97,344
VOLT LVIII
Series 2017-NPL5 A1 144A
3.375% 5/28/47 #ϕ		483,489	483,314
VOLT LX
Series 2017-NPL7 A1 144A
3.25% 4/25/59 #ϕ		300,000	299,737
VOLT LXI
Series 2017-NPL8 A1 144A
3.125% 6/25/47 #ϕ		100,000	100,000
VOLT XL
Series 2015-NP14 A1
144A
4.375% 11/27/45 #ϕ		136,445	136,937
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.662% 10/20/19 ●		1,000,000	1,000,837
Total Non-Agency Asset-Backed
Securities
(cost $77,937,293)			80,050,210

Non-Agency Collateralized Mortgage Obligations – 1.65%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34		1,881	1,913
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37 ●		1,452,768	1,196,486
Amherst Pierpoint
Series AM-1240 IO
4.00% 12/31/49 ∑		2,025,000	438,539
ARM Trust
Series 2004-5 3A1
3.669% 4/25/35 ●		624,144	626,308
Series 2005-10 3A31
3.123% 1/25/36 ●		325,802	302,759
Series 2006-2 1A4
3.355% 5/25/36 ●		1,143,083	1,054,985
Banc of America Funding Trust
Series 2005-E 7A1
2.078% 6/20/35 ●		222,941	175,836
Series 2006-I 1A1
3.166% 12/20/36 ●		388,846	391,670
Banc of America Mortgage
Trust
Series 2003-D 2A1
3.893% 5/25/33 ●		334,653	337,982
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20		40,545	38,936
Bear Stearns ARM Trust
Series 2003-5 2A1
3.198% 8/25/33 ●		57,916	58,154
Series 2005-2 A2
3.636% 3/25/35 ●		117,437	118,661
Chase Mortgage Finance Trust
Series 2005-A1 3A1
3.172% 12/25/35 ●		145,565	140,106
CHL Mortgage Pass Through
Trust
Series 2007-4 1A1 6.00%
5/25/37 ⧫		1,333,922	1,106,080
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		1,702,591	1,525,113
Series 2007-1 5A14
6.00% 2/25/37		305,711	283,893
Series 2007-3 4A6
1.466% 4/25/37 ●		274,949	228,970
Series 2007-3 4A12
5.534% 4/25/37 ∑●		274,949	33,292
Series 2007-3 4A15
5.50% 4/25/37		122,086	120,141
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 3.366% 6/26/35 #●		78,510	78,432
Eurosail-UK
Series 2007-4X A2A
0.59% 6/13/45 ●	GBP	6,527	8,513
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
3.296% 6/25/35 ⧫●		116,396	111,416
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		60,609	59,574

(continues)      NQ-OPTFI [6/17] 8/17 (239945) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
3.298% 3/25/47 ●		1,096,574	$1,022,103
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.373% 10/25/36 ●		653,481	582,515
Series 2006-A7 2A2
3.263% 1/25/37 ●		128,316	127,042
Series 2007-A1 6A1
3.408% 7/25/35 ●		234,319	232,371
Series 2014-2 B1 144A
3.424% 6/25/29 #●		77,258	77,457
Series 2014-2 B2 144A
3.424% 6/25/29 #●		77,258	75,900
Series 2015-1 B1 144A
2.617% 12/25/44 #●		652,427	648,009
Series 2015-4 B1 144A
3.628% 6/25/45 #●		488,111	481,107
Series 2015-4 B2 144A
3.628% 6/25/45 #●		349,334	340,323
Series 2015-5 B2 144A
2.867% 5/25/45 #●		535,642	523,795
Series 2015-6 B1 144A
3.623% 10/25/45 #●		353,681	350,819
Series 2015-6 B2 144A
3.623% 10/25/45 #●		344,122	337,682
Series 2016-4 B1 144A
3.904% 10/25/46 #●		246,341	248,253
Series 2016-4 B2 144A
3.904% 10/25/46 #●		418,780	426,129
Series 2017-1 B2 144A
3.572% 1/25/47 #●		729,886	725,548
Series 2017-2 A3 144A
3.50% 5/25/47 #●		368,474	373,713
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		1,908,291	1,443,847
Ludgate Funding
Series 2006-1X A2A
0.484% 12/1/60 ●	GBP	1,792,070	2,252,907
Series 2008-W1X A1
0.904% 1/1/61 ●	GBP	789,369	1,005,927
Mansard Mortgages Parent
Series 2007-1X A2
0.516% 4/15/47 ●	GBP	856,187	1,065,007
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		3,575	3,829
Series 2004-5 6A1
7.00% 6/25/34		50,127	52,668
MASTR ARM Trust
Series 2004-4 4A1
3.396% 5/25/34 ●		101,770	100,394
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
3.297% 2/25/34 ●		7,136	7,122
New Residential Mortgage
Loan Trust
Series 2017-2A A3 144A
4.00% 3/25/57 #●		499,619	520,169
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		716,114	720,877
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A
1.556% 1/25/36 #●		1,590,834	1,416,825
RFMSI Trust
Series 2004-S9 2A1
4.75% 12/25/19		54,642	54,790
Sequoia Mortgage Trust
Series 2004-5 A3
1.959% 6/20/34 ●		246,652	233,470
Series 2007-1 4A1
3.502% 9/20/46 ●		769,125	630,390
Series 2015-1 B2 144A
3.877% 1/25/45 #●		372,947	375,619
Series 2017-4 A1 144A
3.50% 7/25/47 #●		400,000	406,436
Structured ARM Loan Trust
Series 2006-1 7A4
3.332% 2/25/36 ●		698,265	623,014
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
1.459% 7/19/35 ●		481,947	470,663
Thrones
Series 2013-1 A
1.836% 7/20/44 ●	GBP	1,366,173	1,790,036
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR16 1A3
2.88% 12/25/35 ⧫●		585,642	566,501
Series 2007-HY1 3A3
3.141% 2/25/37 ⧫●		308,594	291,315
Series 2007-HY7 4A1
4.001% 7/25/37 ⧫●		626,221	578,967

30 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫	31,750	$10,182
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
3.185% 2/25/34 ●	149,965	152,804
Series 2006-2 3A1
5.75% 3/25/36	67,959	68,066
Series 2006-3 A11
5.50% 3/25/36	94,362	96,236
Series 2006-6 1A3
5.75% 5/25/36	47,348	47,456
Series 2006-AR5 2A1
3.33% 4/25/36 ●	54,821	51,719
Series 2006-AR11 A6
3.169% 8/25/36 ●	694,104	659,603
Series 2006-AR17 A1
3.047% 10/25/36 ●	382,201	369,898
Series 2007-10 1A36
6.00% 7/25/37	275,032	272,141
Total Non-Agency
Collateralized Mortgage
Obligations (cost $32,638,986)		31,349,403

Non-Agency Commercial Mortgage-Backed Securities – 4.26%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
2.379% 1/15/28 #●	900,000	902,963
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.158% 2/10/51 ●	165,671	165,726
Series 2017-BNK3 C
4.352% 2/15/50 ●	325,000	331,700
BANK
Series 2017-BNK5 A5
3.39% 6/15/60	880,000	894,609
Series 2017-BNK5 B
3.896% 6/15/60	605,000	616,438
BBCMS Trust
Series 2015-RRI A 144A
2.409% 5/15/32 #●	4,877,359	4,878,893
Series 2015-STP A 144A
3.323% 9/10/28 #	4,482,541	4,610,644
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	4,000,000	4,052,758
Series 2016-CD2 A4
3.526% 11/10/49 ●	620,000	640,142
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	2,010,000	2,101,278
Series 2017-C8 A4
3.572% 6/15/50	735,000	750,494
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,665,000	1,731,192
Series 2015-GC27 A5
3.137% 2/10/48	3,085,000	3,098,517
Series 2016-P3 A4
3.329% 4/15/49	1,370,000	1,395,430
COMM Mortgage Trust
Series 2013-WWP A2
144A 3.424% 3/10/31 #	1,100,000	1,138,819
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,319,333
Series 2015-3BP A 144A
3.178% 2/10/35 #	605,000	610,559
Series 2015-CR23 A4
3.497% 5/10/48	780,000	802,323
DBJPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	1,970,000	1,999,622
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.871% 11/10/46 #●	955,000	1,043,071
Series 2016-C3 A5
2.89% 9/10/49	945,000	928,781
Goldman Sachs Mortgage
Securities Trust 2017-gs6
Series 2017-GS6 XA
1.199% 5/10/50 ●	21,996,096	1,870,922
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	2,284,804
Series 2014-GRCE B 144A
3.52% 6/10/28 #	1,455,000	1,495,108
GS Mortgage Securities Corp
Trust
Series 2016-RENT A 144A
3.203% 2/10/29 #	2,300,000	2,361,520

(continues)       NQ-OPTFI [6/17] 8/17 (239945) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	$397,342
Series 2017-GS A4
3.674% 3/10/50	1,205,000	1,257,539
Series 2017-GS6 A3
3.433% 5/10/50	735,000	751,603
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
2.409% 11/15/29 #●	900,000	900,544
JPMBB Commercial Mortgage
Securities Trust
Series 2015-C31 A3
3.801% 8/15/48	650,000	681,195
Series 2015-C32 A5
3.598% 11/15/48	1,340,000	1,384,989
Series 2015-C33 A4
3.77% 12/15/48	570,000	596,676
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	1,640,000	1,645,913
Series 2016-C4 A3
3.141% 12/15/49	1,065,000	1,065,531
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.702% 8/12/37 ●	230,000	238,740
Series 2011-C5 C 144A
5.588% 8/15/46 #●	410,000	442,239
Series 2016-ATRM A 144A
2.962% 10/5/28 #	2,700,000	2,705,724
Series 2016-JP2 A4
2.822% 8/15/49	2,555,000	2,497,251
Series 2016-JP2 AS
3.056% 8/15/49	1,250,000	1,219,246
Series 2016-JP3 B
3.397% 8/15/49 ●	1,550,000	1,518,465
Series 2016-WIKI A 144A
2.798% 10/5/31 #	705,000	715,190
Series 2016-WIKI B 144A
3.201% 10/5/31 #	690,000	702,835
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	709,245	617,473
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	795,000	832,733
Series 2015-C23 A4
3.719% 7/15/50	1,275,000	1,334,917
Series 2015-C26 A5
3.531% 10/15/48	820,000	846,549
Series 2015-C27 ASB
3.557% 12/15/47	2,200,000	2,301,724
Series 2016-C29 A4
3.325% 5/15/49	795,000	807,684
Morgan Stanley Capital I Trust
Series 2011-C3 A4
4.118% 7/15/49	855,000	905,077
Series 2014-CPT AM 144A
3.516% 7/13/29 #●	2,200,000	2,276,045
Series 2015-XLF1 A 144A
2.289% 8/14/31 #●	1,602,832	1,602,299
Series 2016-BNK2 A4
3.049% 11/15/49	2,066,000	2,048,199
RFTI Issuer
Series 2015-FL1 A 144A
2.909% 8/15/30 #●	1,339,805	1,339,103
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	275,000	280,933
Series 2015-C30 XA
1.153% 9/15/58 ●	6,550,874	398,765
Series 2015-NXS3 A4
3.617% 9/15/57	740,000	765,840
Series 2016-BNK1 A3
2.652% 8/15/49	1,220,000	1,174,948
Series 2017-C38 A5
3.453% 7/15/50	905,000	932,078
Series 2017-RB1 XA
1.445% 3/15/50 ●	8,523,121	836,344
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $81,673,826)		81,047,379

Regional Bonds – 0.47%Δ
Argentina – 0.13%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #	780,000	809,484
Provincia de Cordoba
144A 7.125% 8/1/27 #	680,000	678,739
144A 7.45% 9/1/24 #	960,000	999,034
		2,487,257

32 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Regional BondsΔ (continued)
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	$339,675
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	330,069
144A 3.25% 7/21/28 #	AUD	495,000	380,435
			1,050,179
Canada – 0.05%
Province of Ontario
3.45% 6/2/45	CAD	551,000	464,284
Province of Quebec
6.00% 10/1/29	CAD	155,000	161,153
Province of Quebec Canada
1.65% 3/3/22	CAD	419,000	320,328
			945,765
Japan – 0.05%
Japan Finance Organization
For Municipalities
2.125% 3/6/19		900,000	900,478
			900,478
Spain – 0.19%
Autonomous Community of
Catalonia
4.90% 9/15/21	EUR	1,800,000	2,180,867
4.95% 2/11/20	EUR	1,100,000	1,348,327
			3,529,194
Total Regional Bonds
(cost $8,936,120)			8,912,873

Loan Agreements – 5.02%«
Accudyne Industries Borrower
	1st Lien 4.226% 12/13/19	1,119,259	1,112,264
Air Medical Group Holdings
Tranche B 1st Lien
4.474% 4/28/22		1,204,137	1,184,118
5.00% 4/28/22		225,000	224,409
Albertsons Tranche B 1st Lien
3.976% 8/25/21		100,000	99,375
3.75% 8/25/21		1,191,608	1,194,962
Alpha 3 Tranche B1 1st Lien
4.296% 1/31/24		200,000	200,850
Amaya Holdings 2nd Lien
8.00% 8/1/22		165,000	166,212
Amaya Holdings Tranche B 1st
Lien 4.796% 8/1/21		1,411,768	1,416,082
American Airlines Tranche B
	1st Lien 3.659% 12/14/23	1,401,751	1,405,937
American Tire Distributors 1st
Lien 5.25% 9/1/21		235,000	235,671
Applied Systems 2nd Lien
7.796% 1/23/22		2,276,655	2,301,318
ASP AMC Merger Sub 1st Lien
4.796% 4/13/24		293,357	290,790
ATI Holdings Acquisition 1st
Lien 5.65% 5/10/23		856,883	865,452
Avolon TLB Borrower 1 US
Tranche B2 1st Lien
3.962% 3/20/22		485,000	489,853
BJ’s Wholesale Club 1st Lien
4.968% 2/3/24		583,000	566,542
BJ’s Wholesale Club 2nd Lien
8.71% 1/27/25		855,000	835,496
Blue Ribbon 1st Lien
5.227% 11/13/21		1,333,137	1,307,308
Builders FirstSource 1st Lien
4.069% 2/29/24		2,233,315	2,232,384
BWAY Tranche B 1st Lien
4.326% 4/3/24		985,000	985,352
Caesars Entertainment
Operating Tranche B 1st
Lien 2.50% 4/4/24		430,000	429,194
Calpine Construction Finance
1st Lien 3.48% 5/3/20		262,946	262,905
Calpine Tranche B 1st Lien
4.05% 1/15/23		197,000	196,979
CenturyLink Tranche B 1st
Lien 1.375% 1/31/25		1,836,000	1,818,295
CH Hold 2nd Lien
8.476% 2/1/25		385,000	395,828
Change Healthcare Holdings
TrancheB 1st Lien
3.795% 3/1/24		1,775,550	1,778,046
Charter Communications
Operating 1st Lien
3.30% 1/15/24		139,238	139,924
Charter Communications
Operating Tranche H 1st
Lien 3.23% 1/15/22		46,413	46,587
Chesapeake Energy 1st Lien
8.686% 8/23/21		490,000	524,147
CityCenter Holdings Tranche B
1st Lien 3.716% 4/18/24		460,000	461,314
Colorado Buyer 2nd Lien
8.42% 5/1/25		325,000	329,875
Community Health Systems
Tranche G 1st Lien
3.804% 12/31/19		106,039	106,014

(continues)       NQ-OPTFI [6/17] 8/17 (239945) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements« (continued)
Community Health Systems
Tranche H 1st Lien
4.054% 1/27/21	172,946	$172,885
Constellis Holdings 1st Lien
6.296% 4/21/24	566,000	560,811
Constellis Holdings 2nd Lien
10.296% 4/21/25	317,000	313,236
CSC Holdings Tranche B 1st
Lien 3.459% 7/17/25	430,000	429,329
DaVita Tranche B 1st Lien
3.976% 6/24/21	334,156	336,513
Dynegy Tranche C 1st Lien
4.476% 2/7/24	862,838	861,967
Eldorado Resorts Tranche B
1st Lien 3.375% 4/17/24	74,813	74,380
Energy Future Intermediate
Holding 1st Lien DIP
4.00% 6/28/18	1,100,000	1,104,584
Energy Transfer Equity 1st Lien
3.826% 2/2/24	550,000	547,986
ESH Hospitality Tranche B 1st
Lien 3.726% 8/30/23	332,492	334,125
ExamWorks Group Tranche B1
1st Lien 4.476% 7/27/23	1,250,566	1,259,685
First Data 1st Lien
3.466% 7/10/22	661,064	660,880
3.716% 4/26/24	1,983,992	1,985,728
First Eagle Holdings Tranche B
1st Lien 4.796% 12/1/22	1,509,720	1,525,760
Flex Acquisition 1st Lien
4.398% 12/29/23	435,000	437,284
Flying Fortress Holdings
Tranche B 1st Lien
3.546% 10/30/22	496,000	498,893
Forterra Finance Tranche B 1st
Lien 4.226% 10/25/23	1,041,876	986,135
Frontier Communications
Tranche B 1st Lien
4.91% 6/1/24	1,330,000	1,311,713
Gardner Denver
4.546% 7/30/20	985,785	989,235
Gates Global Tranche B 1st
Lien 4.546% 3/31/24	722,427	724,083
Genesys Telecommunications
Laboratories Tranche B 1st
Lien 5.158% 12/1/23	1,031,652	1,036,036
Genoa a QoL Healthcare 1st
Lien 4.976% 10/28/23	957,763	963,150
HCA Tranche B9 1st Lien
3.226% 3/18/23	228,694	229,568
Hilton Worldwide Finance
Tranche B2 1st Lien
3.216% 10/25/23	2,025,350	2,033,648
Houghton International 1st
Lien 4.546% 12/20/19	10,983	11,051
Hoya Midco Tranche B 1st
Lien 5.00% 6/27/24	710,000	711,775
HUB International Tranche B
1st Lien 4.422% 10/2/20	447,686	449,858
Hyperion Insurance Group
Tranche B 1st Lien
5.50% 4/29/22	1,372,606	1,383,758
IASIS Healthcare Tranche B3
1st Lien 5.25% 2/17/21	44,819	45,144
Ineos US Finance Tranche B
1st Lien
3.976% 3/31/22	353,008	354,497
3.976% 3/31/24	34,276	34,469
inVentiv Group Holdings
Tranche B 1st Lien
2.25% 6/26/24	510,000	511,594
4.952% 11/30/23	2,223,825	2,234,150
JBS USA Tranche B 1st Lien
5.75% 10/30/22	1,760,588	1,718,499
JC Penney Tranche B 1st Lien
5.45% 6/23/23	683,533	676,527
KIK Custom Products Tranche
B 1st Lien
5.793% 8/26/22	774,259	780,453
Kingpin Intermediate Holdings
Tranche B 1st Lien
5.25% 6/29/24	710,000	714,437
Kingpin Intermediate Holdings
Tranche B 2nd Lien
9.75% 6/29/25	590,000	588,525
Kloeckner Pentaplast of
America Tranche B 1st Lien
5.25% 6/29/22	865,000	857,972
KRATON Polymers Tranche B
1st Lien 5.226% 1/6/22	1,032,973	1,044,482
Kronos Tranche B 1st Lien
4.68% 11/1/23	537,300	541,635
Kronos Tranche B 2nd Lien
9.42% 11/1/24	735,000	763,175
Landry’s 1st Lien
3.968% 10/4/23	497,000	496,120
Las Vegas Sands 1st Lien
3.23% 3/29/24	196,969	197,427
Level 3 Financing Tranche B
1st Lien 3.466% 2/22/24	590,000	592,090

34 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements« (continued)
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien
3.476% 5/1/23	681,724	$683,599
Mohegan Gaming &
Entertainment Tranche B
1st Lien 5.226% 10/13/23	1,417,690	1,432,222
MPH Acquisition Holdings
Tranche B 1st Lien
4.296% 6/7/23	1,004,690	1,005,821
ON Semiconductor
3.476% 3/31/23	492,665	494,051
Panda Hummel Tranche B1
1st Lien 7.226% 10/27/22	315,000	300,825
Panda Stonewall Tranche B
1st Lien 6.796% 11/13/21	591,000	546,675
Penn National Gaming
Tranche B 1st Lien
3.726% 1/19/24	204,488	205,711
PetSmart 4.22% 3/10/22	510,000	474,898
PQ 1st Lien 5.476% 11/4/22	1,554,218	1,571,437
Radiate Holdco 1st Lien
4.226% 2/1/24	1,376,550	1,360,634
Republic of Angola
7.57% 12/16/23	1,503,125	1,352,813
Revlon Consumer Products
Tranche B 1st Lien
4.726% 9/7/23	1,187,895	1,110,435
Rite Aid 1st Lien
5.98% 8/21/20	475,500	478,769
Russell Investments US
Institutional Holdco
Tranche B 1st lien
6.795% 6/1/23	2,298,934	2,326,234
SAM Finance Tranche B 1st
Lien 4.50% 12/17/20	692,840	697,851
Scientific Games International
Tranche B3 1st lien
5.076% 10/1/21	1,677,523	1,696,095
SFR Group Tranche B 1st Lien
3.944% 6/22/25	1,675,000	1,663,784
SFR Group Tranche B10 1st
Lien 4.422% 1/31/25	1,064,650	1,063,699
Sinclair Television Group
Tranche B2 1st Lien
3.48% 1/3/24	2,626,800	2,633,083
Sprint Communications
Tranche B 1st Lien
3.75% 2/2/24	1,506,225	1,507,838
StandardAero Aviation
Holdings 1st Lien
4.75% 7/7/22	613,760	617,902
Summit Materials Tranche B1
1st Lien 3.795% 7/17/22	723,061	729,952
Summit Midstream Partners
Holdings Tranche B 1st Lien
7.226% 5/21/22	525,000	532,219
Surgery Center Holdings 1st
Lien 4.25% 6/20/24	160,000	160,600
Team Holdings Tranche B 1st
Lien 3.976% 2/6/24	623,438	620,866
Telenet Financing USD
Tranche A1 1st Lien
3.909% 6/30/25	710,000	711,110
TKC Holdings 1st Lien
5.31% 2/1/23	653,363	652,954
TransDigm Tranche E 1st Lien
4.226% 5/14/22	59,168	59,156
TransDigm Tranche F 1st Lien
4.226% 6/9/23	702,401	702,510
Tribune Media Tranche B 1st
Lien 4.226% 12/27/20	471,824	475,731
Uniti Group 1st Lien
6.25% 10/24/22	1,174,537	1,175,756
Univar USA Tranche B 1st Lien
3.976% 7/1/22	49,128	49,225
Univision Communications
Tranche C 1st Lien
3.976% 3/15/24	1,561,609	1,535,746
USI Tranche B 1st Lien
4.18% 4/6/24	1,830,000	1,821,079
USIC Holdings
4.923% 12/9/23	1,024,850	1,028,693
VC GB Holdings 2nd Lien
9.226% 2/28/25	355,000	351,450
Virgin Media Bristol Tranche I
1st Lien 3.909% 1/31/25	310,000	310,549
Western Digital 1st Lien
3.976% 4/29/23	302,480	304,772
WideOpenWest Finance
Tranche B 1st Lien
4.702% 8/19/23	1,153,660	1,155,751
Windstream Services Tranche
B6 1st Lien
5.21% 3/30/21	1,392,864	1,390,252
Zayo Group Tranche B2 1st
Lien 3.716% 1/19/24	146,567	147,209
Zekelman Industries Tranche B
1st Lien 4.75% 6/14/21	678,167	684,384
Total Loan Agreements
(cost $94,863,379)		95,513,075

(continues)       NQ-OPTFI [6/17] 8/17 (239945) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign Bonds – 5.03%Δ
Argentina – 0.34%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	13,355,000	$927,988
16.00% 10/17/23	ARS	11,667,000	781,216
22.75% 3/5/18	ARS	43,185,000	2,818,898
Argentine Republic
Government International
Bond
5.625% 1/26/22		930,000	954,645
144A 7.125% 6/28/17 #		755,000	686,295
7.125% 7/6/36		300,000	298,050
			6,467,092
Bahrain – 0.04%
Bahrain Government
International Bond
144A 7.00% 10/12/28 #		800,000	811,771
			811,771
Bermuda – 0.04%
Bermuda Government
International Bond
144A 3.717% 1/25/27 #		800,000	807,064
			807,064
Bolivia – 0.04%
Bolivian Government
International Bond
144A 4.50% 3/20/28 #		775,000	760,469
			760,469
Brazil – 0.50%
Brazil Letras Do Tesouro
Nacional
9.059% 7/1/18 ≠	BRL	17,100,000	4,749,282
9.127% 4/1/18 ≠	BRL	5,200,000	1,474,446
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	10,659,000	3,148,559
Brazilian Government
International Bond
6.00% 4/7/26		200,000	216,300
			9,588,587
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	150,403
			150,403
Chile – 0.06%
Bonos de la Tesoreria de la
Republica en pesos
4.50% 3/1/21	CLP	785,000,000	1,237,473
			1,237,473
Colombia – 0.06%
Colombia Government
International Bond
5.00% 6/15/45		1,100,000	1,112,100
			1,112,100
Costa Rica – 0.02%
Costa Rica Government
International Bond
144A 4.25% 1/26/23 #		445,000	435,544
			435,544
Croatia – 0.04%
Croatia Government
International Bond
144A 5.50% 4/4/23 #		655,000	717,425
			717,425
Cyprus – 0.08%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,509,776
			1,509,776
Ecuador – 0.08%
Ecuador Government
International Bond
144A 8.75% 6/2/23 #		700,000	691,250
144A 9.65% 12/13/26 #		800,000	802,960
			1,494,210
Egypt – 0.09%
Egypt Government
International Bond
144A 6.125% 1/31/22 #		600,000	613,926
144A 8.50% 1/31/47 #		1,000,000	1,080,540
			1,694,466
Greece – 0.23%
Hellenic Republic Government
Bond
144A 3.375% 7/17/17 #	EUR	3,800,000	4,343,903
			4,343,903
Hungary – 0.10%
Hungary Government Bond
3.00% 6/26/24	HUF	161,600,000	620,651

36 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Hungary (continued)
Hungary Government
International Bond
5.75% 11/22/23		1,160,000	$1,328,492
			1,949,143
India – 0.08%
Export-Import Bank of India
144A 3.375% 8/5/26 #		1,500,000	1,471,302
			1,471,302
Indonesia – 0.21%
Indonesia Government
International Bond
144A 5.125% 1/15/45 #		200,000	214,612
Indonesia Treasury Bond
7.50% 8/15/32	IDR	15,069,000,000	1,147,064
8.375% 9/15/26	IDR	15,310,000,000	1,269,946
9.00% 3/15/29	IDR	16,867,000,000	1,443,799
			4,075,421
Ivory Coast – 0.07%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		1,400,000	1,349,250
			1,349,250
Jamaica – 0.02%
Jamaica Government
International Bond
8.00% 3/15/39		410,000	485,850
			485,850
Japan – 0.05%
Japan Bank For International
Cooperation
1.762% 2/24/20 ●		248,000	247,932
2.125% 6/1/20		700,000	700,291
			948,223
Jordan – 0.02%
Jordan Government
International Bond
144A 5.75% 1/31/27 #		400,000	398,760
			398,760
Kuwait – 0.18%
Kuwait International
Government Bond
144A 2.75% 3/20/22 #		3,400,000	3,416,150
			3,416,150
Malaysia – 0.04%
Malaysia Treasury Bill
3.028% 8/30/17 ≠	MYR	1,710,000	396,427
3.06% 7/28/17 ≠	MYR	1,240,000	288,292
			684,719
Mexico – 0.58%
Mexican Bonos
5.75% 3/5/26	MXN	43,668,400	2,248,632
6.50% 6/9/22	MXN	82,842,000	4,542,473
Mexico Cetes
2.596% 8/17/17 ≠	MXN	593,000,000	3,237,186
Mexico Government
International Bond
4.15% 3/28/27		200,000	207,350
4.35% 1/15/47		800,000	753,360
			10,989,001
New Zealand – 0.06%
New Zealand Government
Bond 2.75% 4/15/25	NZD	1,623,000	1,179,826
			1,179,826
Nigeria – 0.06%
Nigeria Government
International Bond
144A 7.875% 2/16/32 #		1,000,000	1,087,540
			1,087,540
Peru – 0.13%
Peruvian Government
International Bond
144A 6.90% 8/12/37 #	PEN	3,868,000	1,308,260
6.95% 8/12/31	PEN	3,500,000	1,196,114
			2,504,374
Poland – 0.13%
Republic of Poland
Government Bond
2.50% 7/25/26	PLN	8,756,000	2,236,582
3.25% 7/25/25	PLN	1,087,000	296,008
			2,532,590
Portugal – 0.04%
Portugal Government
International Bond
144A 5.125% 10/15/24 #		702,000	717,795
			717,795
Republic of Korea – 0.06%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	210,000	161,091

(continues)       NQ-OPTFI [6/17] 8/17 (239945) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Republic of Korea (continued)
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	1,112,829,015	$982,890
			1,143,981
Russia – 0.03%
Russian Foreign Bond -
Eurobond
144A 4.75% 5/27/26 #		600,000	627,255
			627,255
Saudi Arabia – 0.12%
Saudi Government
International Bond
144A 2.375% 10/26/21 #		400,000	394,078
144A 3.25% 10/26/26 #		1,000,000	992,555
144A 4.50% 10/26/46 #		800,000	816,844
			2,203,477
Senegal – 0.03%
Senegal Government
International Bond
144A 6.25% 5/23/33 #		500,000	508,756
			508,756
Serbia – 0.04%
Serbia International Bond
144A 4.875% 2/25/20 #		665,000	693,933
			693,933
South Africa – 0.48%
Republic of South Africa
Government Bond
8.00% 1/31/30	ZAR	86,581,000	5,995,522
8.75% 1/31/44	ZAR	32,828,000	2,240,166
Republic of South Africa
Government International
Bond 5.875% 5/30/22		750,000	820,637
			9,056,325
Sri Lanka – 0.06%
Sri Lanka Government
International Bond
144A 6.20% 5/11/27 #		580,000	580,527
144A 6.825% 7/18/26 #		510,000	538,522
			1,119,049
Turkey – 0.59%
Export Credit Bank of Turkey
144A 5.375% 10/24/23 #		880,000	890,956
Turkey Government Bond
8.00% 3/12/25	TRY	37,655,000	9,452,679
Turkey Government
International Bond
3.25% 3/23/23		1,000,000	939,920
			11,283,555
Ukraine – 0.05%
Ukraine Government
International Bond
144A 7.75% 9/1/22 #		900,000	906,588
			906,588
United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	137,425
3.50% 1/22/45	GBP	138,800	242,677
			380,102
Uruguay – 0.15%
Uruguay Government
International Bond
144A 9.875% 6/20/22 #	UYU	80,125,000	2,888,914
			2,888,914
Total Sovereign Bonds (cost $94,333,758)			95,732,162

Supranational Banks – 0.61%
Asian Development Bank
3.50% 5/30/24	NZD	921,000	671,248
Inter-American Development
Bank
1.378% 10/15/20 ●		890,000	895,814
6.25% 6/15/21	IDR	43,200,000,000	3,250,821
International Bank for
Reconstruction &
Development
1.279% 4/17/19 ●		440,000	439,887
2.50% 11/25/24		440,000	444,339
3.375% 1/25/22	NZD	500,000	369,886
3.50% 1/22/21	NZD	2,981,000	2,225,846
4.625% 10/6/21	NZD	380,000	295,471
International Finance
1.364% 1/9/19 ●		600,000	600,613
3.00% 5/6/21	NZD	305,000	223,330
3.625% 5/20/20	NZD	163,000	122,180
6.30% 11/25/24	INR	133,470,000	2,099,929
Total Supranational Banks (cost $11,328,133)			11,639,364

US Treasury Obligations – 15.75%
US Treasury Bonds
2.50% 2/15/45		37,100,000	34,687,053

38 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Bonds
2.75% 8/15/42	900,000	$891,544
2.75% 11/15/42	1,400,000	1,385,618
2.875% 5/15/43	2,200,000	2,224,493
2.875% 8/15/45 ∞	16,700,000	16,823,296
3.00% 5/15/47	14,005,000	14,481,226
4.375% 5/15/40	100,000	127,795
US Treasury Inflation
Indexed Bonds
0.125% 4/15/19	1,252,260	1,253,273
0.125% 4/15/20	7,831,275	7,845,387
0.125% 4/15/22	2,815,288	2,802,690
0.125% 7/15/26	20,402	19,688
0.375% 7/15/25	2,577,800	2,559,394
0.625% 1/15/26	30,873	31,082
1.75% 1/15/28	32,938,384	36,738,650
2.375% 1/15/25	5,292,698	6,031,522
2.50% 1/15/29	34,167	41,115
3.875% 4/15/29	282,612	384,023
US Treasury Notes
1.118% 4/30/19 ●	1,200,000	1,199,970
1.125% 8/31/21	13,800,000	13,437,474
1.25% 6/30/19	25,000,000	24,934,575
1.50% 8/31/18	5,700,000	5,711,691
1.75% 5/31/22	3,635,000	3,613,703
1.75% 6/30/22	2,510,000	2,493,823
1.875% 10/31/22	45,700,000	45,539,319
2.00% 10/31/21	1,600,000	1,612,938
2.00% 5/31/24	53,800,000	53,359,701
2.00% 6/30/24	7,700,000	7,631,123
2.25% 2/15/27	265,000	263,861
2.375% 5/15/27	11,520,000	11,596,055
Total US Treasury Obligations
(cost $301,955,724)		299,722,082

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	1,975,000	0
Total Common Stock
(cost $59,790)		0

Convertible Preferred Stock – 0.20%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49	308	267,812
American Tower 5.50%
exercise price $115.11,
expiration date 2/15/18	926	112,259
AMG Capital Trust II 5.15%
exercise price $200.00,
expiration date 10/15/37	7,759	460,691
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	229	288,996
Becton Dickinson 6.125%
exercise price $211.80,
expiration date 5/1/20	3,652	200,057
DTE Energy 6.50% exercise
price $116.31, expiration
date 10/1/19	5,605	307,434
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28	9,952	498,595
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	305	440,420
Teva Pharmaceutical
Industries 7.00% exercise
price $75.00, expiration
date 12/15/18	194	115,333
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	2,180	215,035
Wells Fargo & Co. 7.50%
exercise price $156.71,
expiration date 12/31/49	325	426,111
Welltower 6.50% exercise
price $57.42, expiration
date 12/31/49	6,247	413,926
Total Convertible Preferred
Stock (cost $3,494,722)		3,746,669

Preferred Stock – 0.28%
Bank of America 6.50% ●	1,150,000	1,280,157
General Electric 5.00% ●	2,448,000	2,601,367
Integrys Holdings 6.00% ●	35,650	962,996
USB Realty 144A 2.451% #●	500,000	438,750
Total Preferred Stock
(cost $5,036,147)		5,283,270

(continues)       NQ-OPTFI [6/17] 8/17 (239945) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	contracts	(US $)
Options Purchased – 0.02%
Call Swaptions – 0.01%
2 yr IRS pay a fixed rate
1.65% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18
(MSC)	88,800,000	$252,103
2 yr IRS pay a fixed rate
1.67% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 9/6/17
(BAML)	6,400,000	8,806
		260,909
Currency Call Option – 0.00%
USD vs JPY strike price JPY
109, expiration date
9/27/17 (BAML)	1,540,000	10,790
		10,790
Currency Put Options – 0.00%
USD vs BRL strike price BRL
3.50, expiration date
9/27/17 (BAML)	770,000	10,335
USD vs KRW strike price KRW
1,160, expiration date
9/27/17 (BAML)	770,000	9,006
USD vs MXN strike price MXN
18.50, expiration date
9/27/17 (BAML)	770,000	15,757
USD vs MXN strike price MXN
19, expiration date
8/11/17 (BAML)	1,300,000	6,054
USD vs TRY strike price TRY
3.75, expiration date
9/27/17 (BAML)	770,000	8,224
USD vs TWD strike price TWD
30.50, expiration date
9/27/17 (BAML)	770,000	6,997
		56,373
Fixed Income Call Option – 0.00%
US Treasury 2 yr Notes strike
price $112.13, expiration
date 8/25/17	450	0
		0
Fixed Income Put Option – 0.00%
US Treasury 10 yr Notes strike
price $111.50, expiration
date 8/25/17	650	0
		0
Put Swaption – 0.01%
30 yr IRS pay a fixed rate
2.91% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18
(MSC)	4,400,000	152,904
		152,904
Total Options Purchased
(premium paid $1,057,283)		480,976

	Principal
	amount°
Short-Term Investments – 3.88%
Discount Notes – 3.88% ≠
Federal Home Loan Bank
0.91% 7/19/17	30,600,000	30,586,536
0.953% 7/21/17	36,500,000	36,481,933
1.00% 7/31/17	1,700,000	1,698,691
1.005% 7/28/17	2,700,000	2,698,142
1.014% 8/25/17	500,000	499,257
1.024% 8/23/17	1,800,000	1,797,424
		73,761,983
Total Short-Term Investments
(cost $73,759,814)		73,761,983

Total Value of Securities Before
Options Written – 115.41%
(cost $2,181,397,581)		$2,196,286,045

	Number of
	contracts
Options Written – (0.02%)
Call Swaptions – (0.02%)
10 yr IRS pay a fixed rate
2.00% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18
(MSC)	(19,100,000)	(281,935)
7 yr IRS pay a fixed rate
1.88% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/7/17
(GSC)	(11,300,000)	(68)
		(282,003)

40 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

	Number of	Value
	contracts	(US $)
Options Written (continued)
Fixed Income Call Option – 0.00%
US Treasury 10 yr Notes strike
price $128, expiration date
7/21/17	(108)	$(3,375)
		(3,375)
Fixed Income Put Option – 0.00%
US Treasury 10yr Notes strike
price $124, expiration date
7/21/17	(108)	(13,500)
		(13,500)
Put Swaptions – 0.00%
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18
(MSC)	(19,500,000)	(84,222)
7 yr IRS pay a fixed rate
2.48% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/7/17
(GSC)	(11,300,000)	0
		(84,222)
Total Options Written (premium
received $1,046,734)		(383,100)
Liabilities Net of Receivables
and Other
Assets – (15.39%)★		(292,914,948)
Net Assets Applicable to
199,468,394 Shares
Outstanding – 100.00%		$1,902,987,997
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $406,048,314,which represents 21.34% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★

Of this amount, $6,930,363 represents cash collateral posted for certain open derivatives, $1,372,000 due to brokers on certain open derivatives,and $431,708,500 payable for securities purchased as of June 30, 2017.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.
∞	Fully or partially pledged as collateral for futures and swap contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	523,000	USD	(401,402)	7/5/17	$553
BAML	AUD	(3,039,665)	USD	2,285,281	7/21/17	(50,324)
BAML	AUD	(2,991,000)	USD	2,294,838	8/2/17	(2,982)
BAML	BRL	22,254,720	USD	(6,617,913)	8/2/17	49,488
BAML	BRL	(8,900,000)	USD	2,624,594	7/3/18	101,779
BAML	CAD	(2,450,799)	USD	1,826,753	7/21/17	(63,953)
BAML	COP	6,759,608,342	USD	(2,299,577)	7/21/17	(88,791)
BAML	EUR	(17,495,000)	USD	19,679,020	7/5/17	(308,016)
BAML	EUR	2,301,970	USD	(2,578,575)	7/21/17	53,693
BAML	EUR	847,000	USD	(967,807)	8/2/17	1,373
BAML	JPY	41,178,223	USD	(371,569)	7/21/17	(5,109)
BAML	MXN	(14,300,000)	USD	716,038	8/17/17	(65,659)
BAML	MYR	(1,235,958)	USD	289,316	8/1/17	2,509
BAML	NZD	(4,123,058)	USD	2,968,457	7/21/17	(51,736)
BNP	AUD	(1,381,816)	USD	1,040,396	7/21/17	(21,358)
BNP	COP	7,744,505,000	USD	(2,647,241)	8/8/17	(120,659)
BNP	EUR	15,669,000	USD	(17,823,487)	7/5/17	77,449
BNP	EUR	(15,669,000)	USD	17,849,654	8/2/17	(79,611)
BNP	JPY	306,800,000	USD	(2,740,509)	7/5/17	(12,200)
BNP	JPY	(306,800,000)	USD	2,743,732	8/2/17	11,922
BNP	MXN	156,857,926	USD	(8,118,705)	8/8/17	467,412
BNP	MXN	(45,000,000)	USD	2,252,748	8/17/17	(207,139)
BNP	NOK	6,491,578	USD	(762,330)	7/21/17	15,591
CITI	BRL	(5,200,000)	USD	1,569,669	4/3/18	73,201
CITI	BRL	(2,700,000)	USD	803,236	7/3/18	37,888
CITI	EUR	655,000	USD	(733,259)	7/5/17	15,041
CITI	GBP	(12,316,000)	USD	15,846,764	7/5/17	(196,849)
CITI	INR	23,338,266	USD	(355,197)	7/20/17	5,066
CITI	JPY	(306,800,000)	USD	2,773,488	7/5/17	45,180
CSFB	COP	3,561,420,435	USD	(1,169,289)	7/21/17	(4,496)
GSC	BRL	9,285,127	USD	(2,821,369)	7/21/17	(32,158)
HSBC	EUR	158,194	USD	(176,687)	7/21/17	4,205
HSBC	GBP	453,906	USD	(576,941)	7/21/17	14,678
HSBC	INR	170,950,215	USD	(2,648,994)	7/21/17	(10,405)
JPMC	AUD	(523,000)	USD	397,759	7/5/17	(4,196)
JPMC	BRL	(5,500,000)	USD	1,621,466	7/3/18	62,424
JPMC	EUR	1,171,000	USD	(1,315,212)	7/5/17	22,589
JPMC	KRW	(1,150,799,750)	USD	1,024,025	7/21/17	18,765
JPMC	KRW	(2,339,122,800)	USD	2,071,945	9/18/17	27,019
JPMC	MXN	(158,367,000)	USD	8,367,775	8/8/17	(300,946)
JPMC	MYR	(1,699,847)	USD	399,165	9/5/17	5,213
JPMC	PLN	(1,265,105)	USD	337,218	7/21/17	(4,143)
JPMC	SEK	813,406	USD	(93,308)	7/21/17	3,364
JPMC	SGD	(9,478,080)	USD	6,852,779	9/18/17	(40,369)
JPMC	THB	(4,239,616)	USD	124,753	9/18/17	(57)
JPMC	TWD	(186,760,561)	USD	6,153,560	9/18/17	8,976
TD	BRL	3,662,369	USD	(1,113,238)	7/21/17	(13,078)

42 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
TD	JPY	452,188,363	USD	(4,103,070)	7/21/17	$(78,875)
UBS	BRL	7,474,610	USD	(2,272,747)	7/21/17	(27,407)
						$(665,138)

Futures Contracts
					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(1,002)	90 Day Euro	$(246,727,610)	$(245,991,000)	12/18/18	$736,610
(235)	90 Day Euro	(57,914,207)	(57,789,438)	6/19/18	124,769
(39)	90 Day Euro	(9,613,433)	(9,583,275)	9/18/18	30,158
(1,193)	90 Day Euro	(292,476,275)	(292,538,513)	6/18/19	(62,238)
99	Canadian 10 yr Bonds	11,040,890	10,729,835	9/21/17	(311,055)
(112)	E-mini S&P 500 Index	(13,623,613)	(13,557,040)	9/18/17	66,573
34	Euro-BOBL	5,171,066	5,114,319	9/8/17	(56,747)
1	Euro-BTP	152,916	154,350	9/8/17	1,434
(368)	Euro-Bund	(68,916,395)	(68,035,774)	9/8/17	880,621
(6)	Euro-BUXL 30 yr Bond	(1,140,314)	(1,120,586)	9/8/17	19,728
(120)	Euro-OAT	(20,462,580)	(20,350,372)	9/8/17	112,208
(27)	Long Gilt	(4,491,861)	(4,415,813)	9/28/17	76,048
2,375	US Treasury 5 yr Notes	280,064,072	279,860,352	10/2/17	(203,720)
1,149	US Treasury 10 yr Notes	144,983,754	144,235,406	9/21/17	(748,348)
(449)	US Treasury 2 yr Notes	(97,180,107)	(97,033,109)	10/2/17	146,998
248	US Treasury Long Bonds	37,828,124	38,114,500	9/21/17	286,376
		$(333,305,573)			$1,099,415

Swap Contracts

CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Amount[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased
	/ Moody’s ratings:
HSBC	CDX.EM.27[4]	2,240,000	1.00%	6/20/22	$118,890	$(16,120)
ICE	CSFB CDX.NA.HY.27[5]	5,742,000	5.00%	12/20/21	(249,216)	(180,818)
ICE	JPMC CDX.NA.HY.28[5]	16,140,000	5.00%	6/20/22	(1,154,769)	43,570
					(1,285,095)	(153,368)

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 43

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

						Upfront
						Payments	Unrealized
		Notional		Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Amount[2]		Payments	Date	(Received)	(Depreciation)[3]
	Protection Sold
	/ Moody’s ratings:
	Republic of Colombia
BAML	10.375% 1/28/33 Baa2		100,000	1.00%	6/20/21	$(2,600)	2,449
	Republic of Colombia
BAML	10.375% 1/28/33 Baa2		450,000	1.00%	6/20/22	(6,811)	(744)
	Republic of Italy
BAML	6.875% 9/27/23 Baa2		9,800,000	1.00%	6/20/21	(130,212)	223,101
	Republic of Colombia
BNP	10.375% 1/28/33 Baa2		200,000	1.00%	6/20/21	(5,264)	4,962
	Republic of Brazil
CITI	4.25% 1/7/25 Ba2		100,000	1.00%	6/20/22	(6,293)	11
DB	CMBX.NA.AAA[6]		14,200,000	0.50%	10/17/57	(927,472)	836,471
	Republic of Colombia
DB	10.375% 1/28/33 Baa2		200,000	1.00%	6/20/21	(5,198)	4,896
	Republic of Brazil
GSC	4.25% 1/7/25 Ba2		500,000	1.00%	6/20/22	(32,300)	890
	Republic of Colombia
GSC	10.375% 1/28/33 Baa2		3,100,000	1.00%	6/20/21	(82,710)	78,027
	BAML – Citigroup
ICE	6.125% 5/15/18 Baa1 CDS		700,000	1.00%	12/20/20	12,733	2,356
	Mexico LA 5 yr
JPMC	5.950% 3/19/19 A3		7,100,000	1.00%	12/20/19	33,454	46,262
	Republic of Colombia
JPMC	10.375% 1/28/33 Baa2		200,000	1.00%	6/20/21	(2,632)	2,481
	Volkswagen International
JPMC	2 yr 5.375% 5/22/18 A3	EUR	2,500,000	1.00%	12/20/17	(10,758)	22,965
MSC	CMBX.NA.BBB.6[6]		3,600,000	3.00%	5/11/63	(404,646)	(15,708)
						(1,570,709)	1,208,419
						$(2,855,804)	$1,055,051

Interest Rate Swap Contracts7

			Fixed	Variable
			Interest	Interest		Upfront
			Rate	Rate		Payments	Unrealized
	Swap Referenced		Paid	Paid	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Amount[2]	(Received)	(Received)	Date	(Received)	(Depreciation)[3]
	BAML 10 yr USD-ICE-
CME	3-month LIBOR	1,490,000	1.686%	(1.150%)	4/5/26	$—	$65,552
	BAML 2 yr USD-ICE-
CME	3-month LIBOR	30,100,000	1.450%	(1.299%)	6/28/21	—	377,546
	BAML 30 yr USD-ICE-
CME	3-month LIBOR	1,770,000	2.767%	(1.280%)	12/21/46	—	(77,152)
	BAML 5 yr USD-ICE-
CME	3-month LIBOR	5,035,000	1.199%	(1.150%)	4/6/21	—	115,991
	BAML 5 yr USD-ICE-
CME	3-month LIBOR	6,220,000	1.190%	(1.180%)	8/9/21	—	166,415
	BAML 7 yr USD-ICE-
CME	3-month LIBOR	750,000	1.416%	(1.150%)	4/6/23	—	24,988
	CSFB 10 yr USD-ICE-
CME	3-month LIBOR	29,100,000	1.500%	(1.280%)	6/21/27	(1,035,412)	151,161

44 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

				Fixed	Variable
				Interest	Interest		Upfront
				Rate	Rate		Payments	Unrealized
	Swap Referenced			Paid	Paid	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Amount[2]		(Received)	(Received)	Date	(Received)	(Depreciation)[3]
	CSFB 2 yr USD-ICE-
CME	3-month LIBOR		7,200,000	1.295%	(1.350%)	12/28/18	$—	$(19,237)
	CSFB 3 yr USD-ICE-
CME	3-month LIBOR		32,700,000	1.250%	(1.280%)	6/21/20	661,535	(198,018)
	CSFB 30 yr USD-ICE-
CME	3-month LIBOR		500,000	2.500%	(1.246%)	6/15/46	(20,539)	27,587
	CSFB 30 yr USD-ICE-
CME	3-month LIBOR		900,000	2.250%	(1.280%)	12/21/46	(71,003)	132,863
	CSFB 4 yr USD-ICE-
CME	3-month LIBOR		1,600,000	2.000%	(1.137%)	12/16/19	(4,049)	(8,695)
	CSFB 4 yr USD-ICE-
CME	3-month LIBOR		16,500,000	1.250%	(1.042%)	6/21/21	460,704	(78,815)
	CSFB 5 yr Mexico
CME	TIEE-Banxico 28D	MXN	82,500,000	7.145%	(5.798%)	9/6/21	(138,450)	(17,325)
	CSFB 5 yr Mexico
CME	TIEE-Banxico 28D	MXN	17,900,000	7.145%	(7.199%)	12/3/21	(18,041)	36,377
	CSFB 5 yr USD-ICE-
CME	3-month LIBOR		2,900,000	1.250%	(1.280%)	6/21/22	113,274	(15,931)
	BAML 3 yr USD-ICE-
LCH	3-month LIBOR		2,930,000	1.667%	(1.156%)	1/25/20	—	1,296
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		885,000	2.715%	(1.287%)	12/22/46	—	(35,013)
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		440,000	2.596%	(1.153%)	1/23/47	—	(6,039)
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		440,000	2.623%	(1.153%)	1/24/47	—	(8,589)
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		440,000	2.661%	(1.170%)	1/27/47	—	(12,250)
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		705,000	2.687%	(1.170%)	1/30/47	—	(23,521)
	BAML 30 yr USD-ICE-
LCH	3-month LIBOR		620,000	2.480%	(1.158%)	1/11/47	—	7,208
	BAML 5 yr USD-ICE-
LCH	3-month LIBOR		2,005,000	1.976%	(1.170%)	4/27/22	—	(4,318)
	BAML 5 yr USD-ICE-
LCH	3-month LIBOR		1,400,000	2.027%	(1.280%)	6/15/22	—	(5,566)
	BAML 7 yr USD-ICE-
LCH	3-month LIBOR		3,260,000	2.125%	(1.167%)	1/25/24	—	(10,603)
	BAML 8 yr USD-ICE-
LCH	3-month LIBOR		1,215,000	2.250%	(1.185%)	11/15/25	(98)	(5,722)
	CSFB 30 yr USD-ICE-
LCH	3-month LIBOR		16,600,000	2.500%	(1.246%)	6/15/46	(1,097,025)	1,214,128
	CSFB 7 yr USD-ICE-
LCH	3-month LIBOR		42,500,000	2.250%	(1.137%)	12/16/22	303,890	(888,519)
							$(845,214)	$905,799

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 45

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts, notional values and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2 Notional value shown is stated in US dollars unless noted that the swap is denominated in another currency.

3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($136,479).

4 Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have S&P credit quality rating of CCC and above.

5 Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6 Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BOBL – Bundesobligationen (German Treasury Medium Term Bonds)
BRL – Brazilian Real
BTP – Buoni del Tesoro Poliennali
BUXL – inflationsindexierte Bundesanleihen (German Treasury Long Term Bonds)
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgage-Backed Index North America
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
DIP – Debtor in Possession
EUR – European Monetary Unit
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Municipal Bond Insurance Association Group
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor (French Treasury Obligation)
PEN – Peruvian Nuevo Sol

46 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

Summary of abbreviations: (continued)
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SEK – Swedish Krona
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
THB – Thailand Baht
TIEE – Banxico - Interbank Equilibrium Interest Rate Banco de Mexico
TRY – Turkish Lira
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USD – US Dollar
UYU – Uruguayan Peso
yr – Year
ZAR – South African Rand

See accompanying notes.

(continues)     NQ-OPTFI [6/17] 8/17 (239945) 47

Notes

Optimum Fixed Income Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,181,397,581
Aggregate unrealized appreciation of investments	$37,071,939
Aggregate unrealized depreciation of investments	(22,183,475)
Net unrealized appreciation of investments	$14,888,464

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

48 NQ-OPTFI [6/17] 8/17 (239945)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$744,338,839	$1,370,617	$745,709,456
Corporate Debt	—	835,530,787	—	835,530,787
Foreign Debt	—	116,284,399	—	116,284,399
Municipal Bonds	—	20,253,348	—	20,253,348
Loan Agreements[1]	—	93,262,137	2,250,938	95,513,075
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	112,259	3,634,410	—	3,746,669
Preferred Stock	—	5,283,270	—	5,283,270
US Treasury Obligations	—	299,722,082	—	299,722,082
Short-Term Investments	—	73,761,983	—	73,761,983
Options Purchased	—	480,976	—	480,976
Total Value of Securities Before
Options Written	$112,259	$2,192,552,231	$3,621,555	$2,196,286,045
Liabilities:
Options Written[1]	$(16,875)	$(366,225)	$—	$(383,100)

Derivatives:
Foreign Currency Exchange
Contracts	$—	$(665,138)	$—	$(665,138)
Futures Contracts	1,099,415	—	—	1,099,415
Swap Contracts	—	1,960,850	—	1,960,850

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.82%	0.18%	100.00%
Convertible Preferred Stock	3.00%	97.00%	—	100.00%
Loan Agreements	—	97.64%	2.36%	100.00%
Options Written	4.40%	95.60%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

NQ-OPTFI [6/17] 8/17 (239945) 49

(Unaudited)

2. Investments (continued)

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

50 NQ-OPTFI [6/17] 8/17 (239945)

Schedule of investments

Optimum International Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.52%Δ
Australia – 1.66%
BHP Billiton ADR *	65,583	$2,334,099
Cochlear	5,923	707,673
Qantas Airways	1,582,213	6,956,029
		9,997,801
Austria – 2.26%
Erste Group Bank †	125,466	4,804,166
Lenzing	6,846	1,226,826
Schoeller-Bleckmann Oilfield
Equipment *†	44,529	2,914,209
voestalpine *	99,855	4,653,215
		13,598,416
Bermuda – 1.03%
Everest Re Group	24,441	6,222,434
		6,222,434
Brazil – 1.34%
Banco Bradesco ADR	493,344	4,193,424
Magazine Luiza	49,400	3,847,143
		8,040,567
Canada – 3.77%
Bank of Montreal	17,000	1,248,257
Canadian Imperial Bank of
Commerce	97,907	7,956,831
Dominion Diamond	76,600	963,998
Magna International Class A	91,775	4,251,175
Pure Industrial Real Estate
Trust	123,313	654,221
Rogers Communications
Class B	77,646	3,666,090
Royal Bank of Canada	52,034	3,778,163
Tourmaline Oil †	6,200	133,294
		22,652,029
China/Hong Kong – 7.46%
Anhui Conch Cement	940,000	3,268,801
ASM Pacific Technology	97,700	1,320,194
BYD Class H *	389,000	2,386,579
China Construction Bank	1,587,000	1,229,768
China Life Insurance Class H	2,042,000	6,237,850
CK Hutchison Holdings	50,000	627,606
CLP Holdings	889,500	9,410,589
HKT Trust & HKT	964,000	1,264,351
Jardine Strategic Holdings	15,500	646,195
Melco International
Development	234,000	626,402
Melco Resorts &
Entertainment ADR	261,078	5,861,201
Momo ADR †	15,791	583,635
Orient Overseas
International †	484,000	3,471,556
Shanghai Fosun
Pharmaceutical Group
Class H *	895,500	3,469,619
Sun Hung Kai Properties	106,000	1,557,256
VTech Holdings	40,700	644,844
Wharf Holdings	269,000	2,229,191
		44,835,637
Colombia – 0.61%
Bancolombia ADR	82,499	3,675,330
		3,675,330
Czech Republic – 0.41%
Komercni banka	60,850	2,437,283
		2,437,283
Denmark – 1.84%
Ambu Class B	9,762	629,773
H. Lundbeck	168,229	9,442,023
Novo Nordisk Class B	23,605	1,010,863
		11,082,659
Finland – 0.12%
Orion Class CL B	11,140	711,247
		711,247
France – 5.65%
Air France-KLM †	163,515	2,331,682
BioMerieux	6,041	1,307,498
Bouygues	17,533	739,335
CNP Assurances	28,249	634,161
Derichebourg	87,294	737,801
Ipsen	34,573	4,732,583
IPSOS	23,199	870,418
Peugeot	150,912	3,010,340
Publicis Groupe	74,808	5,580,214
Safran	59,464	5,449,645
Societe Generale	74,345	4,000,258
Sodexo	35,631	4,606,781
		34,000,716
Germany – 3.63%
Continental	21,825	4,710,037
Deutsche Lufthansa	443,139	10,084,664
Merck	27,674	3,342,531
OSRAM Licht	15,781	1,257,193
Suedzucker	58,820	1,225,722

(continues)     NQ-OPTIE [6/17] 8/17 (239952) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Germany (continued)
TUI	82,466	$1,197,607
		21,817,754
India – 2.79%
Dewan Housing Finance	168,282	1,138,238
ICICI Bank ADR	634,454	5,691,049
Jet Airways India †	73,186	638,647
South Indian Bank	4,253,356	1,826,040
SpiceJet †	393,285	804,063
Yes Bank	293,986	6,656,330
		16,754,367
Indonesia – 2.78%
Barito Pacific †	24,127,800	5,304,405
Delta Dunia Makmur †	38,784,100	2,471,759
Indofood Sukses Makmur	3,992,400	2,577,805
Telekomunikasi Indonesia
Persero	16,746,000	5,686,800
Telekomunikasi Indonesia
Persero ADR	19,743	664,747
		16,705,516
Ireland – 2.12%
ICON *†	130,469	12,758,564
		12,758,564
Israel – 3.43%
Bank Hapoalim	1,248,913	8,427,885
Bank Leumi Le-Israel	1,387,913	6,751,869
Teva Pharmaceutical
Industries ADR	127,345	4,230,401
Tower Semiconductor	51,123	1,219,284
		20,629,439
Italy – 1.90%
Enel	293,296	1,572,434
Gefran	63,514	454,842
La Doria	45,778	545,859
Prysmian	182,016	5,353,157
Recordati	86,469	3,507,975
		11,434,267
Japan – 17.94%
Adastria	53,400	1,486,037
ANA Holdings	1,024,000	3,554,297
Asahi Glass	131,800	5,542,690
Astellas Pharma	201,700	2,464,874
Benesse Holdings	19,400	731,327
Canon Marketing Japan	28,800	654,481
Daito Trust Construction	26,300	4,090,851
Daiwa House Industry	222,200	7,582,161
Denso	126,100	5,316,437
Fujitsu	969,000	7,131,702
Furukawa Electric	63,000	2,800,622
Hitachi	595,000	3,646,970
Japan Post Holdings	169,800	2,104,478
Kansai Electric Power	240,100	3,302,376
Kirin Holdings	128,500	2,615,128
Konami Holdings	86,200	4,782,289
Lion	228,000	4,715,074
Medipal Holdings	151,100	2,791,605
Mixi	122,300	6,795,955
Morinaga Milk Industry	97,000	738,226
Nichiha	22,800	802,738
Nippon Telegraph &
Telephone	179,300	8,464,841
NTT Data	107,500	1,194,710
Onward Holdings	86,000	635,395
Plenus	26,000	548,549
Rohto Pharmaceutical	32,800	677,142
Secom	74,400	5,639,120
Shimamura	11,300	1,382,423
Shinmaywa Industries	110,000	927,139
Sumitomo Dainippon Pharma	162,400	2,213,462
Suzuken	88,500	2,934,919
Taisei	67,000	611,176
T-Gaia	78,900	1,495,575
Tokyo Electric Power
Holdings †	788,800	3,247,072
Toray Industries	411,700	3,441,845
Yamazaki Baking	40,100	798,258
		107,861,944
Mexico – 0.79%
Grupo Financiero Banorte	746,400	4,735,751
		4,735,751
Netherlands – 4.36%
ASR Nederland	20,503	691,402
Core Laboratories *	53,927	5,461,187
Heineken	53,655	5,216,942
Heineken Holding	14,963	1,371,472
Royal Dutch Shell Class A	506,989	13,454,401
		26,195,404
New Zealand – 0.78%
Air New Zealand	265,927	635,280
Spark New Zealand	772,200	2,138,982
Xero Private Placement †	104,850	1,936,219
		4,710,481
Norway – 2.41%
DNB	407,695	6,934,294

2 NQ-OPTIE [6/17] 8/17 (239952)

(Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Norway (continued)
Norsk Hydro	706,116	$3,914,244
Statoil ADR *	219,891	3,634,798
		14,483,336
Republic of Korea – 3.66%
Hyundai Mobis	17,052	3,725,910
LG Display	19,664	637,621
LG Display ADR	46,312	744,234
Samsung Electronics	7,498	15,577,281
SK Hynix	22,885	1,348,118
		22,033,164
Singapore – 1.12%
DBS Group Holdings	284,000	4,278,308
United Industrial	1,076,000	2,477,516
		6,755,824
South Africa – 0.17%
Investec	134,079	997,201
		997,201
Spain – 1.40%
Amadeus IT Group	140,416	8,395,691
		8,395,691
Sweden – 0.66%
Getinge Class B *	202,745	3,968,408
		3,968,408
Switzerland – 5.99%
Allreal Holding †	7,743	1,400,991
Coca-Cola HBC †	24,130	709,647
Credit Suisse Group ADR	263,061	3,840,691
Emmi †	834	627,957
Ferrexpo	1,484,843	4,010,979
Lonza Group †	23,759	5,136,344
Novartis ADR	84,358	7,041,362
Roche Holding	24,624	6,270,915
STMicroelectronics	217,788	3,126,744
Vifor Pharma	31,221	3,441,506
Zehnder Group	11,237	408,980
		36,016,116
Taiwan – 3.25%
Advanced Semiconductor
Engineering	3,676,343	4,719,303
Hon Hai Precision Industry	2,367,500	9,105,769
Taiwan Semiconductor
Manufacturing	838,000	5,743,688
		19,568,760
Thailand – 0.74%
Krung Thai Bank NVDR	2,748,100	1,520,880
PTT Exploration & Production
NVDR	479,000	1,216,183
PTT NVDR	97,400	1,060,877
Thai Oil NVDR	276,600	643,256
		4,441,196
Turkey – 0.73%
Akbank	1,238,964	3,450,908
Turkiye Halk Bankasi	250,609	936,636
		4,387,544
United Kingdom – 9.68%
AstraZeneca ADR	109,540	3,734,219
BAE Systems	244,062	2,013,761
Barclays	2,114,508	5,583,818
British American Tobacco	40,185	2,739,421
Debenhams	1,293,595	728,695
Diageo	206,214	6,092,815
GlaxoSmithKline	89,870	1,914,372
HSBC Holdings	603,314	5,592,441
Imperial Brands	47,294	2,124,209
Indivior	377,052	1,535,643
Investec	329,179	2,458,819
ITV	1,634,051	3,860,681
Legal & General Group	380,148	1,278,905
Mondi	62,180	1,631,065
Rio Tinto ADR *	94,655	4,004,853
Shire	128,853	7,112,406
Smith & Nephew	66,299	1,144,153
Worldpay Group 144A #	1,142,715	4,685,260
		58,235,536
United States – 2.04%
Carnival *	116,920	7,666,444
Carnival (London Stock
Exchange)	10,323	683,016
International Game
Technology	167,924	3,073,009
Project Star =π†	142	636,397
Project Star Series G =π†	47	210,638
		12,269,504
Total Common Stock
(cost $520,700,039)		592,409,886

(continues)     NQ-OPTIE [6/17] 8/17 (239952) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 0.84%
Repurchase Agreements – 0.84%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$1,408,730 (collateralized
by US government
obligations
3.375% 5/15/44; market
value $1,436,787)	1,408,614	$1,408,614
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$2,347,872 (collateralized
by US government
obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $2,394,644)	2,347,689	2,347,689
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$1,318,991 (collateralized
by US government
obligations 0.00%–2.00%
8/15/17–11/15/45; market
value $1,345,254)	1,318,876	1,318,876

Total Short-Term
Investments
(cost $5,075,179)		5,075,179
Total Value of Securities
Before Securities Lending
Collateral – 99.36%
(cost $525,775,218)		597,485,065

Securities Lending Collateral – 2.98%
Certificates of Deposit – 0.44%≠
Austalia & Zew Zealand
Banking Group (London)
1.15% 7/3/17	807,000	807,000
National Australia Bank
(Cayman) 1.05% 7/3/17	506,000	506,000
National Bank of Canada
(Montreal) 1.05% 7/3/17	807,000	807,000
Royal Bank of Canada
(Toronto) 1.05% 7/3/17	543,000	543,000
		2,663,000
Floating Rate Notes – 0.33%
Bank of Nova Scotia
1.39% 3/2/18 ●	305,000	305,142
Canadian Imperial Bank of
Commerce (New York)
1.60% 7/17/17 ●	295,000	295,053
CommonWealth Bank
Australia 1.58% 2/16/18 ●	276,000	276,554
Commonwealth Bank of
Australia 1.49% 11/3/17 ●	251,000	251,231
National Australia Bank
1.61% 2/23/18 ●	301,000	301,495
Royal Bank of Canada (New
York) 1.49% 3/16/18 ●	264,000	264,262
Wells Fargo Bank
1.54% 11/7/17 ●	272,000	272,323
		1,966,060
Repurchase Agreements – 2.21%
Bank of Nova Scotia
1.10%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase
price $4,176,572
(collateralized by US
government obligations
0.00%–3.625%
7/15/17–4/30/22; market
value $4,260,107)	4,176,189	4,176,189
Credit Agricole
1.06%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase
price $4,176,558
(collateralized by US
government obligations
1.875% 2/28/22; market
value $4,259,730)	4,176,189	4,176,189

4 NQ-OPTIE [6/17] 8/17 (239952)

(Unaudited)

	Principal	Value
	amount°	(US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
JP Morgan Securities
1.08%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase
price $4,176,565
(collateralized by US
government obligations
0.00%–3.50%
10/15/17–9/30/21; market
value $4,259,909)	4,176,189	$4,176,189
Merrill Lynch, Pierce, Fenner &
Smith
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $782,677
(collateralized by US
government obligations
2.125% 8/15/21;
market value $798,262)	782,609	782,609
		13,311,176
Total Securities Lending
Collateral
(cost $17,938,176)		17,940,236
Total Value of
Securities – 102.34%
(cost $543,713,394)		615,425,301 ■
Obligation to Return
Securities Lending
Collateral – (2.88%)		(17,309,333)
Receivables and Other
Assets Net of
Liabilities – 0.54%		3,228,911
Net Assets Applicable to
45,039,607 Shares
Outstanding – 100.00%		$601,344,879
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $4,685,260, which represents 0.78% of the Fund’s net assets.

*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $847,035, which represents 0.14% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $35,940,196 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
π

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted securities was $847,035, which represented 0.14% of the Fund’s net assets. See the table below for additional details on restricted securities.

†	Non-income producing security.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$636,397
Project Star Series G	10/29/14	396,433	210,638
Total		$1,395,915	$847,035

The following foreign currency exchange contract was outstanding at June 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BBH	JPY	37,815,339	USD	(336,051)	7/3/17	$202
BBH	JPY	47,553,491	USD	(424,141)	7/5/17	(1,259)
STATE STREET BANK	CHF	419,973	USD	(437,872)	7/3/17	183
						$(874)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BBH – Brown Brothers Harriman
CHF – Swiss Franc
JPY – Japanese Yen
NVDR – Non-Voting Depositary Receipt
USD – U.S. Dollar

See accompanying notes.

NQ-OPTIE [6/17] 8/17 (239952) 5

Notes

Optimum International Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$543,713,394
Aggregate unrealized appreciation of investments	$109,901,000
Aggregate unrealized depreciation of investments	(38,189,093)
Net unrealized appreciation of investments	$71,711,907

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6 NQ-OPTIE [6/17] 8/17 (239952)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$9,997,801	$—	$—	$9,997,801
Austria	13,598,416	—	—	13,598,416
Bermuda	6,222,434	—	—	6,222,434
Brazil	8,040,567	—	—	8,040,567
Canada	22,652,029	—	—	22,652,029
China/Hong Kong	44,835,637	—	—	44,835,637
Colombia	3,675,330	—	—	3,675,330
Czech Republic	2,437,283	—	—	2,437,283
Denmark	11,082,659	—	—	11,082,659
Finland	711,247	—	—	711,247
France	34,000,716	—	—	34,000,716
Germany	21,817,754	—	—	21,817,754
India	16,754,367	—	—	16,754,367
Indonesia	5,969,152	10,736,364	—	16,705,516
Ireland	12,758,564	—	—	12,758,564
Israel	20,629,439	—	—	20,629,439
Italy	11,434,267	—	—	11,434,267
Japan	107,861,944	—	—	107,861,944
Mexico	4,735,751	—	—	4,735,751
Netherlands	26,195,404	—	—	26,195,404
New Zealand	4,710,481	—	—	4,710,481
Norway	14,483,336	—	—	14,483,336
Republic of Korea	22,033,164	—	—	22,033,164
Singapore	6,755,824	—	—	6,755,824
South Africa	997,201	—	—	997,201
Spain	8,395,691	—	—	8,395,691
Sweden	3,968,408	—	—	3,968,408
Switzerland	36,016,116	—	—	36,016,116
Taiwan	19,568,760	—	—	19,568,760
Thailand	4,441,196	—	—	4,441,196
Turkey	4,387,544	—	—	4,387,544
United Kingdom	58,235,536	—	—	58,235,536
United States	11,422,469	—	847,035	12,269,504
Short-Term Investments	—	5,075,179	—	5,075,179
Securities Lending Collateral	—	17,940,236	—	17,940,236
Total Value of Securities	$580,826,487	$33,751,779	$847,035	$615,425,301

Derivatives:
Foreign Currency Exchange Contract	$—	$(874)	$—	$(874)

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

(continues)     NQ-OPTIE [6/17] 8/17 (239952) 7

(Unaudited)

2. Investments (continued)

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OPTIE [6/17] 8/17 (239952)

Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 94.87%✧
Consumer Discretionary – 19.22%
Altice USA Class A †	27,161	$877,300
Amazon.com †	100,119	96,915,192
AutoZone †	13,286	7,579,132
CBS Class B	189,130	12,062,711
Charter Communications
Class A †	7,807	2,629,788
Comcast Class A	355,258	13,826,641
Ctrip.com International ADR †	52,400	2,822,264
Delphi Automotive (United
Kingdom)	79,748	6,989,912
Dollar General	61,400	4,426,326
Expedia	22,453	3,344,374
Ferrari (Italy)	71,758	6,172,623
Flipkart Limited =π†	1,530	128,073
Flipkart Limited Series A =π†	522	43,695
Flipkart Limited Series C =π†	921	77,095
Flipkart Limited Series E =π†	1,712	143,308
Flipkart Limited Series G =π†	7,188	817,793
Flipkart Limited Series H =π†	6,977	942,788
Home Depot	126,174	19,355,092
L Brands	84,700	4,564,483
Lowe’s	43,700	3,388,061
Marriott International Class A	53,736	5,390,258
McDonald’s Corp	57,874	8,863,982
MGM Resorts International	46,370	1,450,917
Netflix †	32,024	4,784,706
Newell Brands	139,166	7,462,081
NIKE Class B	32,442	1,914,078
O’Reilly Automotive †	32,100	7,021,554
Priceline Group †	14,650	27,403,118
PVH	42,623	4,880,333
Restaurant Brands
International (Canada)	14,936	934,097
Ross Stores	22,700	1,310,471
Starbucks	210,673	12,284,343
Tesla †	22,503	8,137,310
Time Warner	39,329	3,949,025
Tractor Supply	35,797	1,940,555
Walt Disney	53,896	5,726,450
Yum! Brands	84,600	6,240,096
		296,800,025
Consumer Staples – 3.25%
Estee Lauder	39,797	3,819,716
Molson Coors Brewing
Class B	56,394	4,869,058
Mondelez International	71,550	3,090,245
PepsiCo	35,797	4,134,196
Philip Morris International	214,886	25,238,361
Walgreens Boots Alliance	68,894	5,395,089
Wal-Mart Stores	48,129	3,642,403
		50,189,068
Energy – 0.91%
Anadarko Petroleum	90,207	4,089,985
Halliburton	90,082	3,847,402
Pioneer Natural Resources	38,269	6,106,967
		14,044,354
Financials – 5.02%
Bank of America	261,587	6,346,101
Charles Schwab	115,200	4,948,992
First Republic Bank	54,806	5,486,081
Intercontinental Exchange	296,305	19,532,426
JPMorgan Chase & Co.	127,614	11,663,920
Morgan Stanley	341,890	15,234,618
S&P Global	28,623	4,178,672
State Street	50,700	4,549,311
TD Ameritrade Holding	125,423	5,391,935
WeWork Companies =π†	2,473	121,720
		77,453,776
Healthcare – 15.30%
ACADIA Pharmaceuticals †	57,685	1,608,835
Aetna	111,406	16,914,773
Alexion Pharmaceuticals †	89,594	10,900,902
Allergan	20,629	5,014,704
Anthem	19,800	3,724,974
Becton Dickinson and Co.	47,503	9,268,310
Biogen †	33,657	9,133,163
BioMarin Pharmaceutical †	42,752	3,882,737
Boston Scientific †	171,265	4,747,466
Bristol-Myers Squibb	38,534	2,147,114
Celgene †	146,610	19,040,241
Centene †	36,298	2,899,484
Cigna	43,185	7,228,737
Danaher	135,536	11,437,883
DexCom †	67,793	4,959,058
Edwards Lifesciences †	30,425	3,597,452
Envision Healthcare †	12,378	775,729
HCA Holdings †	86,100	7,507,920
Humana	48,837	11,751,159
Illumina †	24,582	4,265,469
Incyte †	38,247	4,815,680
Intuitive Surgical †	13,200	12,346,884
Medtronic	71,351	6,332,401
Merck & Co.	98,200	6,293,638
Stryker	77,000	10,686,060

(continues)     NQ-OPTLG [6/17] 8/17 (239959) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
UnitedHealth Group	177,442	$32,901,296
Vertex Pharmaceuticals †	135,646	17,480,700
Zoetis	74,000	4,616,120
		236,278,889
Industrials – 7.44%
Acuity Brands	44,399	9,025,429
American Airlines Group	191,700	9,646,344
Boeing	63,400	12,537,350
Equifax	39,703	5,455,986
Fortive	46,200	2,926,770
Fortune Brands Home &
Security	56,906	3,712,547
General Dynamics	19,242	3,811,840
HD Supply Holdings †	145,490	4,456,359
Honeywell International	233,570	31,132,545
Illinois Tool Works	42,400	6,073,800
Johnson Controls
International	94,617	4,102,593
Rockwell Automation	9,472	1,534,085
Roper Technologies	36,485	8,447,372
Stanley Black & Decker	28,958	4,075,259
Union Pacific	44,522	4,848,891
Wabtec	33,444	3,060,126
		114,847,296
Information Technology – 39.57%
Adobe Systems †	59,977	8,483,147
Alibaba Group Holding ADR †	275,324	38,793,152
Alphabet Class A †	26,600	24,729,488
Alphabet Class C †	66,587	60,509,604
Apple	618,790	89,118,136
Applied Materials	158,486	6,547,057
ASML Holding (Netherlands)	12,800	1,667,968
Autodesk †	93,241	9,400,558
Broadcom	80,553	18,772,877
Cognizant Technology
Solutions
Class A	89,146	5,919,294
Dropbox Class A =π†	61,727	477,921
Electronic Arts †	126,914	13,417,348
Facebook Class A †	418,649	63,207,626
Fidelity National Information
Services	66,355	5,666,717
Fiserv †	49,894	6,104,032
Intuit	61,700	8,194,377
Mastercard Class A	108,300	13,153,035
MercadoLibre (Argentina)	10,000	2,508,800
Microchip Technology	121,548	9,381,075
Micron Technology †	190,541	5,689,554
Microsoft	991,744	68,360,914
NVIDIA	32,929	4,760,216
Oracle	81,526	4,087,714
PayPal Holdings †	406,600	21,822,222
Red Hat †	16,993	1,627,080
salesforce.com †	283,095	24,516,027
ServiceNow †	95,488	10,121,728
Snap Class A †	189,723	3,371,378
Snap Class A =π†	37,203	628,061
Snap Class B =π†	37,203	628,061
Tencent Holdings (China)
(Hong Kong Exchange)	240,600	8,604,028
VeriSign †	13,443	1,249,661
Visa Class A	525,103	49,244,159
Western Digital	105,005	9,303,443
Workday Class A †	36,900	3,579,300
Xilinx	115,100	7,403,232
		611,048,990
Materials – 0.79%
Air Products & Chemicals	52,589	7,523,382
EI du Pont de Nemours & Co.	36,305	2,930,177
Vulcan Materials	13,294	1,684,084
		12,137,643
Real Estate – 2.26%
American Tower	88,600	11,723,552
Crown Castle International	129,481	12,971,407
Equinix	23,948	10,277,524
		34,972,483
Telecommunication Services – 0.66%
T-Mobile US †	169,036	10,246,962
		10,246,962
Utilities – 0.45%
NextEra Energy	49,500	6,936,435
		6,936,435
Total Common Stock
(cost $1,143,394,195)		1,464,955,921

Convertible Preferred Stock – 0.57%
Airbnb Private Placement
Series D =π†	23,130	2,307,217
Series E =π†	13,611	1,357,697
Magic Leap =π†	43,435	950,416
Uber Technologies
Series G =π†	34,197	1,461,238
WeWork Companies
Series E =π†	22,244	1,094,839

2 NQ-OPTLG [6/17] 8/17 (239959)

(Unaudited)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
Xiaoju Kuaizhi (China) =π†	32,416	$1,568,464
Total Convertible Preferred
Stock (cost $6,497,745)		8,739,871

US Master Limited Partnerships – 0.58%
Blackstone Group	268,919	8,968,449
Total US Master Limited
Partnerships
(cost $7,792,273)		8,968,449

	Principal
	amount°
Short-Term Investments – 3.41%
Repurchase Agreements – 3.41%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$14,602,213
(collateralized by US
government obligations
3.375% 5/15/44; market
value $14,893,037)	14,601,008	14,601,008
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$24,336,900
(collateralized by US
government obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $24,821,718)	24,335,014	24,335,014
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$13,672,023
(collateralized by US
government obligations
0.00%–2.00%
8/15/17–11/15/45; market
value $13,944,252)	13,670,827	13,670,827
Total Short-Term
Investments
(cost $52,606,849)		52,606,849

Total Value of
Securities – 99.43%
(cost $1,210,291,062)		1,535,271,090
Receivables and Other
Assets Net of
Liabilities – 0.57%		8,852,576
Net Assets Applicable to
82,814,061 Shares
Outstanding – 100.00%		$1,544,123,666
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $12,748,386, which represents 0.83% of the Fund’s net assets.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
π

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted securities was $12,748,386, which represented 0.83% of the Fund’s net assets. See table on the next page for additional details on restricted securities.

†	Non-income producing security.

(continues)     NQ-OPTLG [6/17] 8/17 (239959) 3

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private
Placement
Series D	4/16/14	$941,692	$2,307,217
Airbnb Private
Placement
Series E	7/14/15	1,267,108	1,357,697
Dropbox Class A	11/7/14	1,179,060	477,921
Flipkart Limited	3/19/15	174,419	128,073
Flipkart Limited
Series A	3/19/15	59,508	43,695
Flipkart Limited
Series C	3/19/15	104,994	77,095
Flipkart Limited
Series E	3/19/15	195,167	143,308
Flipkart Limited
Series G	12/17/14	860,835	817,793
Flipkart Limited
Series H	4/17/15	992,408	942,788
Magic Leap	1/20/16	1,000,438	950,416
Snap Class A	5/6/16	571,438	628,061
Snap Class B	5/6/16	571,438	628,061
Uber
Technologies
Series G	12/3/15	1,667,863	1,461,238
WeWork
Companies	6/23/15	81,336	121,720
WeWork
Companies
Series E	6/23/15	731,596	1,094,839
Xiaoju Kuaizhi
(China)	10/19/15	889,048	1,568,464
Total		$11,288,348	$12,748,386

The following foreign currency exchange contract was outstanding at June 30, 2017:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(1,808,764)	USD	231,732	7/5/17	$25

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
HKD – Hong Kong Dollar
USD – US Dollar

See accompanying notes.

4 NQ-OPTLG [6/17] 8/17 (239959)

Notes

Optimum Large Cap Growth Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,210,291,062
Aggregate unrealized appreciation of investments	$334,686,977
Aggregate unrealized depreciation of investments	(9,706,949)
Net unrealized appreciation of investments	$324,980,028

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTLG [6/17] 8/17 (239959) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$294,647,273	$—	$2,152,752	$296,800,025
Consumer Staples	50,189,068	—	—	50,189,068
Energy	14,044,354	—	—	14,044,354
Financials	77,332,056	—	121,720	77,453,776
Healthcare	236,278,889	—	—	236,278,889
Industrials	114,847,296	—	—	114,847,296
Information Technology	609,314,947	1,734,043	—	611,048,990
Materials	12,137,643	—	—	12,137,643
Real Estate	34,972,483	—	—	34,972,483
Telecommunication Services	10,246,962	—	—	10,246,962
Utilities	6,936,435	—	—	6,936,435
Convertible Preferred Stock	—	—	8,739,871	8,739,871
U.S. Master Limited Partnerships	8,968,449	—	—	8,968,449
Short-Term Investments	—	52,606,849	—	52,606,849
Total Value of Securities	$1,469,915,855	$54,340,892	$11,014,343	$1,535,271,090

Derivatives:
Foreign Currency Exchange
Contract	$—	$25	$—	$25

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6 NQ-OPTLG [6/17] 8/17 (239959)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-OPTLG [6/17] 8/17 (239959) 7

Schedule of investments

Optimum Large Cap Value Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.37%✧
Consumer Discretionary – 7.22%
Advance Auto Parts	12,326	$1,437,088
CBS Class B	120,477	7,684,023
Comcast Class A Special	495,307	19,277,348
Delphi Automotive (United Kingdom)	82,476	7,229,021
Foot Locker	66,087	3,256,767
Hanesbrands	127,158	2,944,979
Harley-Davidson	23,056	1,245,485
Home Depot	44,605	6,842,407
Interpublic Group	140,041	3,445,009
Newell Brands	23,345	1,251,759
Omnicom Group	108,695	9,010,816
PulteGroup	204,002	5,004,169
PVH	66,940	7,664,630
Target	30,619	1,601,068
Time Warner	57,640	5,787,632
Walt Disney	135,087	14,352,994
		98,035,195
Consumer Staples – 9.05%
Altria Group	45,928	3,420,258
Archer-Daniels-Midland	57,892	2,395,571
Coty Class A	178,081	3,340,800
CVS Health	134,399	10,813,744
Danone (France)	42,199	3,171,883
Diageo (United Kingdom)	239,616	7,079,713
General Mills	96,642	5,353,967
Hershey	74,702	8,020,754
JM Smucker	23,278	2,754,486
Kroger	183,932	4,289,294
Nestle (Switzerland)	137,780	11,990,553
PepsiCo	132,534	15,306,352
Philip Morris International	214,527	25,196,196
Procter & Gamble	144,378	12,582,543
Tyson Foods Class A	114,644	7,180,154
		122,896,268
Energy – 6.75%
Chevron	197,231	20,577,110
ConocoPhillips	175,257	7,704,298
Energen †	108,500	5,356,645
EOG Resources	180,605	16,348,365
Exxon Mobil	225,863	18,233,920
Halliburton	134,314	5,736,551
Occidental Petroleum	76,697	4,591,849
Schlumberger	152,476	10,039,020
Valero Energy	46,945	3,166,910
		91,754,668
Financials – 27.83%
Allstate	120,279	10,637,475
American Express	173,148	14,585,988
Ameriprise Financial	63,546	8,088,770
Aon (United Kingdom)	92,405	12,285,245
Bank of America	1,019,899	24,742,750
Bank of New York Mellon	154,413	7,878,151
Berkshire Hathaway Class B †	26,110	4,422,251
BlackRock	15,814	6,679,992
Chubb (Switzerland)	196,474	28,563,390
Citigroup	218,575	14,618,296
Discover Financial Services	146,127	9,087,638
E*TRADE Financial †	115,783	4,403,228
Franklin Resources	63,081	2,825,398
Goldman Sachs Group	64,990	14,421,281
Huntington Bancshares	695,636	9,404,999
JPMorgan Chase & Co.	639,388	58,440,063
MetLife	269,625	14,813,198
Moody’s	41,111	5,002,387
Morgan Stanley	153,339	6,832,786
Nasdaq	100,566	7,189,463
PNC Financial Services Group	75,770	9,461,400
Prudential Financial	39,786	4,302,458
S&P Global	11,139	1,626,183
State Street	200,414	17,983,148
SunTrust Banks	225,982	12,817,699
T Rowe Price Group	33,126	2,458,280
Travelers	106,302	13,450,392
U.S. Bancorp	291,078	15,112,770
Wells Fargo & Co.	589,759	32,678,546
XL Group	76,949	3,370,366
		378,183,991
Healthcare – 13.72%
Abbott Laboratories	225,504	10,961,749
Amgen	34,268	5,901,978
Celgene †	68,791	8,933,887
Cigna	23,973	4,012,841
Danaher	159,356	13,448,053
Eli Lilly & Co.	89,043	7,328,239
Express Scripts Holding †	50,195	3,204,449
Hill-Rom Holdings	52,865	4,208,583
Johnson & Johnson	264,248	34,957,368
McKesson	29,749	4,894,900
Medtronic (Ireland)	305,896	27,148,270
Merck & Co.	100,983	6,472,001
Novartis (Switzerland)	19,774	1,645,599
Pfizer	817,223	27,450,521
Roche Holding (Switzerland)	5,623	1,431,991

(continues)     NQ-OPTLV [6/17] 8/17 (239962) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
Thermo Fisher Scientific	82,697	$14,428,146
UnitedHealth Group	54,220	10,053,472
		186,482,047
Industrials – 13.36%
3M	70,673	14,713,412
Canadian National Railway (Canada)	49,745	4,031,832
Cummins	41,835	6,786,474
Delta Air Lines	188,229	10,115,426
Eaton	81,398	6,335,206
Equifax	22,850	3,140,047
Honeywell International	92,406	12,316,796
Illinois Tool Works	41,513	5,946,737
Ingersoll-Rand	46,308	4,232,088
Johnson Controls International	347,929	15,086,201
Lockheed Martin	26,910	7,470,485
Northrop Grumman	76,795	19,714,044
Parker-Hannifin	75,551	12,074,561
Quanta Services †	204,011	6,716,042
Raytheon	33,453	5,401,990
Stanley Black & Decker	97,388	13,705,413
Union Pacific	45,543	4,960,088
United Parcel Service Class B	89,846	9,936,069
United Technologies	66,601	8,132,648
Waste Management	145,223	10,652,107
		181,467,666
Information Technology – 8.21%
Accenture Class A (Ireland)	145,253	17,964,891
Amdocs	26,719	1,722,307
Booz Allen Hamilton Holding	87,657	2,852,359
Cisco Systems	421,757	13,200,994
Cognizant Technology Solutions Class A	42,475	2,820,340
DXC Technology	21,038	1,614,035
Fidelity National Information
Services	78,423	6,697,324
Fiserv †	26,792	3,277,733
Hewlett Packard Enterprise	325,241	5,395,748
Intel	127,941	4,316,729
International Business Machines	26,482	4,073,726
Microsoft	134,939	9,301,345
ON Semiconductor †	389,036	5,462,065
Oracle	301,307	15,107,533
QUALCOMM	162,614	8,979,545
Texas Instruments	114,705	8,824,256
		111,610,930
Materials – 4.32%
Crown Holdings †	56,951	3,397,697
Dow Chemical	210,880	13,300,202
EI du Pont de Nemours & Co.	33,281	2,686,110
LyondellBasell Industries Class A	44,009	3,713,920
Monsanto	22,833	2,702,514
Nucor	76,250	4,412,588
PPG Industries	122,191	13,436,122
Sherwin-Williams	15,595	5,473,221
WestRock	167,787	9,506,811
		58,629,185
Real Estate – 1.72%
Equity LifeStyle Properties	78,385	6,767,761
Highwoods Properties	98,433	4,991,537
Prologis	151,613	8,890,586
Public Storage	12,906	2,691,288
		23,341,172
Telecommunication Services – 1.85%
AT&T	512,010	19,318,137
Verizon Communications	130,188	5,814,196
		25,132,333
Utilities – 4.34%
American Electric Power	118,539	8,234,904
DTE Energy	86,032	9,101,325
Duke Energy	104,332	8,721,112
Edison International	133,480	10,436,801
Public Service Enterprise Group	220,187	9,470,243
Xcel Energy	284,542	13,054,787
		59,019,172
Total Common Stock
(cost $1,118,182,427)		1,336,552,627

2 NQ-OPTLV [6/17] 8/17 (239962)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.10%
Discount Note – 0.15%≠
Federal Home Loan Bank
0.95% 7/10/17	2,008,849	$2,008,462
		2,008,462
Repurchase Agreements – 0.76%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$2,876,055 (collateralized
by US government
obligations
3.375% 5/15/44; market
value $2,933,336)	2,875,818	2,875,818
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$4,793,401 (collateralized
by US government
obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $4,888,891)	4,793,029	4,793,029
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$2,692,845 (collateralized
by US government
obligations 0.00%–2.00%
8/15/17–11/15/45; market
value $2,746,463)	2,692,609	2,692,609
		10,361,456
US Treasury Obligation – 0.19%≠
US Treasury Bill
0.70% 7/13/17	2,638,908	2,638,349
		2,638,349
Total Short-Term
Investments
(cost $15,008,120)		15,008,267
Total Value of
Securities – 99.47%
(cost $1,133,190,547)		1,351,560,894
Receivables and Other
Assets Net of
Liabilities – 0.53%		7,208,602
Net Assets Applicable to
86,143,885 Shares
Outstanding – 100.00%		$1,358,769,496
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-OPTLV [6/17] 8/17 (239962) 3

Notes

Optimum Large Cap Value Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,133,190,547
Aggregate unrealized appreciation of investments	$241,515,191
Aggregate unrealized depreciation of investments	(23,144,844)
Net unrealized appreciation of investments	$218,370,347

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTLV [6/17] 8/17 (239962)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,336,552,627	$—	$1,336,552,627
Short-Term Investments	—	15,008,267	15,008,267
Total Value of Securities	$1,336,552,627	$15,008,267	$1,351,560,894

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. During the period ended June 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [6/17] 8/17 (239962) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.45%✧
Consumer Discretionary – 18.37%
At Home Group †	47,030	$1,095,329
Burlington Stores †	47,537	4,372,929
Chico’s FAS	90,433	851,879
Coach	87,794	4,156,168
Darden Restaurants	32,644	2,952,323
Dave & Buster’s
Entertainment †	34,740	2,310,557
Del Taco Restaurants †	100,182	1,377,503
Dick’s Sporting Goods	47,252	1,882,047
DR Horton	63,300	2,188,281
Expedia	24,200	3,604,590
Extended Stay America	322,552	6,244,607
Fox Factory Holding †	42,816	1,524,250
Gentherm †	39,960	1,550,448
G-III Apparel Group †	36,129	901,419
Houghton Mifflin Harcourt †	91,756	1,128,599
IMAX (Canada) †	72,832	1,602,304
International Game
Technology	94,827	1,735,334
iRobot †	18,895	1,589,825
Kate Spade & Co †	59,093	1,092,630
Lions Gate Entertainment
Class A †	33,949	958,041
Lions Gate Entertainment
Class B †	33,351	876,464
Media General CVR =†	49,291	0
Mohawk Industries †	12,737	3,078,405
Monro Muffler Brake	26,429	1,103,411
Nexstar Media Group	24,352	1,456,250
Norwegian Cruise Line
Holdings †	125,740	6,826,425
Party City Holdco †	99,654	1,559,585
Royal Caribbean Cruises	43,425	4,743,313
Skechers U.S.A. Class A †	162,900	4,805,550
Ulta Beauty †	11,575	3,325,961
Vail Resorts	20,071	4,071,001
Wynn Resorts	28,700	3,849,244
Yum China Holdings †	80,800	3,185,944
Zoe’s Kitchen †	65,640	781,772
		82,782,388
Consumer Staples – 1.53%
Central Garden & Pet
Class A †	74,410	2,233,788
Inter Parfums	60,045	2,200,649
Performance Food Group †	89,813	2,460,876
		6,895,313
Energy – 0.98%
Diamondback Energy †	12,020	1,067,496
GasLog (Monaco)	86,144	1,313,696
Keane Group †	84,834	1,357,344
QEP Resources †	67,758	684,356
		4,422,892
Financials – 7.53%
Argo Group International
Holdings (Bermuda)	41,874	2,537,564
Comerica	78,330	5,736,889
East West Bancorp	60,100	3,520,658
Essent Group †	70,785	2,628,955
Evercore Partners Class A	35,108	2,475,114
MarketAxess Holdings	13,400	2,694,740
ServisFirst Bancshares	38,998	1,438,636
Signature Bank †	9,672	1,388,222
Stifel Financial †	43,154	1,984,221
SVB Financial Group †	16,178	2,843,931
Virtu Financial Class A	92,406	1,630,966
Virtus Investment Partners	14,023	1,555,852
Zions Bancorporation	79,960	3,511,044
		33,946,792
Healthcare – 18.05%
Aerie Pharmaceuticals †	11,600	609,580
Alnylam Pharmaceuticals †	15,661	1,249,121
AMN Healthcare Services †	53,583	2,092,416
AngioDynamics †	59,517	964,771
athenahealth †	10,989	1,544,504
AtriCure †	79,189	1,920,333
Bioverativ †	21,481	1,292,512
Bluebird Bio †	11,375	1,194,944
Cerus †	266,960	670,070
Clovis Oncology †	22,719	2,127,180
Coherus Biosciences †	38,311	549,763
DexCom †	25,571	1,870,519
Emergent BioSolutions †	25,969	880,609
Esperion Therapeutics †	25,549	1,182,408
Evolent Health Class A †	80,725	2,046,379
Flexion Therapeutics †	55,917	1,130,642
Galapagos ADR †	9,238	706,892
Glaukos †	26,470	1,097,711
HealthEquity †	54,639	2,722,661
ICON (Ireland) †	26,176	2,559,751
IDEXX Laboratories †	33,500	5,407,570
Inogen †	25,927	2,473,954
Integra LifeSciences
Holdings †	51,300	2,796,363
Intrexon †	28,642	689,986

(continues)     NQ-OPTSG [6/17] 8/17 (239965) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
K2M Group Holdings †	200,656	$4,887,980
Lexicon Pharmaceuticals †	104,566	1,720,111
Medidata Solutions †	35,016	2,738,251
Mettler-Toledo International †	8,749	5,149,136
Nevro †	25,622	1,907,045
Novocure (United Kingdom) †	67,342	1,165,017
OraSure Technologies †	51,700	892,342
Pacira Pharmaceuticals †	28,217	1,345,951
Spectranetics †	71,029	2,727,514
Surgery Partners †	76,122	1,731,775
Teladoc †	118,650	4,117,155
TESARO †	7,903	1,105,314
Vocera Communications †	174,259	4,603,923
WellCare Health Plans †	30,105	5,405,654
Wright Medical Group (Netherlands) †	76,352	2,098,916
		81,376,723
Industrials – 14.77%
AMETEK	78,800	4,772,916
AO Smith	43,583	2,455,030
Apogee Enterprises	53,614	3,047,420
Brink’s	25,800	1,728,600
Copart †	101,151	3,215,590
Dycom Industries †	35,765	3,201,683
EnPro Industries	33,936	2,422,012
Gardner Denver Holdings †	58,256	1,258,912
Genesee & Wyoming †	31,469	2,152,165
Granite Construction	42,288	2,039,973
Hub Group Class A †	30,566	1,172,206
JELD-WEN Holding †	22,940	744,632
John Bean Technologies	25,100	2,459,800
KAR Auction Services	41,166	1,727,737
Kennametal	38,400	1,436,928
Masonite International †	21,306	1,608,603
Mercury Systems †	29,800	1,254,282
NCI Building Systems †	106,511	1,778,734
Nordson	17,500	2,123,100
On Assignment †	99,219	5,372,709
PGT Innovations †	128,064	1,639,219
REV Group	69,289	1,917,919
RPX †	74,290	1,036,345
Schneider National Class B	86,506	1,935,139
SPX †	53,728	1,351,796
Swift Transportation †	61,997	1,642,921
Terex	66,503	2,493,863
TransUnion †	50,300	2,178,493
Wabash National	70,299	1,545,172
WABCO Holdings †	32,000	4,080,320
West	32,638	761,118
		66,555,337
Information Technology – 30.04%
2U †	151,515	7,109,084
Acxiom †	103,191	2,680,902
Atlassian (Australia) †	49,354	1,736,274
Axcelis Technologies †	46,076	965,292
Benefitfocus †	49,698	1,806,522
CACI International Class A †	9,185	1,148,584
Cadence Design Systems †	85,827	2,874,346
Ciena †	90,274	2,258,655
Cloudera †	64,872	1,039,249
Cognex	39,415	3,346,333
Coherent †	11,470	2,580,635
CommScope Holding †	68,545	2,606,766
Cornerstone OnDemand †	45,300	1,619,475
CoStar Group †	8,900	2,346,040
CyberArk Software (Israel) †	38,449	1,920,528
Cypress Semiconductor	193,193	2,637,084
Five9 †	124,254	2,673,946
FormFactor †	167,826	2,081,042
Global Payments	12,900	1,165,128
GrubHub †	12,200	531,920
Hortonworks †	98,826	1,272,879
IAC/InterActiveCorp †	22,900	2,364,196
IPG Photonics †	13,000	1,886,300
Lumentum Holdings †	9,355	533,703
MACOM Technology Solutions Holdings †	18,625	1,038,716
MercadoLibre (Argentina)	4,050	1,016,064
Micron Technology †	70,945	2,118,418
Microsemi †	55,820	2,612,376
Mimecast †	136,170	3,646,633
MKS Instruments	34,330	2,310,409
Nanometrics †	47,108	1,191,361
New Relic †	41,109	1,768,098
Nuance Communications †	115,539	2,011,534
Okta †	24,141	550,415
OSI Systems †	25,278	1,899,642
Pandora Media †	94,402	842,066
PTC †	79,438	4,378,623
RealPage †	81,542	2,931,435
RingCentral Class A †	73,840	2,698,852
ServiceNow †	55,560	5,889,360
Shopify Class A (Canada) †	44,056	3,828,466
Silicon Motion Technology ADR	29,306	1,413,428
Square Class A †	200,653	4,707,319

2 NQ-OPTSG [6/17] 8/17 (239965)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Information Technology (continued)
SS&C Technologies Holdings	111,662	$4,288,937
Stratasys †	68,400	1,594,404
Take-Two Interactive
Software †	59,900	4,395,462
Talend ADR †	35,812	1,245,541
Tech Data †	20,957	2,116,657
Teradyne	153,208	4,600,836
Trimble †	79,455	2,834,160
Ultimate Software Group †	7,808	1,640,148
Universal Display	76,845	8,395,316
Vantiv Class A †	42,040	2,662,814
Zebra Technologies †	17,734	1,782,622
Zendesk †	65,482	1,819,090
		135,414,085
Materials – 4.63%
Boise Cascade †	84,982	2,583,453
Carpenter Technology	40,881	1,530,176
Celanese Class A	24,200	2,297,548
Chemours	57,300	2,172,816
FMC	69,800	5,098,890
Platform Specialty Products †	197,000	2,497,960
Steel Dynamics	55,355	1,982,263
US Concrete †	34,210	2,687,195
		20,850,301
Real Estate – 0.55%
QTS Realty Trust Class A	47,381	2,479,448
		2,479,448
Total Common Stock
(cost $351,784,905)		434,723,279

Convertible Preferred Stock – 1.06%
Cloudera=π†	30,243	453,001
DocuSign
Series B =π†	1,166	20,825
Series B-1 =π†	349	6,233
Series C =π†	4,474	79,906
Series D =π†	838	14,967
Series E =π†	21,664	386,919
DraftKings
Series D =π†	56,648	154,649
Series D-1 =π†	50,706	138,427
Honest=π†	15,249	649,760
MarkLogic=π†	83,588	1,112,556
Nutanixπ†	40,185	809,728
Veracode Series 8=π†	30,584	140,075
Zuora=π†	209,844	795,309
Total Convertible Preferred
Stock (cost $4,539,067)		4,762,355

	Principal
	amount°
Short-Term Investments – 2.20%
Discount Note – 0.28%≠
Federal Home Loan Bank
0.95% 7/10/17	1,280,116	1,279,869
		1,279,869
Repurchase Agreements – 1.53%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$1,911,692 (collateralized
by US government
obligations
3.375% 5/15/44; market
value $1,949,766)	1,911,534	1,911,534
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$3,186,137 (collateralized
by US government
obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $3,249,608)	3,185,890	3,185,890
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price
$1,789,913 (collateralized
by US government
obligations 0.00%–2.00%
8/15/17–11/15/45; market
value $1,825,553)	1,789,756	1,789,756
		6,887,180
US Treasury Obligation – 0.39%≠
US Treasury Bill
0.70% 7/13/17	1,754,062	1,753,690
		1,753,690
Total Short-Term
Investments
(cost $9,920,645)		9,920,739

(continues)       NQ-OPTSG [6/17] 8/17 (239965) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Total Value of
Securities – 99.71%
(cost $366,244,617)	$449,406,373
Receivables and Other
Assets Net of
Liabilities – 0.29%	1,318,622
Net Assets Applicable to
30,904,881 Shares
Outstanding – 100.00%	$450,724,995
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017,the aggregate value of fair valued securities was $3,952,627 which represents 0.88% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
π	Restricted Security.These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted securities was $4,762,355, which represented 1.06% of the Fund’s net assets. See table below for additional details on restricted securities.
†	Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Cloudera	2/5/14	$440,338	$453,001
DocuSign Series B	2/28/14	15,312	20,825
DocuSign Series B-1	2/28/14	4,583	6,233
DocuSign Series C	4/30/15	85,423	79,906
DocuSign Series D	2/28/14	11,005	14,967
DocuSign Series E	2/28/14	284,500	386,919
DraftKings Series D	8/11/15	72,069	36,530
DraftKings Series D	8/11/15	60,403	30,617
DraftKings Series D	7/17/15	11,634	5,897
DraftKings Series D	7/16/15	160,995	81,605
DraftKings Series D-1	8/18/15	42,620	15,179
DraftKings Series D-1	8/11/15	346,062	123,248
Honest	8/3/15	697,718	649,760
MarkLogic	4/27/15	970,808	1,112,556
Nutanix	8/25/14	538,338	809,728
Veracode Series 8	6/14/17	—	140,075
Zuora	1/15/15	5,976	5,962
Zuora	1/15/15	791,283	789,347
Total		$4,539,067	$4,762,355

See accompanying notes.

4 NQ-OPTSG [6/17] 8/17 (239965)

Notes

Optimum Small-Mid Cap Growth Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$366,244,617
Aggregate unrealized appreciation of investments	$91,210,238
Aggregate unrealized depreciation of investments	(8,048,482)
Net unrealized appreciation of investments	$83,161,756

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)       NQ-OPTSG [6/17] 8/17 (239965) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$434,723,279	$—	$—	$434,723,279
Convertible Preferred Stock	809,728	—	3,952,627	4,762,355
Short-Term Investments	—	9,920,739	—	9,920,739
Total Value of Securities	$435,533,007	$9,920,739	$3,952,627	$449,406,373

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Convertible
Preferred
Stock
Beginning balance March 31, 2017	$4,584,960
Sales	(1,065,862)
Net realized gain (loss)	501,101
Net change in unrealized
appreciation (depreciation)	(67,572)
Ending balance June 30, 2017	$3,952,627
Net change in unrealized appreciation
(depreciation) from investments still
held at the end of the period	$(67,572)

The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

6 NQ-OPTSG [6/17] 8/17 (239965)

(Unaudited)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Weighted
Average
Discounted
				Range of	Enterprise
		Valuation	Unobservable	Unobservable	Value / Revenue
Assets	Value	Techniques	Inputs	Inputs	Multiple
Convertible	$3,952,627	Comparable	Enterprise value / revenue multiple	1.7x to 12.4x	4.93×
Preferred Stock		company approach	Range of comparable companies

A significant change to the inputs may result in a significant change to the valuation.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSG [6/17] 8/17 (239965) 7

Schedule of investments

Optimum Small-Mid Cap Value Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.93%
Consumer Discretionary – 9.62%
AMC Networks Class A †	14,900	$795,809
American Eagle Outfitters	62,200	749,510
Bed Bath & Beyond	23,600	717,440
Bloomin’ Brands	72,500	1,539,175
BorgWarner	30,000	1,270,800
Brinker International	33,200	1,264,920
Cable One	5,902	4,195,732
Carriage Services	30,300	816,888
Children’s Place	7,100	724,910
Columbia Sportswear	31,900	1,852,114
Cooper-Standard Holdings †	17,300	1,745,051
Goodyear Tire & Rubber	56,700	1,982,232
Hanesbrands	77,300	1,790,268
Harley-Davidson	28,800	1,555,776
Haverty Furniture	43,900	1,101,890
Helen of Troy †	32,260	3,035,666
KB Home	50,600	1,212,882
Kohl’s	23,900	924,213
Lear	11,700	1,662,336
Marcus	30,500	921,100
Murphy USA †	16,500	1,222,815
Penske Automotive Group	19,700	865,027
PulteGroup	53,000	1,300,090
Scripps Networks Interactive Class A	12,800	874,368
Shoe Carnival	31,500	657,720
Sonic Automotive Class A	76,300	1,484,035
Tenneco	26,400	1,526,712
Unifi †	14,500	446,600
Wyndham Worldwide	24,229	2,432,834
		40,668,913
Consumer Staples – 4.87%
Bunge	27,700	2,066,420
Dean Foods	87,300	1,484,100
Edgewell Personal Care †	23,800	1,809,276
Energizer Holdings	69,624	3,343,344
Flowers Foods	103,800	1,796,778
Ingles Markets Class A	35,400	1,178,820
J&J Snack Foods	23,024	3,040,780
Pilgrim’s Pride †	59,400	1,302,048
Sanderson Farms	17,400	2,012,310
SUPERVALU †	124,600	409,934
Universal	33,100	2,141,570
		20,585,380
Energy – 4.29%
Diamond Offshore Drilling †	42,600	461,358
Diamondback Energy †	42,842	3,804,798
HollyFrontier	24,500	673,015
McDermott International †	140,000	1,003,800
Murphy Oil	28,700	735,581
Parsley Energy Class A †	125,500	3,482,625
PDC Energy †	30,900	1,332,099
Rowan †	54,795	561,101
RSP Permian †	108,400	3,498,068
Tesoro	27,300	2,555,280
		18,107,725
Financials – 23.06%
American Financial Group	30,900	3,070,533
Annaly Capital Management	139,300	1,678,565
Apollo Commercial Real Estate Finance	77,600	1,439,480
Ares Capital	56,000	917,280
Assurant	18,600	1,928,634
Assured Guaranty (Bermuda)	34,400	1,435,856
Banc of California	67,300	1,446,950
Banco Latinoamericano de Comercio Exterior (Panama)	32,105	879,035
Berkshire Hills Bancorp	44,099	1,550,080
Blackstone Mortgage Trust	41,500	1,311,400
Central Pacific Financial	34,200	1,076,274
Chemical Financial	95,626	4,629,255
CIT Group	61,800	3,009,660
CNA Financial	60,200	2,934,750
CNO Financial Group	127,400	2,660,112
Customers Bancorp †	37,700	1,066,156
Everest Re Group (Bermuda)	12,200	3,105,998
First Busey	45,200	1,325,264
Great Western Bancorp	105,450	4,303,415
Hancock Holding	19,200	940,800
Hanmi Financial	47,900	1,362,755
Hanover Insurance Group	21,400	1,896,682
HCI Group	16,900	793,962
Heritage Insurance Holdings	32,300	420,546
Home BancShares	76,300	1,899,870
International Bancshares	26,600	932,330
Kemper	48,900	1,887,540
Lazard Class A	31,400	1,454,762
MGIC Investment †	107,200	1,200,640
New Mountain Finance	71,900	1,046,145
Old National Bancorp	86,500	1,492,125
Opus Bank	31,100	752,620
Piper Jaffray	9,900	593,505

(continues)     NQ-OPTSV [6/17] 8/17 (239969) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Financials (continued)
Prospect Capital	160,841	$1,306,029
Radian Group	69,500	1,136,325
Reinsurance Group of America	21,200	2,721,868
Renasant	46,200	2,020,788
South State	22,100	1,893,970
Starwood Property Trust	81,600	1,827,024
TCF Financial	163,600	2,607,784
TriCo Bancshares	45,200	1,588,780
Universal Insurance Holdings	41,300	1,040,760
Unum Group	75,700	3,529,891
Validus Holdings (Bermuda)	19,500	1,013,415
Washington Federal	43,100	1,430,920
Western Alliance Bancorp †	96,800	4,762,560
Wintrust Financial	66,200	5,060,328
XL Group	89,400	3,915,720
Zions Bancorporation	117,093	5,141,554
		97,440,695
Healthcare – 6.78%
Akorn †	26,000	872,040
Centene †	16,400	1,310,032
Cooper	9,785	2,342,725
Integer Holdings †	17,300	748,225
Kindred Healthcare	107,600	1,253,540
Lannett †	44,200	901,680
LifePoint Health †	24,900	1,672,035
PAREXEL International †	7,400	643,134
Patterson	66,474	3,120,954
PerkinElmer	42,300	2,882,322
Premier Class A †	79,900	2,876,400
Quest Diagnostics	11,600	1,289,456
STERIS (United Kingdom)	37,600	3,064,400
Sucampo Pharmaceuticals Class A †	67,400	707,700
Teleflex	21,100	4,383,736
United Therapeutics †	4,600	596,758
		28,665,137
Industrials – 14.26%
ACCO Brands †	146,000	1,700,900
Aircastle	55,700	1,211,475
Alaska Air Group	14,800	1,328,448
Albany International	20,300	1,084,020
Briggs & Stratton	39,700	956,770
Chicago Bridge & Iron (Netherlands)	29,200	576,116
Crane	13,900	1,103,382
Curtiss-Wright	40,580	3,724,432
Deluxe	29,800	2,062,756
Ennis	45,800	874,780
Equifax	21,007	2,886,782
GATX	20,400	1,311,108
Gibraltar Industries †	42,500	1,515,125
Hawaiian Holdings †	37,700	1,770,015
Herman Miller	57,067	1,734,837
Hubbell	29,165	3,300,603
Huntington Ingalls Industries	25,770	4,797,343
Interface	151,100	2,969,115
ITT	31,330	1,258,839
JetBlue Airways †	69,200	1,579,836
Middleby †	14,300	1,737,593
Moog Class A †	19,600	1,405,712
Oshkosh	24,800	1,708,224
Owens Corning	22,400	1,499,008
Pentair (United Kingdom)	42,855	2,851,572
Pitney Bowes	45,300	684,030
Ryder System	31,700	2,281,766
Spirit AeroSystems Holdings Class A	51,200	2,966,528
Timken	24,600	1,137,750
Trinity Industries	50,400	1,412,712
Wabash National	130,500	2,868,390
Woodward	28,656	1,936,572
		60,236,539
Information Technology – 12.52%
Amdocs	83,300	5,369,518
Arrow Electronics †	11,500	901,830
Avnet	117,900	4,583,952
Booz Allen Hamilton Holding	106,274	3,458,156
Broadridge Financial Solutions	42,776	3,232,154
Brocade Communications Systems	40,264	507,729
Cirrus Logic †	27,400	1,718,528
Convergys	31,400	746,692
CSG Systems International	18,200	738,556
Electronics For Imaging †	42,470	2,012,228
Flex †	158,900	2,591,659
FLIR Systems	107,207	3,715,795
IXYS	29,700	488,565
j2 Global	46,600	3,965,194
Jabil	43,700	1,275,603
Juniper Networks	47,000	1,310,360
NCR †	67,500	2,756,700
ON Semiconductor †	83,000	1,165,320
OSI Systems †	45,851	3,445,703

2 NQ-OPTSV [6/17] 8/17 (239969)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Information Technology (continued)
Plantronics	27,500	$1,438,525
Sanmina †	59,300	2,259,330
Tech Data †	23,100	2,333,100
Teradyne	28,900	867,867
TTM Technologies †	60,000	1,041,600
Western Union	51,400	979,170
		52,903,834
Materials – 7.04%
Albemarle	38,007	4,011,259
Cabot	26,400	1,410,552
Clearwater Paper †	25,400	1,187,450
Domtar	45,500	1,748,110
Eagle Materials	40,800	3,770,736
Eastman Chemical	15,700	1,318,643
KapStone Paper & Packaging	92,900	1,916,527
Owens-Illinois †	45,000	1,076,400
Packaging Corp of America	24,100	2,684,499
PolyOne	62,404	2,417,531
Reliance Steel & Aluminum	21,500	1,565,415
Schweitzer-Mauduit International	32,700	1,217,421
Sensient Technologies	38,600	3,108,458
Stepan	26,600	2,317,924
		29,750,925
Real Estate – 10.53%
Alexandria Real Estate Equities	31,792	3,829,982
Brandywine Realty Trust	249,400	4,371,982
CBL & Associates Properties	63,700	536,991
City Office REIT (Canada)	41,300	524,510
Franklin Street Properties	70,484	780,963
Getty Realty	53,400	1,340,340
Government Properties Income Trust	37,700	690,287
Highwoods Properties	68,510	3,474,142
Hospitality Properties Trust	104,300	3,040,345
Hudson Pacific Properties	70,300	2,403,557
Independence Realty Trust	82,300	812,301
InfraREIT †	49,700	951,755
Lexington Realty Trust	201,200	1,993,892
Mack-Cali Realty	69,300	1,880,802
Medical Properties Trust	157,100	2,021,877
One Liberty Properties	51,900	1,216,017
Piedmont Office Realty Trust	58,900	1,241,612
Preferred Apartment Communities	33,100	521,325
Select Income REIT	88,800	2,133,864
Senior Housing Properties Trust	123,300	2,520,252
STAG Industrial	145,500	4,015,800
Summit Hotel Properties	162,100	3,023,165
Xenia Hotels & Resorts	59,900	1,160,263
		44,486,024
Telecommunication Services – 1.11%
Iridium Communications †	178,100	1,968,005
magicJack VocalTec (Israel) †	123,200	887,040
Zayo Group Holdings †	59,400	1,835,460
		4,690,505
Utilities – 4.85%
AES	97,300	1,081,003
Alliant Energy	102,632	4,122,727
CenterPoint Energy	119,800	3,280,124
IDACORP	51,000	4,352,850
NorthWestern	69,542	4,243,453
OGE Energy	98,000	3,409,420
		20,489,577
Total Common Stock
(cost $340,628,211)		418,025,254

	Principal
	amount°
Short-Term Investments – 0.64%
Discount Note – 0.06%≠
Federal Home Loan Bank
0.95% 7/10/17	263,299	263,248
		263,248
Repurchase Agreements – 0.48%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $560,977
(collateralized by US
government obligations
3.375% 5/15/44; market
value $572,150)	560,931	560,931
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $934,957
(collateralized by US
government obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $953,583)	934,885	934,885

(continues)     NQ-OPTSV [6/17] 8/17 (239969) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $525,242
(collateralized by US
government obligations
0.00%–2.00%
8/15/17–11/15/45; market
value $535,700)	525,196	$525,196
		2,021,012
US Treasury Obligation – 0.10%≠
US Treasury Bill
0.70% 7/13/17	438,059	437,966
		437,966
Total Short-Term
Investments
(cost $2,722,206)		2,722,226
Total Value of
Securities – 99.57%
(cost $343,350,417)		420,747,480
Receivables and Other
Assets Net of
Liabilities – 0.43%		1,814,450
Net Assets Applicable to
29,190,321 Shares
Outstanding – 100.00%		$422,561,930
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

4 NQ-OPTSV [6/17] 8/17 (239969)

Notes

Optimum Small-Mid Cap Value Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$343,350,417
Aggregate unrealized appreciation of investments	$85,561,732
Aggregate unrealized depreciation of investments	(8,164,669)
Net unrealized appreciation of investments	$77,397,063

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)      NQ-OPTSV [6/17] 8/17 (239969) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$418,025,254	$—	$418,025,254
Short-Term Investments	—	2,722,226	2,722,226
Total Value of Securities	$418,025,254	$2,722,226	$420,747,480

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended June 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSV [6/17] 8/17 (239969)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: